As filed with the Securities and Exchange Commission on April 29, 2005
                                                   1933 Act File No:  333-86933
                                                   1940 Act File No:  811-09577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 9                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 10                                             [X]


                            JNLNY Separate Account II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (888) 367-5651
--------------------------------------------------------------------------------

                                Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
 x       on May 2, 2005 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----

If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                              PERSPECTIVE ADVISORS

                          FIXED AND VARIABLE ANNUITY(R)

                                    ISSUED BY

           JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R) AND

                            JNLNY SEPARATE ACCOUNT II


                                   MAY 2, 2005

--------------------------------------------------------------------------------

Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisers Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 2, 2005, by calling Jackson National Life of NY at (800) 599-5651 or by writing Jackson National Life of NY at: Annuity Service Center, P.O. Box 378004, Denver, Colorado 80237-8004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------

o    Individual single premium deferred annuity

o 2 guaranteed fixed account options that offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National Life of NY) (the "Guaranteed Fixed Account options"), as may be made available by us, or as may be otherwise limited by us o Investment Divisions which purchase shares of the following mutual funds - all Class A shares (the "Funds"):


                                JNL SERIES TRUST


JNL/AIM Large Cap Growth Fund
JNL/AIM REAL ESTATE FUND
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity
Fund JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
JNL/GOLDMAN SACHS MID CAP VALUE FUND
JNL/JPMORGAN INTERNATIONAL EQUITY FUND (FORMERLY, JNL/PUTNAM
  INTERNATIONAL EQUITY FUND)
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (THE JNL/ALLIANCE
  CAPITAL GROWTH FUND MERGED INTO THIS FUND, EFFECTIVE MAY 2, 2005) JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund


JNL VARIABLE FUND LLC


JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND)
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT ENERGY SECTOR FUND)

JNL/Mellon Capital Management Technology Sector Fund


HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.


THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.


EFFECTIVE SEPTEMBER 16, 2002, PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY IS NO LONGER AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.



--------------------------------------------------------------------------------
   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P(R).


"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                                 TABLE OF CONTENTS



KEY FACTS................................................................................................. 1


FEES AND EXPENSES TABLES.................................................................................. 3


THE ANNUITY CONTRACT...................................................................................... 6


JACKSON NATIONAL LIFE OF NY............................................................................... 8


THE GUARANTEED FIXED ACCOUNT.............................................................................. 8


THE SEPARATE ACCOUNT...................................................................................... 8


INVESTMENT DIVISIONS...................................................................................... 8


CONTRACT CHARGES.......................................................................................... 8


PURCHASES.................................................................................................12


TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS..............................................................13


TELEPHONE AND INTERNET TRANSACTIONS.......................................................................15


ACCESS TO YOUR MONEY......................................................................................16


INCOME PAYMENTS (THE INCOME PHASE)........................................................................17


DEATH BENEFIT.............................................................................................18


TAXES.....................................................................................................20


OTHER INFORMATION.........................................................................................23


PRIVACY POLICY............................................................................................24


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............................................26


APPENDIX A (ACCUMULATION UNIT VALUES).....................................................................A-1



                                    KEY FACTS

-------------------------------------------------------------------------------------------------------------------

ANNUITY SERVICE CENTER:                                   1 (800) 599-5651 (8 a.m. - 8 p.m., ET)

         MAIL ADDRESS:                                    P.O. Box 378004, Denver, Colorado  80237-8004

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado  80237

INSTITUTIONAL MARKETING
  GROUP SERVICE CENTER:                                   1 (888) 464-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank or
another financial institution)


         MAIL ADDRESS:                                    P.O. Box 30901, Lansing, Michigan  48909-8401

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan  48951
                                                          Attn:  IMG

HOME OFFICE:                                              2900 Westchester Avenue, Purchase, New York  10577
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ANNUITY CONTRACT

The single premium fixed and variable annuity Contract offered by Jackson National Life of NY provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the Guaranteed Fixed Account of Jackson National Life of NY, as may be made available by us, or as may be otherwise limited by us, and investment divisions (the "Investment Divisions") (collectively, the "Allocation Options"). There may be periods when we do not offer any fixed account options, or impose special transfer requirements on the fixed account options. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You can put money into any of the Allocation Options but you may allocate your Contract Value to no more than 18 Investment Divisions and the Guaranteed Fixed Account at any one time.

--------------------------------------------------------------------------------

EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.


Jackson National Life of NY makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the Guaranteed Fixed Account. During the accumulation phase, Jackson National Life of NY deducts a $30 annual contract maintenance charge from your Contract.

There are also investment charges which are expected to range, on an annual basis, from 0.60% to 1.35% of the average daily value of a Fund, depending on the Fund.

--------------------------------------------------------------------------------
PURCHASES

You can buy a Contract for $25,000 or more. You cannot add subsequent premiums to your Contract. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account options. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the mortality and expense risk charge) associated with the Contract.


--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------

INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

--------------------------------------------------------------------------------

FREE LOOK

You may return your Contract to the selling agent or to Jackson National Life of NY within 20 days after receiving it. Jackson National Life of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account. We will determine the Contract Value in the Investment Divisions as of the date the Contract is received by Jackson National Life of NY or the date you return it to the selling agent. Jackson National Life of NY will return premium payments where required by law.


--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

--------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

--------------------------------------------------------------------------------

                          OWNER TRANSACTION EXPENSES 1
--------------------------------------------------------------------------------


         WITHDRAWAL CHARGE:  None

         TRANSFER FEE:  $25 for each transfer in excess of 15 in a Contract Year


         COMMUTATION FEE 2: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

--------------------------------------------------------------------------------


1 See "Contract Charges." When at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Interest rate adjustments will not be charged on wire/overnight fees.


2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.


--------------------------------------------------------------------------------

                        SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------------------------------------------------------

         CONTRACT MAINTENANCE CHARGE: $30 per Contract per year

                           AND

         MORTALITY AND EXPENSE RISK CHARGES                             1.35%
         ADMINISTRATION CHARGE                                          0.15%
         --------------------------------------------------------------------
         Total Separate Account Annual Expenses                         1.50%
         (as an annual percentage of average daily account value)


--------------------------------------------------------------------------------

THE NEXT TABLES SHOW THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS AND A FULL TABLE OF THE EXPENSES CHARGED BY ALL OF THE FUNDS, WHICH YOU WILL PAY DURING THE TIME YOUR MONEY IS ALLOCATED TO THE CORRESPONDING INVESTMENT DIVISION. PLEASE REFER TO THE JNL SERIES TRUST AND JNL VARIABLE FUND LLC PROSPECTUSES FOR MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE AND INFORMATION ON THE ADVISER AND ADMINISTRATOR, JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), AND THE SUB-ADVISERS.


--------------------------------------------------------------------------------

                      TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Expenses  that  are  deducted  from  Fund  assets,   including   management  and
administration fees, distribution (12b-1) fees and other expenses

                        Minimum:  0.60%


                        Maximum: 1.35%

--------------------------------------------------------------------------------


                 FUND OPERATING EXPENSES
(AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET  ASSETS)


                                                                                         OTHER       ANNUAL
                                                                    MANAGEMENT AND      SERVICE     EXPENSES      OPERATING
                        FUND NAME                                    ADMIN FEE A      (12B-1) FEE       B          EXPENSES

--------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/AIM Large Cap Growth C                                               0.81%            0.20%       0.01%           1.02%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/AIM Real Estate                                                      0.85%            0.20%       0.01%           1.06%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/AIM Small Cap Growth                                                 0.95%            0.20%       0.01%           1.16%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Alger Growth D                                                       0.80%            0.20%       0.01%           1.01%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Eagle Core Equity                                                    0.75%            0.20%       0.01%           0.96%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Eagle SmallCap Equity                                                0.85%            0.20%       0.01%           1.06%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/FMR Balanced E                                                       0.80%            0.20%       0.01%           1.01%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/FMR Capital Growth E                                                 0.80%            0.20%       0.01%           1.01%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Franklin Templeton Small Cap Value                                   0.95%            0.20%       0.01%           1.16%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Goldman Sachs Mid Cap Value                                          0.85%            0.20%       0.01%           1.06%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/JPMorgan International Equity E, F                                   0.88%            0.20%       0.01%           1.09%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/JPMorgan International Value F                                       0.88%            0.20%       0.01%           1.09%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Lazard Mid Cap Value C                                               0.82%            0.20%       0.01%           1.03%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Lazard Small Cap Value C                                             0.85%            0.20%       0.01%           1.06%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management S&P 500 Index                              0.39%            0.20%       0.01%           0.60%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management S&P 400 MidCap Index                       0.39%            0.20%       0.01%           0.60%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Small Cap Index                            0.39%            0.20%       0.01%           0.60%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management International Index                        0.45%            0.20%       0.01%           0.66%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Bond Index                                 0.40%            0.20%       0.01%           0.61%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index G             0.56%            0.20%       0.01%           0.77%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Oppenheimer Global Growth                                            0.85%            0.20%       0.01%           1.06%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Oppenheimer Growth                                                   0.80%            0.20%       0.01%           1.01%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/PIMCO Total Return Bond                                              0.60%            0.20%       0.01%           0.81%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Putnam Equity E                                                      0.78%            0.20%       0.01%           0.99%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Putnam Midcap Growth                                                 0.85%            0.20%       0.01%           1.06%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Putnam Value Equity E                                                0.75%            0.20%       0.01%           0.96%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Salomon Brothers High Yield Bond H                                   0.60%            0.20%       0.01%           0.81%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Salomon Brothers Strategic Bond                                      0.73%            0.20%       0.01%           0.94%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Salomon Brothers U.S. Government & Quality Bond                      0.58%            0.20%       0.01%           0.79%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Select Balanced                                                      0.59%            0.20%       0.01%           0.80%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Select Global Growth I                                               0.88%            0.20%       0.01%           1.09%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Select Large Cap Growth I                                            0.78%            0.20%       0.01%           0.99%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Select Money Market                                                  0.40%            0.20%       0.01%           0.61%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Select Value                                                         0.65%            0.20%       0.01%           0.86%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/T. Rowe Price Established Growth C                                   0.70%            0.20%       0.01%           0.91%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/T. Rowe Price Mid-Cap Growth                                         0.81%            0.20%       0.01%           1.02%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/T. Rowe Price Value C                                                0.77%            0.20%       0.01%           0.98%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/S&P Managed Conservative J                                           0.18%            0.00%       0.00%           0.18%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/S&P Managed Moderate J                                               0.18%            0.00%       0.00%           0.18%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/S&P Managed Moderate Growth J                                        0.17%            0.00%       0.01%           0.18%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/S&P Managed Growth J                                                 0.16%            0.00%       0.01%           0.17%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/S&P Managed Aggressive Growth J                                      0.18%            0.00%       0.00%           0.18%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management JNL 5                                      0.51%            0.20%       0.01%           0.72%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management VIP                                        0.52%            0.20%       0.04%           0.76%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Communications Sector K                    0.52%            0.20%       0.01%           0.73%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Consumer Brands Sector K                   0.52%            0.20%       0.00%           0.72%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Financial Sector K                         0.52%            0.20%       0.00%           0.72%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Healthcare Sector K                        0.52%            0.20%       0.01%           0.73%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Oil & Gas Sector K                         0.51%            0.20%       0.01%           0.72%

------------------------------------------------------------------- ---------------- ------------- ------------- ---------------

JNL/Mellon Capital Management Technology Sector K                        0.52%            0.20%       0.00%           0.72%

--------------------------------------------------------------------------------------------------------------------------------


A Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of 0.15%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other Expenses include trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C A reduction in advisory fee took place on January 1, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

D A reduction in advisory fee took place on July 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

E A reduction in advisory fee took place on May 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

F A reduction in advisory fee took place on May 2, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

G A reduction in advisory fee took place on February 17, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

H Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

I This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

J UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Funds (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.77% to 1.35% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Fund based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund..........................  1.013%
         JNL/S&P Managed Moderate Fund..............................  1.050%
         JNL/S&P Managed Moderate Growth Fund.......................  1.098%
         JNL/S&P Managed Growth Fund................................  1.142%
         JNL/S&P Managed Aggressive Growth Fund.....................  1.160%

K This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund which took place on February 18, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.


EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.


Each of the examples assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% annual return on assets each year whether you surrender or maintain the Contract since there is no withdrawal charge. Neither transfer fees nor premium tax charges are reflected in the examples. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include the maximum Fund fees and expenses. Based on these assumptions, your costs would be:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$301              $921              $1,567           $3,299

The following examples include the minimum fund fees and expenses. Based on these assumptions, your costs would be:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$226              $697              $1,195           $2,565

EXPLANATION OF THE FEES AND EXPENSES TABLES AND EXAMPLES. The purpose of the Fees and Expenses Tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples also reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Guaranteed Fixed Account.


THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National Life of NY in the Statement of Additional Information. The financial statements of Jackson National Life of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National Life of NY's financial statements do not bear on the future investment experiences of the assets held in the Separate Account. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the cover page of this prospectus.

CONDENSED FINANCIAL INFORMATION. An accumulation unit value history is provided in Appendix A. Accumulation units are determined on the basis of changes in the per share value of the relevant underlying Fund and the Separate Account charge.



                              THE ANNUITY CONTRACT


The fixed and variable annuity Contract offered by Jackson National Life of NY is a Contract between you, the owner, and Jackson National Life of NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to the Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.


The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.


The Contract offers Guaranteed Fixed Account options, as may be made available by us, or as may be otherwise limited by us. The Guaranteed Fixed Account options each offer a minimum interest rate that is guaranteed by Jackson National Life of NY for the duration of the Guaranteed Fixed Account period. While your money is in a Guaranteed Fixed Account, the interest your money earns and your principal are guaranteed by Jackson National Life of NY. The value of a Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the Guaranteed Fixed Account, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The owner (or the joint owner) can exercise all the rights under the Contract. You can assign the Contract at any time before the Income Date but Jackson National Life of NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event. The effective date of an assignment is the date it is signed.

The Contract is a single premium fixed and variable deferred annuity Contract. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents.

                           JACKSON NATIONAL LIFE OF NY

Jackson National Life of NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National Life of NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson National Life of NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National Life of NY issues and administers the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each owner, and records with respect to the value of each Contract.

Jackson National Life of NY is working to provide documentation electronically. When this program is available, Jackson National Life of NY will, as permitted, forward documentation electronically. Please contact Jackson National Life of NY's Annuity Service Center for more information.


                          THE GUARANTEED FIXED ACCOUNT


If you select a Guaranteed Fixed Account, your money will be placed with Jackson National Life of NY's other assets. The Guaranteed Fixed Account options are not registered with the SEC and the SEC does not review the information we provide to you about the Guaranteed Fixed Account. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the available Guaranteed Fixed Account options, as supplemented by our administrative requirements relating to transfers. Both the availability of the Guaranteed Fixed Account options, and transfers into and out of the Guaranteed Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the Jackson National Life of NY registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.


                              THE SEPARATE ACCOUNT


The JNLNY Separate Account II was established by Jackson National Life of NY on November 10, 1998, pursuant to the provisions of New York law, as a segregated asset account of the company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the Separate Account legally belong to Jackson National Life of NY and the obligations under the Contracts are obligations of Jackson National Life of NY. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National Life of NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National Life of NY may issue.

The Separate Account is divided into Investment Divisions. Jackson National Life of NY does not guarantee the investment performance of the Separate Account or the Investment Divisions.


                              INVESTMENT DIVISIONS


You may allocate your Contract Value to no more than 18 Allocation Options, which includes the Guaranteed Fixed Account, at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


-------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

-------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of securities represented by the Russell 2000(R) Index.

-------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

-------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing in securities issued by medium-sized companies.


-------------------------------------------------------------------------------------------------------------------

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value
         Index at the time of investing.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued based on their return on equity.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies.
         However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of U.S.
         mid-capitalization companies of a similar size to those in the Russell
         MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.


-------------------------------------------------------------------------------------------------------------------

JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S.
         companies selected for their growth potential.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of medium-sized
         (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------


The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Funds' investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson National Life of NY. They are NOT offered or made available to the general public directly.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Funds. You should read the prospectuses for the JNL Series Trust and JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National Life of NY will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National Life of NY receives instructions, we will vote all the shares Jackson National Life of NY owns in proportion to those instructions.

SUBSTITUTION. Jackson National Life of NY may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC and the New York Insurance Department. Jackson National Life of NY will give you notice of such transactions.


                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:


INSURANCE CHARGES. Each day Jackson National Life of NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the Guaranteed Fixed Account.

These charges are for the mortality risks, expense risks and administrative expenses. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson National Life of NY assumes arise from its obligations under the Contracts:


     o to make income payments for the life of the annuitant during the income phase; and

     o    to provide a death benefit prior to the Income Date.


The expense risk that Jackson National Life of NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National Life of NY deducts a $30 annual contract maintenance charge on the Contract Anniversary of the Issue Date. If you make a complete withdrawal from your Contract, the full annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from Contract Value based on your allocations to the Investment Divisions and the Guaranteed Fixed Account.

Currently, Jackson National Life of NY will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National Life of NY may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract Year. Jackson National Life of NY may waive the transfer fee in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:


     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


OTHER EXPENSES. Jackson National Life of NY pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National Life of NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

INCOME TAXES. Jackson National Life of NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National Life of NY during the valuation period which are determined by Jackson National Life of NY to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National Life Insurance Company, Jackson National Life of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales that currently range from 10 to 50 basis points. Marketing support payments, set by the broker-dealers, among other things, allow us to participate in sales conferences and educational seminars. These payments are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by JNLNY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

MINIMUM PREMIUM:

The Contract is a single premium Contract, which means that you cannot add additional premiums to this Contract after the first premium payment. The minimum premium must be at least $25,000.

The maximum premium we accept without our prior approval is $1 million.


There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account options. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National Life of NY will allocate your premiums to one or more of the Guaranteed Fixed Account and Investment Divisions. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a Guaranteed Fixed Account or Investment Division is $100.

You may not allocate your Contract Value to more than 18 Investment Divisions and the Guaranteed Fixed Account at any one time.

Jackson National Life of NY will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information required by us for the purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National Life of NY is unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National Life of NY business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson National Life of NY offers a Capital Protection program that a Contract owner may request at issue. Under this program, Jackson National Life of NY will allocate part of the premium to the Guaranteed Fixed Account you select so that such part, based on that Guaranteed Fixed Account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if the Guaranteed Fixed Account options are available. You should consult your Jackson National Life of NY representative with respect to the current availability of Guaranteed Fixed Account options, their limitations, and the availability of the Capital Protection program.


For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.


Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions. In order to keep track of the value of your Contract during the accumulation phase, Jackson National Life of NY uses a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day Jackson National Life of NY determines the value of an Accumulation Unit for each of the Investment Divisions by:


     1. determining the total amount of assets held in the particular Investment Division;


     2.   subtracting any charges and taxes chargeable under the Contract, and;


     3.   dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from business day to business day.


When you make a premium payment, Jackson National Life of NY credits your Contract with Accumulation Units. The number of Accumulation Units credited is determined at the close of Jackson National Life of NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Guaranteed Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Guaranteed Fixed Account will be subject to any applicable interest rate adjustment. There may be periods when we do not offer the Guaranteed Fixed Account, or when we impose special transfer requirements on the Guaranteed Fixed Account. If a renewal occurs within one year of the Income Date, we will credit interest up to the Income Date at the then current interest rate for the applicable Guaranteed Fixed Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Guaranteed Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.


                       TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, Jackson National Life of NY's Internet website, subject to Jackson National Life of NY's right to terminate electronic or telephone transfer privileges, as described above. Jackson National Life of NY's Customer Service representatives are available during business hours to provide you with information about your account. Jackson National Life of NY requires that you provide proper identification before performing transactions over the telephone or through Jackson National Life of NY's Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to Jackson National Life of NY in an application, at Jackson National Life of NY's website, or through other means will authorize Jackson National Life of NY to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify Jackson National Life of NY to the contrary. To notify Jackson National Life of NY, please call us at the Annuity Service Center number referenced in your Contract or on your quarterly statement.


WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.


Transfer instructions you send electronically are considered to be received by Jackson National Life of NY at the time and date stated on the electronic acknowledgement Jackson National Life of NY returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National Life of NY will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Annuity Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson National Life of NY's procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Jackson National Life of NY's procedures include requesting identifying information and tape-recording telephone communications, and other specific details. Jackson National Life of NY and Jackson National Life of NY's affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if Jackson National Life of NY fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, Jackson National Life of NY may be held liable for such losses.

Jackson National Life of NY does not guarantee access to telephonic and electronic information or that Jackson National Life of NY will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National Life of NY also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and Jackson National Life of NY will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

Upon notification of the owner's death, any telephone transfer authorization, other than by surviving joint owners, designated by the owner ceases, and Jackson National Life of NY will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.


                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive:


     1. the value of your Contract as of the end of the business day your request is received by us in Good Order;

     2.   less any applicable taxes; and

     3.   less any annual contract maintenance charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in the Guaranteed Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract value to less than $100 will be treated as a request for a complete withdrawal.

Your withdrawal request must be in writing. Jackson National Life of NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contract information is on the cover page of this prospectus. We neither endorse any investment advisers nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 17.


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.


SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National Life of NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:


     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);


     b) under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     c) under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     d)   the SEC, by order, may permit for the protection of Contract Owners.

Jackson National Life of NY has reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account for the period permitted by law, but not more than six months.


                       INCOME PAYMENTS (THE INCOME PHASE)


The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.


You can change the Income Date or income option at any time before the Income Date. You must give us notice 7 days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).


At the Income Date, you can choose whether payments will come from the Guaranteed Fixed Account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the guaranteed fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National Life of NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National Life of NY may set the frequency of payments so that the first payment would be at least $20.


INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the Income Date;

     2. the 4.5% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.


Jackson National Life of NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments. The following income options are available:


         OPTION 1 - Life Income. This income option provides monthly payments for the Annuitant's life.

         OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for the Annuitant's life and for the life of another person.

         OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


         ADDITIONAL OPTIONS - Other income options may be made available by Jackson National Life of NY.

No withdrawals are permitted during the income phase under an income option that is life contingent.


                                  DEATH BENEFIT


The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan Annuity Service Center.

DEATH OF OWNER BEFORE THE INCOME DATE. If you or any joint Owner dies before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies, unless the joint Owner is the deceased Owner's spouse who elects to continue the Contract. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Jackson National Life of NY may limit permissible joint Owners to spouses.


The death benefit is the greater of:


     1. the Contract Value at the end of the business day when we receive proof of death and a payment election at our Annuity Service Center, or


     2. the total premiums paid prior to the death of the Owner, minus any withdrawals, charges, fees and premium taxes incurred, or


     3. the greatest anniversary value until the Owner's 81st birthday. The anniversary value is defined as the Contract Value on the first day of each Contract Year, less any withdrawals since that anniversary.


The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


Unless the Beneficiary chooses to receive the death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date Jackson National Life of NY receives proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National Life of NY will pay the death benefit within 7 days. If the Beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.


As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.


SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract, and its optional benefits, remains the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner die on or after the Income Date, and the owner is not an Annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

DEATH OF ANNUITANT. If the Annuitant is not an owner or joint Owner and dies before the Income Date, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.


TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.


If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.


NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.


The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to your Beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a Beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.


WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract are taxable to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.


IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National Life of NY believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National Life of NY regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 50 Investment Divisions and at least 1 Fixed Account, although a Contract owner can select no more than 18 guaranteed fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National Life of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION


DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other Guaranteed Fixed Account options from the one-year Guaranteed Fixed Account or any of the other Investment Divisions. If the Guaranteed Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year Guaranteed Fixed Account option, if currently available, and the JNL/Select Money Market Fund).

REBALANCING. You can arrange to have Jackson National Life of NY automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Jackson National Life of NY does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or to Jackson National Life of NY within 20 days after receiving it. Jackson National Life of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the Guaranteed Fixed Account, minus any withdrawals from the Guaranteed Fixed Account (if available). We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson National Life of NY will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National Life of NY may advertise several types of performance for the Investment Divisions.


     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.


Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge. The deduction of the annual contract maintenance charge would reduce the percentage increase or make greater any percentage decrease.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National Life of NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National Life of NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National Life of NY.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life of NY is a party.

Jackson National Life Insurance Company ("Jackson National" or "JNL"), Jackson National Life of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and


     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.


DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:


o Jackson National Life of NY Annuity Service Center: 1 (800) 599-5651, P.O. Box 378004, Denver, Colorado 80237-8004

o Institutional Marketing Group (IMG) Service Center: 1 (888) 464-7779, P.O. Box 30901, Lansing, Michigan (for Contracts purchased through a bank or other 48909-8401 financial institution)


--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History ......................................... 2

Services ................................................................ 2

Purchase of Securities Being Offered .................................... 2

Underwriters ............................................................ 2

Calculation of Performance .............................................. 2

Additional Tax Information .............................................. 7

Annuity Provisions.......................................................19

Financial Statements ....................................................20

                                    APPENDIX A

                            ACCUMULATION UNIT VALUES


The table reflects the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - under the Contract. This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Complete condensed financial information about the Separate Account, including the footnotes with the beginning dates of activity for each Investment Division under the Contract, is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

With the table, please note the following changes with the Investment Divisions. Effective October 4, 2004, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

     JNL/PPM America High Yield Bond TO JNL/Salomon Brothers High Yield Bond
                 JNL/PPM America Balanced TO JNL/Select Balanced
             JNL/PPM America Money Market TO JNL/Select Money Market
                    JNL/PPM America Value TO JNL/Select Value
      JNL/S&P Conservative Growth Fund I TO JNL/S&P Managed Moderate Growth
            JNL/S&P Moderate Growth Fund I TO JNL/S&P Managed Growth
      JNL/S&P Aggressive Growth Fund I TO JNL/S&P Managed Aggressive Growth

Also effective October 4, 2004: the JNL/Salomon Brothers Balanced Fund MERGED into the JNL/Select Balanced Fund; the JNL/S&P Core Index 100 Fund MERGED INTO the JNL/S&P Managed Growth Fund; and all of the JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Core Index 50 Fund, and JNL/S&P Core Index 75 Fund MERGED INTO the JNL/S&P Managed Aggressive Growth Fund.

Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):




                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                        JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
           JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector



Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.50%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/Select Large Cap Growth Division23

  Accumulation unit value:
    Beginning of period                        $5.87            $4.40            $6.36            $9.25           $10.00
    End of period                              $6.46            $5.87            $4.40            $6.36            $9.25
  Accumulation units outstanding
  at the end of period                          923             1,628            1,630            1,534            1,535

JNL/FMR Capital Growth Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,007             N/A              N/A              N/A              N/A








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/Eagle SmallCap Equity Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.38             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Balanced Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,775             N/A              N/A              N/A              N/A

JNL/Putnam Equity Division22

  Accumulation unit value:
    Beginning of period                        $6.72            $5.36            $7.17            $9.71           $10.00
    End of period                              $7.49            $6.72            $5.36            $7.17            $9.71
  Accumulation units outstanding
  at the end of period                          610             2,162            2,114            9,514            1,833

JNL/PPM America High Yield Bond
Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Money Market Division25

  Accumulation unit value:
    Beginning of period                       $10.00           $10.10           $10.15           $10.00             N/A
    End of period                              $9.92           $10.00           $10.10           $10.15             N/A
  Accumulation units outstanding
  at the end of period                        14,118           28,729           28,906           89,756             N/A

JNL/Putnam Value Equity Division21

  Accumulation unit value:
    Beginning of period                        $9.22            $7.51            $9.52           $10.31           $10.00
    End of period                              $9.97            $9.22            $7.51            $9.52           $10.31
  Accumulation units outstanding
  at the end of period                        16,925           17,880           17,886           17,447            5,012








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/Salomon Brothers Strategic
Bond Division278

  Accumulation unit value:
    Beginning of period                       $10.90           $10.00             N/A              N/A              N/A
    End of period                             $11.48           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,712              -               N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T. Rowe Price Established
Growth Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division23

  Accumulation unit value:
    Beginning of period                        $7.97            $6.29            $8.04           $10.24           $10.00
    End of period                              $9.13            $7.97            $6.29            $8.04           $10.24
  Accumulation units outstanding
  at the end of period                         4,188            4,713            4,714            4,715            1,437

JNL/T. Rowe Price Mid-Cap Growth
Division23

  Accumulation unit value:
    Beginning of period                       $10.50            $7.69           $10.00           $10.31           $10.00
    End of period                             $12.21           $10.50            $7.69           $10.00           $10.31
  Accumulation units outstanding
  at the end of period                         2,360            1,055            1,020             911              911

JNL/Alliance Capital Growth Division23

  Accumulation unit value:
    Beginning of period                        $6.54            $5.34            $7.86            $9.34           $10.00
    End of period                              $6.85            $6.54            $5.34            $7.86            $9.34
  Accumulation units outstanding
  at the end of period                           -              6,940              -               607              607








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/JPMorgan International Value
Division99

  Accumulation unit value:
    Beginning of period                        $9.90            $7.21           $10.00             N/A              N/A
    End of period                             $11.95            $9.90            $7.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,443             399              400              N/A              N/A

JNL/PIMCO Total Return Bond Division28

  Accumulation unit value:
    Beginning of period                       $11.63           $11.27           $10.51           $10.00             N/A
    End of period                             $11.97           $11.63           $11.27           $10.51             N/A
  Accumulation units outstanding
  at the end of period                         4,584            4,828            6,171            5,264             N/A

JNL/Janus Growth & Income Division22

  Accumulation unit value:
    Beginning of period                        $7.94            $6.46            $8.38            $9.84           $10.00
    End of period                              $7.79            $7.94            $6.46            $8.38            $9.84
  Accumulation units outstanding
  at the end of period                           -              2,652            2,647           13,082             897

JNL/Lazard Small Cap Value Division85

  Accumulation unit value:
    Beginning of period                       $10.46            $7.65           $10.00             N/A              N/A
    End of period                             $11.89           $10.46            $7.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,096            1,139            1,132             N/A              N/A

JNL/Lazard Mid Cap Value Division23

  Accumulation unit value:
    Beginning of period                       $12.53            $9.87           $11.66           $10.46           $10.00
    End of period                             $15.40           $12.53            $9.87           $11.66           $10.46
  Accumulation units outstanding
  at the end of period                         6,196             607              607              607              607

JNL/Salomon Brothers Balanced
Division22

  Accumulation unit value:
    Beginning of period                       $10.58            $9.17           $10.04           $10.25           $10.00
    End of period                             $10.82           $10.58            $9.17           $10.04           $10.25
  Accumulation units outstanding
  at the end of period                           -              8,448            9,980           13,290              -








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/Salomon Brothers High Yield
Bond Division418

  Accumulation unit value:
    Beginning of period                       $10.69           $10.00             N/A              N/A              N/A
    End of period                             $11.40           $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.99             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division475

  Accumulation unit value:
    Beginning of period                       $10.08           $10.00             N/A              N/A              N/A
    End of period                             $10.04           $10.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division475

  Accumulation unit value:
    Beginning of period                       $10.22           $10.00             N/A              N/A              N/A
    End of period                             $10.42           $10.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division475

  Accumulation unit value:
    Beginning of period                       $10.23           $10.00             N/A              N/A              N/A
    End of period                             $11.44           $10.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division475

  Accumulation unit value:
    Beginning of period                       $10.54           $10.00             N/A              N/A              N/A
    End of period                             $13.84           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,676              -               N/A              N/A              N/A








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/MCM Consumer Brands Sector
Division475

  Accumulation unit value:
    Beginning of period                       $10.18           $10.00             N/A              N/A              N/A
    End of period                             $11.04           $10.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Communications Sector
Division475

  Accumulation unit value:
    Beginning of period                       $10.68           $10.00             N/A              N/A              N/A
    End of period                             $12.38           $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division24

  Accumulation unit value:
    Beginning of period                        $6.75            $5.13            $7.37           $10.24           $10.00
    End of period                              $7.88            $6.75            $5.13            $7.37           $10.24
  Accumulation units outstanding
  at the end of period                           -               697              698              699              700

JNL/FMR Balanced Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.92             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          483              N/A              N/A              N/A              N/A








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/MCM S&P 400 MidCap Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          483              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          478              N/A              N/A              N/A              N/A

JNL/MCM International Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          479              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.28             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          474              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division31

  Accumulation unit value:
    Beginning of period                       $10.86            $7.85           $10.25           $10.00             N/A
    End of period                             $12.62           $10.86            $7.85           $10.25             N/A
  Accumulation units outstanding
  at the end of period                         1,414             136              101               -               N/A

JNL/Oppenheimer Growth Division29

  Accumulation unit value:
    Beginning of period                        $8.56            $7.38           $10.03           $10.00             N/A
    End of period                              $8.79            $8.56            $7.38           $10.03             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/AIM Large Cap Growth Division358

  Accumulation unit value:
    Beginning of period                       $11.36           $10.00             N/A              N/A              N/A
    End of period                             $12.31           $11.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,083              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division111

  Accumulation unit value:
    Beginning of period                       $10.31            $7.56           $10.00             N/A              N/A
    End of period                             $10.86           $10.31            $7.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,019            N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,917             N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,414             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/S&P Conservative Growth Division
II20

  Accumulation unit value:
    Beginning of period                        $8.89            $7.48            $8.70            $9.50           $10.00
    End of period                              $8.87            $8.89            $7.48            $8.70            $9.50
  Accumulation units outstanding
  at the end of period                           -             91,202           100,759          113,808          14,416

JNL/S&P Moderate Growth Division II28

  Accumulation unit value:
    Beginning of period                        $9.27            $7.65            $9.19           $10.00             N/A
    End of period                              $9.26            $9.27            $7.65            $9.19             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              8,342             N/A

JNL/S&P Aggressive Growth Division
II33

  Accumulation unit value:
    Beginning of period                        $9.54            $7.68           $10.00             N/A              N/A
    End of period                              $9.52            $9.54            $7.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              8,010            3,925             N/A              N/A

JNL/S&P Very Aggressive Growth
Division II

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                              $9.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division II26

  Accumulation unit value:
    Beginning of period                        $9.12            $7.28            $9.99           $10.00             N/A
    End of period                              $9.09            $9.12            $7.28            $9.99             N/A
  Accumulation units outstanding
  at the end of period                           -              5,015            7,013            7,306             N/A

JNL/S&P Equity Aggressive Growth
Division II

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A








INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000
                                               ----             ----             ----             ----             ----

JNL/S&P Core Index 50 Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A



                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 2, 2005



                     INDIVIDUAL DEFERRED FIXED AND VARIABLE
                                ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT II
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2004. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651.




                                TABLE OF CONTENTS
                                                                       PAGE

General Information and History.......................................... 2
Services................................................................. 2
Purchase of Securities Being Offered..................................... 2
Underwriters............................................................. 2
Calculation of Performance............................................... 2
Additional Tax Information............................................... 5
Annuity Provisions...................................................... 17
Financial Statements ................................................... 18

GENERAL INFORMATION AND HISTORY


JNLNY Separate Account II (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National Life of
NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National Life of NY is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded insurance company in the United Kingdom.


SERVICES


Jackson National Life of NY keeps the assets of the Separate Account. Jackson National Life of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account II and Jackson National Life of NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 East Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National Life Insurance Company.


The aggregate amount of underwriting commissions paid to broker/dealers was $224,715 in 2002, $45,854 in 2003 and $165,365 in 2004. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE


When Jackson National Life of NY advertises performance for an Investment Division (except the JNL/Select Money Market Fund (formerly, JNL/PPM America Money Market Division)), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.


Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. No deduction is made for premium taxes which may be assessed by certain states.


Jackson National Life of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.


Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.


Jackson National Life of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


                                    [OBJECT OMITTED]

Where:

         a        =        net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
         b        =        expenses for the Investment Division accrued for the period (net of reimbursements).
         c        =        the average daily number of accumulation units outstanding during the period.
         d        =        the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.


Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL LIFE OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON NATIONAL LIFE OF NY'S TAX STATUS

Jackson National Life of NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National Life of NY and its operations form a part of Jackson National Life of NY.

TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS


The Code generally requires Jackson National Life of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.


Jackson National Life of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.


At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 9 options whereas the Contract offers 49 Investment Divisions and 2 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.



Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS


The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National Life of NY's administrative procedures. Jackson National Life of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National Life of NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.


A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)


On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National Life of NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities


         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 4.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 4.5% per annum.

                            ACCUMULATION UNIT VALUES

The table reflects the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - under the Contract. This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.

With the table, please note the following changes with the Investment Divisions. Effective October 4, 2004, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

     JNL/PPM America High Yield Bond TO JNL/Salomon Brothers High Yield Bond
                 JNL/PPM America Balanced TO JNL/Select Balanced
             JNL/PPM America Money Market TO JNL/Select Money Market
                    JNL/PPM America Value TO JNL/Select Value
      JNL/S&P Conservative Growth Fund I TO JNL/S&P Managed Moderate Growth
            JNL/S&P Moderate Growth Fund I TO JNL/S&P Managed Growth
      JNL/S&P Aggressive Growth Fund I TO JNL/S&P Managed Aggressive Growth

Also effective October 4, 2004: the JNL/Salomon Brothers Balanced Fund MERGED into the JNL/Select Balanced Fund; the JNL/S&P Core Index 100 Fund MERGED INTO the JNL/S&P Managed Growth Fund; and all of the JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Core Index 50 Fund, and JNL/S&P Core Index 75 Fund MERGED INTO the JNL/S&P Managed Aggressive Growth Fund.

Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):




                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                        JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
           JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector



Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.50%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/Select Large Cap Growth Division23

  Accumulation unit value:
    Beginning of period                        $5.87            $4.40            $6.36            $9.25           $10.00
    End of period                              $6.46            $5.87            $4.40            $6.36            $9.25
  Accumulation units outstanding
  at the end of period                          923             1,628            1,630            1,534            1,535

JNL/FMR Capital Growth Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Alger Growth Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,007             N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/Eagle SmallCap Equity Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.38             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Balanced Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,775             N/A              N/A              N/A              N/A

JNL/Putnam Equity Division22

  Accumulation unit value:
    Beginning of period                        $6.72            $5.36            $7.17            $9.71           $10.00
    End of period                              $7.49            $6.72            $5.36            $7.17            $9.71
  Accumulation units outstanding
  at the end of period                          610             2,162            2,114            9,514            1,833

JNL/PPM America High Yield Bond
Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/Select Money Market Division25

  Accumulation unit value:
    Beginning of period                       $10.00           $10.10           $10.15           $10.00             N/A
    End of period                              $9.92           $10.00           $10.10           $10.15             N/A
  Accumulation units outstanding
  at the end of period                        14,118           28,729           28,906           89,756             N/A

JNL/Putnam Value Equity Division21

  Accumulation unit value:
    Beginning of period                        $9.22            $7.51            $9.52           $10.31           $10.00
    End of period                              $9.97            $9.22            $7.51            $9.52           $10.31
  Accumulation units outstanding
  at the end of period                        16,925           17,880           17,886           17,447            5,012






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/Salomon Brothers Strategic
Bond Division278

  Accumulation unit value:
    Beginning of period                       $10.90           $10.00             N/A              N/A              N/A
    End of period                             $11.48           $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,712              -               N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T. Rowe Price Established
Growth Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division23

  Accumulation unit value:
    Beginning of period                        $7.97            $6.29            $8.04           $10.24           $10.00
    End of period                              $9.13            $7.97            $6.29            $8.04           $10.24
  Accumulation units outstanding
  at the end of period                         4,188            4,713            4,714            4,715            1,437

JNL/T. Rowe Price Mid-Cap Growth
Division23

  Accumulation unit value:
    Beginning of period                       $10.50            $7.69           $10.00           $10.31           $10.00
    End of period                             $12.21           $10.50            $7.69           $10.00           $10.31
  Accumulation units outstanding
  at the end of period                         2,360            1,055            1,020             911              911

JNL/Alliance Capital Growth Division23

  Accumulation unit value:
    Beginning of period                        $6.54            $5.34            $7.86            $9.34           $10.00
    End of period                              $6.85            $6.54            $5.34            $7.86            $9.34
  Accumulation units outstanding
  at the end of period                           -              6,940              -               607              607


INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/JPMorgan International Value
Division99

  Accumulation unit value:
    Beginning of period                        $9.90            $7.21           $10.00             N/A              N/A
    End of period                             $11.95            $9.90            $7.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,443             399              400              N/A              N/A

JNL/PIMCO Total Return Bond Division28

  Accumulation unit value:
    Beginning of period                       $11.63           $11.27           $10.51           $10.00             N/A
    End of period                             $11.97           $11.63           $11.27           $10.51             N/A
  Accumulation units outstanding
  at the end of period                         4,584            4,828            6,171            5,264             N/A

JNL/Janus Growth & Income Division22

  Accumulation unit value:
    Beginning of period                        $7.94            $6.46            $8.38            $9.84           $10.00
    End of period                              $7.79            $7.94            $6.46            $8.38            $9.84
  Accumulation units outstanding
  at the end of period                           -              2,652            2,647           13,082             897

JNL/Lazard Small Cap Value Division85

  Accumulation unit value:
    Beginning of period                       $10.46            $7.65           $10.00             N/A              N/A
    End of period                             $11.89           $10.46            $7.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,096            1,139            1,132             N/A              N/A

JNL/Lazard Mid Cap Value Division23

  Accumulation unit value:
    Beginning of period                       $12.53            $9.87           $11.66           $10.46           $10.00
    End of period                             $15.40           $12.53            $9.87           $11.66           $10.46
  Accumulation units outstanding
  at the end of period                         6,196             607              607              607              607

JNL/Salomon Brothers Balanced
Division22

  Accumulation unit value:
    Beginning of period                       $10.58            $9.17           $10.04           $10.25           $10.00
    End of period                             $10.82           $10.58            $9.17           $10.04           $10.25
  Accumulation units outstanding
  at the end of period                           -              8,448            9,980           13,290              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/Salomon Brothers High Yield
Bond Division418

  Accumulation unit value:
    Beginning of period                       $10.69           $10.00             N/A              N/A              N/A
    End of period                             $11.40           $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.99             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division475

  Accumulation unit value:
    Beginning of period                       $10.08           $10.00             N/A              N/A              N/A
    End of period                             $10.04           $10.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division475

  Accumulation unit value:
    Beginning of period                       $10.22           $10.00             N/A              N/A              N/A
    End of period                             $10.42           $10.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Financial Sector Division475

  Accumulation unit value:
    Beginning of period                       $10.23           $10.00             N/A              N/A              N/A
    End of period                             $11.44           $10.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division475

  Accumulation unit value:
    Beginning of period                       $10.54           $10.00             N/A              N/A              N/A
    End of period                             $13.84           $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,676              -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/MCM Consumer Brands Sector
Division475

  Accumulation unit value:
    Beginning of period                       $10.18           $10.00             N/A              N/A              N/A
    End of period                             $11.04           $10.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/MCM Communications Sector
Division475

  Accumulation unit value:
    Beginning of period                       $10.68           $10.00             N/A              N/A              N/A
    End of period                             $12.38           $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division24

  Accumulation unit value:
    Beginning of period                        $6.75            $5.13            $7.37           $10.24           $10.00
    End of period                              $7.88            $6.75            $5.13            $7.37           $10.24
  Accumulation units outstanding
  at the end of period                           -               697              698              699              700

JNL/FMR Balanced Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.29             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/MCM S&P 500 Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.92             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          483              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/MCM S&P 400 MidCap Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.30             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          483              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          478              N/A              N/A              N/A              N/A

JNL/MCM International Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          479              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.28             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          474              N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division31

  Accumulation unit value:
    Beginning of period                       $10.86            $7.85           $10.25           $10.00             N/A
    End of period                             $12.62           $10.86            $7.85           $10.25             N/A
  Accumulation units outstanding
  at the end of period                         1,414             136              101               -               N/A

JNL/Oppenheimer Growth Division29

  Accumulation unit value:
    Beginning of period                        $8.56            $7.38           $10.03           $10.00             N/A
    End of period                              $8.79            $8.56            $7.38           $10.03             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -                -               N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/AIM Large Cap Growth Division358

  Accumulation unit value:
    Beginning of period                       $11.36           $10.00             N/A              N/A              N/A
    End of period                             $12.31           $11.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,083              -               N/A              N/A              N/A

JNL/AIM Small Cap Growth Division111

  Accumulation unit value:
    Beginning of period                       $10.31            $7.56           $10.00             N/A              N/A
    End of period                             $10.86           $10.31            $7.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/S&P Managed Moderate Growth
Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,019            N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.00             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,917             N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $11.10             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,414             N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.19             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A


INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/S&P Conservative Growth Division
II20

  Accumulation unit value:
    Beginning of period                        $8.89            $7.48            $8.70            $9.50           $10.00
    End of period                              $8.87            $8.89            $7.48            $8.70            $9.50
  Accumulation units outstanding
  at the end of period                           -             91,202           100,759          113,808          14,416

JNL/S&P Moderate Growth Division II28

  Accumulation unit value:
    Beginning of period                        $9.27            $7.65            $9.19           $10.00             N/A
    End of period                              $9.26            $9.27            $7.65            $9.19             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -              8,342             N/A

JNL/S&P Aggressive Growth Division
II33

  Accumulation unit value:
    Beginning of period                        $9.54            $7.68           $10.00             N/A              N/A
    End of period                              $9.52            $9.54            $7.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              8,010            3,925             N/A              N/A

JNL/S&P Very Aggressive Growth
Division II

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                              $9.79             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division II26

  Accumulation unit value:
    Beginning of period                        $9.12            $7.28            $9.99           $10.00             N/A
    End of period                              $9.09            $9.12            $7.28            $9.99             N/A
  Accumulation units outstanding
  at the end of period                           -              5,015            7,013            7,306             N/A

JNL/S&P Equity Aggressive Growth
Division II

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A




INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2004             2003             2002             2001             2000

JNL/S&P Core Index 50 Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.21             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division569

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A              N/A

1-September 16, 1996            85-April 1, 2002                169-August 14, 2002             253-January 16, 2003
2-April 1, 1998                 86-April 2, 2002                170-August 15, 2002             254-January 17, 2003
3-April 8, 1998                 87-April 3, 2002                171-August 16, 2002             255-January 21, 2003
4-April 9, 1998                 88-April 4, 2002                172-August 19, 2002             256-January 22, 2003
5-April 13, 1998                89-April 8, 2002                173-August 20, 2002             257-January 24, 2003
6-April 15, 1998                90-April 9, 2002                174-August 23, 2002             258-January 27, 2003
7-January 21, 1999              91-April 10, 2002               175-August 26, 2002             259-January 28, 2003
8-January 29, 1999              92-April 11, 2002               176-August 28, 2002             260-January 30, 2003
9-February 9, 1999              93-April 12, 2002               177-August 29, 2002             261-January 31, 2003
10-March 22, 1999               94-April 15, 2002               178-August 30, 2002             262-February 3, 2003
11-April 1, 1999                95-April 16, 2002               179-September 3, 2002           263-February 4, 2003
12-April 8, 1999                96-April 17, 2002               180-September 4, 2002           264-February 5, 2003
13-April 9, 1999                97-April 18, 2002               181-September 5, 2002           265-February 6, 2003
14-April 13, 1999               98-April 19, 2002               182-September 6, 2002           266-February 7, 2003
15-April 15, 1999               99-April 22, 2002               183-September 10, 2002          267-February 12, 2003
16-April 22, 1999               100-April 23, 2002              184-September 11, 2002          268-February 13, 2003
17-July 2, 1999                 101-April 24, 2002              185-September 12, 2002          269-February 14, 2003
18-August 16, 1999              102-April 25, 2002              186-September 13, 2002          270-February 18, 2003
19-May 1, 2000                  103-April 26, 2002              187-September 16, 2002          271-February 19, 2003
20-November 3, 2000             104-April 29, 2002              188-September 17, 2002          272-February 20, 2003
21-November 17, 2000            105-April 30, 2002              189-September 18, 2002          273-February 21, 2003
22-November 27, 2000            106-May 1, 2002                 190-September 19, 2002          274-February 24, 2003
23-December 14, 2000            107-May 2, 2002                 191-September 20, 2002          275-February 25, 2003
24-December 19, 2000            108-May 3, 2002                 192-September 23, 2002          276-February 26, 2003
25-February 12, 2001            109-May 6, 2002                 193-September 24, 2002          277-February 27, 2003
26-March 28, 2001               110-May 7, 2002                 194-September 25, 2002          278-February 28, 2003
27-May 1, 2001                  111-May 8, 2002                 195-September 26, 2002          279-March 3, 2003
28-June 7, 2001                 112-May 9, 2002                 196-September 27, 2002          280-March 4, 2003
29-August 15, 2001              113-May 10, 2002                197-September 30, 2002          281-March 5, 2003
30-October 29, 2001             114-May 13, 2002                198-October 1, 2002             282-March 6, 2003
31-December 14, 2001            115-May 14, 2002                199-October 2, 2002             283-March 7, 2003
32-January 3, 2002              116-May 15, 2002                200-October 3, 2002             284-March 10, 2003
33-January 7, 2002              117-May 16, 2002                201-October 4, 2002             285-March 11, 2003
34-January 10, 2002             118-May 17, 2002                202-October 7, 2002             286-March 12, 2003
35-January 11, 2002             119-May 20, 2002                203-October 8, 2002             287-March 13, 2003
36-January 14, 2002             120-May 21, 2002                204-October 9, 2002             288-March 14, 2003
37-January 15, 2002             121-May 23, 2002                205-October 10, 2002            289-March 17, 2003
38-January 18, 2002             122-May 24, 2002                206-October 11, 2002            290-March 18, 2003
39-January 22, 2002             123-May 28, 2002                207-October 14, 2002            291-March 19, 2003
40-January 23, 2002             124-May 29, 2002                208-October 15, 2002            292-March 20, 2003
41-January 25, 2002             125-May 30, 2002                209-October 17, 2002            293-March 21, 2003
42-January 28, 2002             126-May 31, 2002                210-October 18, 2002            294-March 24, 2003
43-January 29, 2002             127-June 3, 2002                211-October 21, 2002            295-March 26, 2003
44-January 30, 2002             128-June 4, 2002                212-October 22, 2002            296-March 27, 2003
45-January 31, 2002             129-June 5, 2002                213-October 24, 2002            297-March 28, 2003
46-February 1, 2002             130-June 6, 2002                214-October 25, 2002            298-March 31, 2003
47-February 4, 2002             131-June 7, 2002                215-October 28, 2002            299-April 1, 2003
48-February 5, 2002             132-June 10, 2002               216-October 29, 2002            300-April 2, 2003
49-February 6, 2002             133-June 11, 2002               217-October 31, 2002            301-April 3, 2003
50-February 7, 2002             134-June 12, 2002               218-November 1, 2002            302-April 4, 2003
51-February 8, 2002             135-June 14, 2002               219-November 4, 2002            303-April 7, 2003
52-February 11, 2002            136-June 17, 2002               220-November 5, 2002            304-April 8, 2003
53-February 12, 2002            137-June 20, 2002               221-November 6, 2002            305-April 9, 2003
54-February 13, 2002            138-June 21, 2002               222-November 7, 2002            306-April 10, 2003
55-February 14, 2002            139-June 24, 2002               223-November 8, 2002            307-April 11, 2003
56-February 15, 2002            140-June 25, 2002               224-November 12, 2002           308-April 14, 2003
57-February 19, 2002            141-June 26, 2002               225-November 13, 2002           309-April 15, 2003
58-February 20, 2002            142-June 27, 2002               226-November 14, 2002           310-April 16, 2003
59-February 21, 2002            143-June 28, 2002               227-November 15, 2002           311-April 17, 2003
60-February 22, 2002            144-July 1, 2002                228-November 18, 2002           312-April 21, 2003
61-February 25, 2002            145-July 2, 2002                229-November 19, 2002           313-April 22, 2003
62-February 26, 2002            146-July 3, 2002                230-November 20, 2002           314-April 23, 2003
63-February 27, 2002            147-July 5, 2002                231-November 22, 2002           315-April 24, 2003
64-February 28, 2002            148-July 8, 2002                232-November 25, 2002           316-April 25, 2003
65-March 1, 2002                149-July 9, 2002                233-November 26, 2002           317-April 28, 2003
66-March 4, 2002                150-July 11, 2002               234-November 27, 2002           318-April 29, 2003
67-March 5, 2002                151-July 12, 2002               235-November 29, 2002           319-April 30, 2003
68-March 6, 2002                152-July 15, 2002               236-December 2, 2002            320-May 1, 2003
69-March 7, 2002                153-July 16, 2002               237-December 3, 2002            321-May 2, 2003
70-March 8, 2002                154-July 18, 2002               238-December 5, 2002            322-May 5, 2003
71-March 11, 2002               155-July 22, 2002               239-December 6, 2002            323-May 6, 2003
72-March 12, 2002               156-July 24, 2002               240-December 9, 2002            324-May 7, 2003
73-March 13, 2002               157-July 25, 2002               241-December 16, 2002           325-May 8, 2003
74-March 14, 2002               158-July 26, 2002               242-December 17, 2002           326-May 12, 2003
75-March 15, 2002               159-July 29, 2002               243-December 18, 2002           327-May 13, 2003
76-March 18, 2002               160-July 30, 2002               244-December 19, 2002           328-May 14, 2003
77-March 19, 2002               161-July 31, 2002               245-December 23, 2002           329-May 15, 2003
78-March 20, 2002               162-August 1, 2002              246-December 27, 2002           330-May 19, 2003
79-March 21, 2002               163-August 5, 2002              247-December 30, 2002           331-May 20, 2003
80-March 22, 2002               164-August 6, 2002              248-December 31, 2002           332-May 21, 2003
81-March 25, 2002               165-August 7, 2002              249-January 2, 2003             333-May 22, 2003
82-March 26, 2002               166-August 8, 2002              250-January 3, 2003             334-May 23, 2003
83-March 27, 2002               167-August 12, 2002             251-January 6, 2003             335-May 27, 2003
84-March 28, 2002               168-August 13, 2002             252-January 9, 2003             336-May 28, 2003


337-May 29, 2003                421-September 30, 2003          505-January 29, 2004            589-May 28, 2004
338-May 30, 2003                422-October 1, 2003             506-January 30, 2004            590-June 1, 2004
339-June 2, 2003                423-October 2, 2003             507-February 2, 2004            591-June 2, 2004
340-June 3, 2003                424-October 3, 2003             508-February 3, 2004            592-June 3, 2004
341-June 4, 2003                425-October 4, 2003             509-February 4, 2004            593-June 4, 2004
342-June 5, 2003                426-October 6, 2003             510-February 5, 2004            594-June 7, 2004
343-June 6, 2003                427-October 7, 2003             511-February 6, 2004            595-June 8, 2004
344-June 9, 2003                428-October 8, 2003             512-February 9, 2004            596-June 9, 2004
345-June 10, 2003               429-October 9, 2003             513-February 10, 2004           597-June 10, 2004
346-June 11, 2003               430-October 10, 2003            514-February 11, 2004           598-June 14, 2004
347-June 12, 2003               431-October 13, 2003            515-February 12, 2004           599-June 15, 2004
348-June 13, 2003               432-October 14, 2003            516-February 13, 2004           600-June 16, 2004
349-June 16, 2003               433-October 15, 2003            517-February 17, 2004           601-June 17, 2004
350-June 17, 2003               434-October 16, 2003            518-February 18, 2004           602-June 18, 2004
351-June 18, 2003               435-October 17, 2003            519-February 19, 2004           603-June 21, 2004
352-June 19, 2003               436-October 20, 2003            520-February 20, 2004           604-June 22, 2004
353-June 20, 2003               437-October 21, 2003            521-February 23, 2004           605-June 23, 2004
354-June 23, 2003               438-October 22, 2003            522-February 24, 2004           606-June 24, 2004
355-June 24, 2003               439-October 23, 2003            523-February 25, 2004           607-June 25, 2004
356-June 25, 2003               440-October 24, 2003            524-February 26, 2004           608-June 28, 2004
357-June 26, 2003               441-October 27, 2003            525-February 27, 2004           609-June 29, 2004
358-June 27, 2003               442-October 28, 2003            526-March 1, 2004               610-July 1, 2004
359-June 30, 2003               443-October 29, 2003            527-March 2, 2004               611-July 2, 2004
360-July 1, 2003                444-October 30, 2003            528-March 3, 2004               612-July 6, 2004
361-July 2, 2003                445-October 31, 2003            529-March 4, 2004               613-July 7, 2004
362-July 3, 2003                446-November 3, 2003            530-March 5, 2004               614-July 8, 2004
363-July 7, 2003                447-November 4, 2003            531-March 8, 2004               615-July 9, 2004
364-July 8, 2003                448-November 5, 2003            532-March 9, 2004               616-July 12, 2004
365-July 9, 2003                449-November 6, 2003            533-March 10, 2004              617-July 13, 2004
366-July 10, 2003               450-November 7, 2003            534-March 11, 2004              618-July 14, 2004
367-July 11, 2003               451-November 10, 2003           535-March 12, 2004              619-July 15, 2004
368-July 14, 2003               452-November 11, 2003           536-March 15, 2004              620-July 16, 2004
369-July 15, 2003               453-November 12, 2003           537-March 16, 2004              621-July 19, 2004
370-July 17, 2003               454-November 13, 2003           538-March 17, 2004              622-July 20, 2004
371-July 18, 2003               455-November 14, 2003           539-March 18, 2004              623-July 21, 2004
372-July 21, 2003               456-November 17, 2003           540-March 19, 2004              624-July 22, 2004
373-July 22, 2003               457-November 18, 2003           541-March 22, 2004              625-July 23, 2004
374-July 23, 2003               458-November 19, 2003           542-March 23, 2004              626-July 26, 2004
375-July 24, 2003               459-November 20, 2003           543-March 24, 2004              627-July 27, 2004
376-July 25, 2003               460-November 21, 2003           544-March 25, 2004              628-July 28, 2004
377-July 28, 2003               461-November 24, 2003           545-March 26, 2004              629-July 29, 2004
378-July 29, 2003               462-November 25, 2003           546-March 29, 2004              630-July 30, 2004
379-July 30, 2003               463-November 26, 2003           547-March 30, 2004              631-August 2, 2004
380-July 31, 2003               464-November 28, 2003           548-March 31, 2004              632-August 3, 2004
381-August 1, 2003              465-December 1, 2003            549-April 1, 2004               633-August 4, 2004
382-August 4, 2003              466-December 2, 2003            550-April 2, 2004               634-August 5, 2004
383-August 5, 2003              467-December 3, 2003            551-April 5, 2004               635-August 6, 2004
384-August 6, 2003              468-December 4, 2003            552-April 6, 2004               636-August 9, 2004
385-August 7, 2003              469-December 5, 2003            553-April 7, 2004               637-August 10, 2004
386-August 8, 2003              470-December 8, 2003            554-April 8, 2004               638-August 11, 2004
387-August 11, 2003             471-December 9, 2003            555-April 12, 2004              639-August 12, 2004
388-August 12, 2003             472-December 10, 2003           556-April 13, 2004              640-August 13, 2004
389-August 13, 2003             473-December 11, 2003           557-April 14, 2004              641-August 16, 2004
390-August 14, 2003             474-December 12, 2003           558-April 15, 2004              642-August 17, 2004
391-August 15, 2003             475-December 15, 2003           559-April 16, 2004              643-August 18, 2004
392-August 18, 2003             476-December 16, 2003           560-April 19, 2004              644-August 19, 2004
393-August 19, 2003             477-December 17, 2003           561-April 20, 2004              645-August 20, 2004
394-August 20, 2003             478-December 18, 2003           562-April 21, 2004              646-August 23, 2004
395-August 21, 2003             479-December 19, 2003           563-April 22, 2004              647-August 24, 2004
396-August 22, 2003             480-December 22, 2003           564-April 23, 2004              648-August 25, 2004
397-August 25, 2003             481-December 23, 2003           565-April 26, 2004              649-August 26, 2004
398-August 26, 2003             482-December 24, 2003           566-April 27, 2004              650-August 27, 2004
399-August 27, 2003             483-December 26, 2003           567-April 28, 2004              651-August 30, 2004
400-August 28, 2003             484-December 29, 2003           568-April 29, 2004              652-August 31, 2004
401-August 29, 2003             485-December 30, 2003           569-April 30, 2004              653-September 1, 2004
402-September 2, 2003           486-December 31, 2003           570-May 3, 2004                 654-September 2, 2004
403-September 3, 2003           487-January 2, 2004             571-May 4, 2004                 655-September 3, 2004
404-September 5, 2003           488-January 5, 2004             572-May 5, 2004                 656-September 7, 2004
405-September 8, 2003           489-January 6, 2004             573-May 6, 2004                 657-September 8, 2004
406-September 9, 2003           490-January 7, 2004             574-May 7, 2004                 658-September 9, 2004
407-September 10, 2003          491-January 8, 2004             575-May 10, 2004                659-September 10, 2004
408-September 11, 2003          492-January 9, 2004             576-May 11, 2004                660-September 13, 2004
409-September 12, 2003          493-January 12, 2004            577-May 12, 2004                661-September 14, 2004
410-September 15, 2003          494-January 13, 2004            578-May 13, 2004                662-September 15, 2004
411-September 16, 2003          495-January 14, 2004            579-May 14, 2004                663-September 16, 2004
412-September 17, 2003          496-January 15, 2004            580-May 17, 2004                664-September 17, 2004
413-September 18, 2003          497-January 16, 2004            581-May 18, 2004                665-September 20, 2004
414-September 19, 2003          498-January 20, 2004            582-May 19, 2004                666-September 21, 2004
415-September 22, 2003          499-January 21, 2004            583-May 20, 2004                667-September 22, 2004
416-September 23, 2003          500-January 22, 2004            584-May 21, 2004                668-September 23, 2004
417-September 24, 2003          501-January 23, 2004            585-May 24, 2004                669-September 24, 2004
418-September 25, 2003          502-January 26, 2004            586-May 25, 2004                670-September 27, 2004
419-September 26, 2003          503-January 27, 2004            587-May 26, 2004                671-September 28, 2004
420-September 29, 2003          504-January 28, 2004            588-May 27, 2004                672-September 29, 2004

673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004

                            JNLNY Separate Account II




                                [OBJECT OMITTED]


                              Financial Statements

                               December 31, 2004


JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                JNL/AIM           JNL/AIM             JNL/               JNL/
                                               Large Cap         Small Cap        Alger Growth     Alliance Capital
                                           Growth Portfolio   Growth Portfolio      Portfolio      Growth Portfolio
                                           ------------------ -----------------  ----------------  -----------------
ASSETS
Investments, at value (a)                           $ 25,641               $ -               $ -                $ -
Receivables:
   Investment securities sold                              1                 -                 -                  -
   Sub-account units sold                                  -                 -                 -                  -
                                           ------------------ -----------------------------------  -----------------
TOTAL ASSETS                                          25,642                 -                 -                  -
                                           ------------------ -----------------------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                 -                 -                  -
   Sub-account units redeemed                              -                 -                 -                  -
   Insurance fees due to Jackson National
      Life of New York                                     1                 -                 -                  -
                                           ------------------ -----------------  ----------------  -----------------
TOTAL LIABILITIES                                          1                 -                 -                  -
                                           ------------------ -----------------  ----------------  -----------------
NET ASSETS                                          $ 25,641               $ -               $ -                $ -
                                           ================== =================  ================  =================

UNITS OUTSTANDING                                      2,083                 -                 -                  -

UNIT VALUE                                           $ 12.31           $ 10.86               $ -             $ 6.85
--------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                 2,197                 -                 -                  -
     Investments at cost                            $ 24,367               $ -               $ -                $ -



                                                 JNL/                JNL/               JNL/                JNL/
                                              Eagle Core        Eagle SmallCap      FMR Balanced        FMR Capital
                                           Equity Portfolio    Equity Portfolio       Portfolio       Growth Portfolio
                                           ------------------  -----------------  ------------------ -------------------
ASSETS
Investments, at value (a)                           $ 43,062                $ -                 $ -                 $ -
Receivables:
   Investment securities sold                              2                  -                   -                   -
   Sub-account units sold                                  -                  -                   -                   -
                                           ------------------  -----------------  ------------------ -------------------
TOTAL ASSETS                                          43,064                  -                   -                   -
                                           ------------------  -----------------  ------------------ -------------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -                   -                   -
   Sub-account units redeemed                              -                  -                   -                   -
   Insurance fees due to Jackson National
      Life of New York                                     2                  -                   -                   -
                                           ------------------  -----------------  ------------------ -------------------
TOTAL LIABILITIES                                          2                  -                   -                   -
                                           ------------------  -----------------  ------------------ -------------------
NET ASSETS                                          $ 43,062                $ -                 $ -                 $ -
                                           ==================  =================  ================== ===================

UNITS OUTSTANDING                                      4,007                  -                   -                   -

UNIT VALUE                                           $ 10.75                $ -                 $ -                 $ -
------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                 2,878                  -                   -                   -
     Investments at cost                            $ 40,294                $ -                 $ -                 $ -



                                               JNL/Janus         JNL/JPMorgan
                                            Growth & Income     International
                                               Portfolio       Value Portfolio
                                           ------------------  -----------------
ASSETS
Investments, at value (a)                                $ -           $ 17,245
Receivables:
   Investment securities sold                              -                  1
   Sub-account units sold                                  -                  -
                                           ------------------  -----------------
TOTAL ASSETS                                               -             17,246
                                           ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -
   Sub-account units redeemed                              -                  -
   Insurance fees due to Jackson National
      Life of New York                                     -                  1
                                           ------------------  -----------------
TOTAL LIABILITIES                                          -                  1
                                           ------------------  -----------------
NET ASSETS                                               $ -           $ 17,245
                                           ==================  =================

UNITS OUTSTANDING                                          -              1,443

UNIT VALUE                                               $ -            $ 11.95
--------------------------------------------------------------------------------


(a)  Investment shares                                     -              1,856
     Investments at cost                                 $ -           $ 14,766


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



                                               JNL/Lazard          JNL/Lazard            JNL/MCM              JNL/MCM
                                                Mid Cap             Small Cap           Bond Index        Communications
                                            Value Portfolio      Value Portfolio        Portfolio        Sector Portfolio
                                           -------------------  ------------------  ------------------- --------------------
ASSETS
Investments, at value (a)                            $ 95,414            $ 24,919              $ 4,871                  $ -
Receivables:
   Investment securities sold                               4                   1                    -                    -
   Sub-account units sold                                   -                   -                    -                    -
                                           -------------------  ------------------  ------------------- --------------------
TOTAL ASSETS                                           95,418              24,920                4,871                    -
                                           -------------------  ------------------  ------------------- --------------------

LIABILITIES
Payables:
   Investment securities purchased                          -                   -                    -                    -
   Sub-account units redeemed                               -                   -                    -                    -
   Insurance fees due to Jackson National
      Life of New York                                      4                   1                    -                    -
                                           -------------------  ------------------  ------------------- --------------------
TOTAL LIABILITIES                                           4                   1                    -                    -
                                           -------------------  ------------------  ------------------- --------------------
NET ASSETS                                           $ 95,414            $ 24,919              $ 4,871                  $ -
                                           ===================  ==================  =================== ====================

UNITS OUTSTANDING                                       6,196               2,096                  474                    -

UNIT VALUE                                            $ 15.40             $ 11.89              $ 10.28                  $ -
-----------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                  6,508               1,804                  450                    -
     Investments at cost                             $ 95,640            $ 24,286              $ 4,853                  $ -


                                                                                             JNL/MCM
                                                   JNL/MCM               JNL/MCM            Enhanced            JNL/MCM
                                               Consumer Brands        Energy Sector       S&P 500 Stock        Financial
                                              Sector Portfolio          Portfolio        Index Portfolio   Sector Portfolio
                                           ------------------------ ------------------  ------------------ ------------------
ASSETS
Investments, at value (a)                                      $ -           $ 23,199                 $ -                $ -
Receivables:
   Investment securities sold                                    -                  1                   -                  -
   Sub-account units sold                                        -                  -                   -                  -
                                           ------------------------ ------------------  ------------------ ------------------
TOTAL ASSETS                                                     -             23,200                   -                  -
                                           ------------------------ ------------------  ------------------ ------------------

LIABILITIES
Payables:
   Investment securities purchased                               -                  -                   -                  -
   Sub-account units redeemed                                    -                  -                   -                  -
   Insurance fees due to Jackson National
      Life of New York                                           -                  1                   -                  -
                                           ------------------------ ------------------  ------------------ ------------------
TOTAL LIABILITIES                                                -                  1                   -                  -
                                           ------------------------ ------------------  ------------------ ------------------
NET ASSETS                                                     $ -           $ 23,199                 $ -                $ -
                                           ======================== ==================  ================== ==================

UNITS OUTSTANDING                                                -              1,676                   -                  -

UNIT VALUE                                                     $ -            $ 13.84                 $ -                $ -
-----------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                           -              1,231                   -                  -
     Investments at cost                                       $ -           $ 22,694                 $ -                $ -



                                                JNL/MCM            JNL/MCM
                                             International          JNL 5
                                            Index Portfolio       Portfolio
                                           ------------------  -----------------
ASSETS
Investments, at value (a)                            $ 5,605                $ -
Receivables:
   Investment securities sold                              -                  -
   Sub-account units sold                                  -                  -
                                           ------------------  -----------------
TOTAL ASSETS                                           5,605                  -
                                           ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -
   Sub-account units redeemed                              -                  -
   Insurance fees due to Jackson National
      Life of New York                                     -                  -
                                           ------------------  -----------------
TOTAL LIABILITIES                                          -                  -
                                           ------------------  -----------------
NET ASSETS                                           $ 5,605                $ -
                                           ==================  =================

UNITS OUTSTANDING                                        479                  -

UNIT VALUE                                           $ 11.71                $ -
--------------------------------------------------------------------------------


(a)  Investment shares                                   410                  -
     Investments at cost                             $ 4,844                $ -


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                 JNL/MCM
                                             Pharmaceutical/          JNL/MCM            JNL/MCM             JNL/MCM
                                               Healthcare         S&P 400 Mid Cap        S&P 500            Small Cap
                                            Sector Portfolio      Index Portfolio    Index Portfolio     Index Portfolio
                                           --------------------  ------------------  -----------------  ------------------
ASSETS
Investments, at value (a)                                  $ -             $ 5,455            $ 5,272             $ 5,523
Receivables:
   Investment securities sold                                -                   -                  -                   -
   Sub-account units sold                                    -                   -                  -                   -
                                           --------------------  ------------------  -----------------  ------------------
TOTAL ASSETS                                                 -               5,455              5,272               5,523
                                           --------------------  ------------------  -----------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                           -                   -                  -                   -
   Sub-account units redeemed                                -                   -                  -                   -
   Insurance fees due to Jackson National
      Life of New York                                       -                   -                  -                   -
                                           --------------------  ------------------  -----------------  ------------------
TOTAL LIABILITIES                                            -                   -                  -                   -
                                           --------------------  ------------------  -----------------  ------------------
NET ASSETS                                                 $ -             $ 5,455            $ 5,272             $ 5,523
                                           ====================  ==================  =================  ==================

UNITS OUTSTANDING                                            -                 483                483                 478

UNIT VALUE                                                 $ -             $ 11.30            $ 10.92             $ 11.54
--------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                       -                 411                495                 411
     Investments at cost                                   $ -             $ 4,839            $ 4,921             $ 4,850



                                                JNL/MCM            JNL/MCM      JNL/Oppenheimer
                                               Technology            VIP         Global Growth      JNL/Oppenheimer
                                            Sector Portfolio      Portfolio        Portfolio        Growth Portfolio
                                           -------------------  --------------- -----------------  -------------------
ASSETS
Investments, at value (a)                                 $ -              $ -          $ 17,846                  $ -
Receivables:
   Investment securities sold                               -                -                 1                    -
   Sub-account units sold                                   -                -                 -                    -
                                           -------------------  --------------- -----------------  -------------------
TOTAL ASSETS                                                -                -            17,847                    -
                                           -------------------  --------------- -----------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                          -                -                 -                    -
   Sub-account units redeemed                               -                -                 -                    -
   Insurance fees due to Jackson National
      Life of New York                                      -                -                 1                    -
                                           -------------------  --------------- -----------------  -------------------
TOTAL LIABILITIES                                           -                -                 1                    -
                                           -------------------  --------------- -----------------  -------------------
NET ASSETS                                                $ -              $ -          $ 17,846                  $ -
                                           ===================  =============== =================  ===================

UNITS OUTSTANDING                                           -                -             1,414                    -

UNIT VALUE                                                $ -              $ -           $ 12.62                  $ -
----------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                      -                -             1,497                    -
     Investments at cost                                  $ -              $ -          $ 15,342                  $ -



                                               JNL/PIMCO            JNL/PPM
                                             Total Return      America High Yield
                                            Bond Portfolio      Bond Portfolio
                                           ------------------  ------------------
ASSETS
Investments, at value (a)                           $ 54,882                 $ -
Receivables:
   Investment securities sold                              2                   -
   Sub-account units sold                                  -                   -
                                           ------------------  ------------------
TOTAL ASSETS                                          54,884                   -
                                           ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -
   Sub-account units redeemed                              -                   -
   Insurance fees due to Jackson National
      Life of New York                                     2                   -
                                           ------------------  ------------------
TOTAL LIABILITIES                                          2                   -
                                           ------------------  ------------------
NET ASSETS                                          $ 54,882                 $ -
                                           ==================  ==================

UNITS OUTSTANDING                                      4,584                   -

UNIT VALUE                                           $ 11.97                 $ -
---------------------------------------------------------------------------------


(a)  Investment shares                                 4,589                   -
     Investments at cost                            $ 53,559                 $ -

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                   JNL/Putnam         JNL/Putnam          JNL/Putnam
                                               JNL/Putnam        International          Midcap           Value Equity
                                            Equity Portfolio    Equity Portfolio   Growth Portfolio       Portfolio
                                           -------------------  ----------------- -------------------  -----------------
ASSETS
Investments, at value (a)                             $ 4,570           $ 38,239                 $ -          $ 168,712
Receivables:
   Investment securities sold                               -                  2                   -                  7
   Sub-account units sold                                   -                  -                   -                  -
                                           -------------------  ----------------- -------------------  -----------------
TOTAL ASSETS                                            4,570             38,241                   -            168,719
                                           -------------------  ----------------- -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                          -                  -                   -                  -
   Sub-account units redeemed                               -                  -                   -                  -
   Insurance fees due to Jackson National
      Life of New York                                      -                  2                   -                  7
                                           -------------------  ----------------- -------------------  -----------------
TOTAL LIABILITIES                                           -                  2                   -                  7
                                           -------------------  ----------------- -------------------  -----------------
NET ASSETS                                            $ 4,570           $ 38,239                 $ -          $ 168,712
                                           ===================  ================= ===================  =================

UNITS OUTSTANDING                                         610              4,188                   -             16,925

UNIT VALUE                                             $ 7.49             $ 9.13              $ 7.88             $ 9.97
------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                    246              3,464                   -              9,685
     Investments at cost                              $ 5,122           $ 32,600                 $ -          $ 168,000



                                                  JNL/S&P               JNL/S&P            JNL/S&P            JNL/S&P
                                                Aggressive           Conservative       Core Index 50      Core Index 75
                                            Growth Portfolio II   Growth Portfolio II     Portfolio          Portfolio
                                           ---------------------- -------------------- -----------------  ----------------
ASSETS
Investments, at value (a)                                    $ -                  $ -               $ -               $ -
Receivables:
   Investment securities sold                                  -                    -                 -                 -
   Sub-account units sold                                      -                    -                 -                 -
                                           ---------------------- -------------------- -----------------  ----------------
TOTAL ASSETS                                                   -                    -                 -                 -
                                           ---------------------- -------------------- -----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                             -                    -                 -                 -
   Sub-account units redeemed                                  -                    -                 -                 -
   Insurance fees due to Jackson National
      Life of New York                                         -                    -                 -                 -
                                           ---------------------- -------------------- -----------------  ----------------
TOTAL LIABILITIES                                              -                    -                 -                 -
                                           ---------------------- -------------------- -----------------  ----------------
NET ASSETS                                                   $ -                  $ -               $ -               $ -
                                           ====================== ==================== =================  ================

UNITS OUTSTANDING                                              -                    -                 -                 -

UNIT VALUE                                                   $ -                  $ -               $ -               $ -
--------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                         -                    -                 -                 -
     Investments at cost                                     $ -                  $ -               $ -               $ -



                                                                   JNL/S&P
                                                JNL/S&P             Equity
                                            Core Index 100        Aggressive
                                               Portfolio       Growth Portfolio I
                                           ------------------  -----------------
ASSETS
Investments, at value (a)                                $ -                $ -
Receivables:
   Investment securities sold                              -                  -
   Sub-account units sold                                  -                  -
                                           ------------------  -----------------
TOTAL ASSETS                                               -                  -
                                           ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -
   Sub-account units redeemed                              -                  -
   Insurance fees due to Jackson National
      Life of New York                                     -                  -
                                           ------------------  -----------------
TOTAL LIABILITIES                                          -                  -
                                           ------------------  -----------------
NET ASSETS                                               $ -                $ -
                                           ==================  =================

UNITS OUTSTANDING                                          -                  -

UNIT VALUE                                               $ -                $ -
--------------------------------------------------------------------------------


(a)  Investment shares                                     -                  -
     Investments at cost                                 $ -                $ -


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                 JNL/S&P                                                        JNL/S&P
                                                  Equity                                                        Managed
                                                Aggressive         JNL/S&P Equity       JNL/S&P Equity        Aggressive
                                           Growth Portfolio II    Growth Portfolio I  Growth Portfolio II  Growth Portfolio
                                           ---------------------  ------------------  -------------------  ------------------
ASSETS
Investments, at value (a)                                   $ -                 $ -                  $ -           $ 182,118
Receivables:
   Investment securities sold                                 -                   -                    -                   7
   Sub-account units sold                                     -                   -                    -                   -
                                           ---------------------  ------------------  -------------------  ------------------
TOTAL ASSETS                                                  -                   -                    -             182,125
                                           ---------------------  ------------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                            -                   -                    -                   -
   Sub-account units redeemed                                 -                   -                    -                   -
   Insurance fees due to Jackson National
      Life of New York                                        -                   -                    -                   7
                                           ---------------------  ------------------  -------------------  ------------------
TOTAL LIABILITIES                                             -                   -                    -                   7
                                           ---------------------  ------------------  -------------------  ------------------
NET ASSETS                                                  $ -                 $ -                  $ -           $ 182,118
                                           =====================  ==================  ===================  ==================

UNITS OUTSTANDING                                             -                   -                    -              16,414

UNIT VALUE                                                  $ -                 $ -                  $ -             $ 11.10
-----------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                        -                   -                    -              15,317
     Investments at cost                                    $ -                 $ -                  $ -           $ 165,982


                                                JNL/S&P                               JNL/S&P           JNL/S&P
                                                Managed            JNL/S&P            Managed           Managed
                                             Conservative          Managed           Moderate           Moderate
                                               Portfolio       Growth Portfolio      Portfolio      Growth Portfolio
                                           ------------------  -----------------  ----------------  -----------------
ASSETS
Investments, at value (a)                                $ -           $ 87,087               $ -        $ 1,152,214
Receivables:
   Investment securities sold                              -                  4                 -                 47
   Sub-account units sold                                  -                  -                 -                  -
                                           ------------------  -----------------  ----------------  -----------------
TOTAL ASSETS                                               -             87,091                 -          1,152,261
                                           ------------------  -----------------  ----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -                 -                  -
   Sub-account units redeemed                              -                  -                 -                  -
   Insurance fees due to Jackson National
      Life of New York                                     -                  4                 -                 47
                                           ------------------  -----------------  ----------------  -----------------
TOTAL LIABILITIES                                          -                  4                 -                 47
                                           ------------------  -----------------  ----------------  -----------------
NET ASSETS                                               $ -           $ 87,087               $ -        $ 1,152,214
                                           ==================  =================  ================  =================

UNITS OUTSTANDING                                          -              7,917                 -            106,019

UNIT VALUE                                               $ -            $ 11.00               $ -            $ 10.87
---------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                     -              7,121                 -             98,733
     Investments at cost                                 $ -           $ 79,722               $ -        $ 1,088,709



                                                 JNL/S&P              JNL/S&P
                                             Very Aggressive      Very Aggressive
                                           Growth Portfolio I    Growth Portfolio II
                                           --------------------  -------------------
ASSETS
Investments, at value (a)                                  $ -                  $ -
Receivables:
   Investment securities sold                                -                    -
   Sub-account units sold                                    -                    -
                                           --------------------  -------------------
TOTAL ASSETS                                                 -                    -
                                           --------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                           -                    -
   Sub-account units redeemed                                -                    -
   Insurance fees due to Jackson National
      Life of New York                                       -                    -
                                           --------------------  -------------------
TOTAL LIABILITIES                                            -                    -
                                           --------------------  -------------------
NET ASSETS                                                 $ -                  $ -
                                           ====================  ===================

UNITS OUTSTANDING                                            -                    -

UNIT VALUE                                                 $ -                  $ -
------------------------------------------------------------------------------------


(a)  Investment shares                                       -                    -
     Investments at cost                                   $ -                  $ -


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                                                           JNL/Salomon
                                              JNL/Salomon          JNL/Salomon                               Brothers
                                                Brothers            Brothers           JNL/Salomon       U.S. Government
                                                Balanced           High Yield      Brothers Strategic       & Quality
                                               Portfolio         Bond Portfolio      Bond Portfolio       Bond Portfolio
                                           -------------------  ------------------ -------------------- -------------------

ASSETS                                                    $ -                 $ -             $ 31,144                 $ -
Investments, at value (a)
Receivables:                                                -                   -                    1                   -
   Investment securities sold                               -                   -                    -                   -
   Sub-account units sold                  -------------------  ------------------ -------------------- -------------------
                                                            -                   -               31,145                   -
TOTAL ASSETS                               -------------------  ------------------ -------------------- -------------------


LIABILITIES
Payables:                                                   -                   -                    -                   -
   Investment securities purchased                          -                   -                    -                   -
   Sub-account units redeemed
   Insurance fees due to Jackson National                   -                   -                    1                   -
      Life of New York
                                           -------------------  ------------------ -------------------- -------------------
TOTAL LIABILITIES                                           -                   -                    1                   -
                                           -------------------  ------------------ -------------------- -------------------
NET ASSETS                                                $ -                 $ -             $ 31,144                 $ -
                                           ===================  ================== ==================== ===================

UNITS OUTSTANDING                                           -                   -                2,712                   -

UNIT VALUE                                                $ -             $ 11.40              $ 11.48                 $ -
---------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                      -                   -                2,715                   -
     Investments at cost                                  $ -                 $ -             $ 32,239                 $ -



                                              JNL/Select          JNL/Select         JNL/Select        JNL/Select
                                               Balanced         Global Growth        Large Cap        Money Market
                                               Portfolio          Portfolio       Growth Portfolio     Portfolio
                                           ------------------  ------------------------------------ -----------------
ASSETS
Investments, at value (a)                           $ 95,458                $ -            $ 5,963         $ 140,161
Receivables:
   Investment securities sold                              4                  -                  -                 6
   Sub-account units sold                                  -                  -                  -                 -
                                           ------------------  -----------------  ----------------- -----------------
TOTAL ASSETS                                          95,462                  -              5,963           140,167
                                           ------------------  -----------------  ----------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -                  -                 -
   Sub-account units redeemed                              -                  -                  -                 -
   Insurance fees due to Jackson National
      Life of New York                                     4                  -                  -                 6
                                           ------------------  -----------------  ----------------- -----------------
TOTAL LIABILITIES                                          4                  -                  -                 6
                                           ------------------  -----------------  ----------------- -----------------
NET ASSETS                                          $ 95,458                $ -            $ 5,963         $ 140,161
                                           ==================  =================  ================= =================

UNITS OUTSTANDING                                      8,775                  -                923            14,118

UNIT VALUE                                           $ 10.88                $ -             $ 6.46            $ 9.92
---------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                 5,576                  -                303           140,161
     Investments at cost                            $ 91,359                $ -            $ 4,865         $ 140,162



                                              JNL/Select         JNL/T. Rowe
                                                 Value         Price Established
                                               Portfolio       Growth Portfolio
                                           ------------------  -----------------
ASSETS
Investments, at value (a)                                $ -                $ -
Receivables:
   Investment securities sold                              -                  -
   Sub-account units sold                                  -                  -
                                           ------------------  -----------------
TOTAL ASSETS                                               -                  -
                                           ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                  -
   Sub-account units redeemed                              -                  -
   Insurance fees due to Jackson National
      Life of New York                                     -                  -
                                           ------------------  -----------------
TOTAL LIABILITIES                                          -                  -
                                           ------------------  -----------------
NET ASSETS                                               $ -                $ -
                                           ==================  =================

UNITS OUTSTANDING                                          -                  -

UNIT VALUE                                               $ -                $ -
--------------------------------------------------------------------------------


(a)  Investment shares                                     -                  -
     Investments at cost                                 $ -                $ -


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



                                               JNL/T. Rowe        JNL/T. Rowe
                                              Price Mid-Cap       Price Value
                                            Growth Portfolio       Portfolio
                                           -------------------- -----------------
ASSETS
Investments, at value (a)                             $ 28,820               $ -
Receivables:
   Investment securities sold                                1                 -
   Sub-account units sold                                    -                 -
                                           -------------------- -----------------
TOTAL ASSETS                                            28,821                 -
                                           -------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                           -                 -
   Sub-account units redeemed                                -                 -
   Insurance fees due to Jackson National
      Life of New York                                       1                 -
                                           -------------------- -----------------
TOTAL LIABILITIES                                            1                 -
                                           -------------------- -----------------
NET ASSETS                                            $ 28,820               $ -
                                           ==================== =================

UNITS OUTSTANDING                                        2,360                 -

UNIT VALUE                                             $ 12.21               $ -
---------------------------------------------------------------------------------


(a)  Investment shares                                   1,034                 -
     Investments at cost                              $ 25,549               $ -

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                 JNL/AIM            JNL/AIM            JNL/               JNL/
                                                Large Cap          Small Cap       Alger Growth     Alliance Capital
                                             Growth Portfolio   Growth Portfolio     Portfolio      Growth Portfolio
                                             -----------------  ----------------- ---------------- -------------------
INVESTMENT INCOME
   Dividends                                              $ -                $ -              $ -                 $ -
                                             -----------------  ----------------- ---------------- -------------------

EXPENSES
   Insurance charges                                      212                  -                -                 160
                                             -----------------  ----------------- ---------------- -------------------
TOTAL EXPENSES                                            212                  -                -                 160
                                             -----------------  ----------------- ---------------- -------------------
                                             -----------------  ----------------- ---------------- -------------------
NET INVESTMENT LOSS                                      (212)                 -                -                (160)
                                             -----------------  ----------------- ---------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                  -                -                   -
   Investments                                             (4)                 -                -               1,787
Net change in unrealized appreciation
   (depreciation) on investments                        1,274                  -                -              (1,647)
                                             -----------------  ----------------- ---------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 1,270                  -                -                 140
                                             -----------------  ----------------- ---------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 1,058                $ -              $ -               $ (20)
-------------------------------------------  =================  ================= ================ ===================



                                                    JNL/                  JNL/                 JNL/                JNL/
                                                 Eagle Core          Eagle SmallCap        FMR Balanced        FMR Capital
                                             Equity Portfolio (a)   Equity Portfolio        Portfolio        Growth Portfolio
                                             --------------------  -------------------  -------------------  -----------------
INVESTMENT INCOME
   Dividends                                               $ 302                  $ -                  $ -                $ -
                                             --------------------  -------------------  -------------------  -----------------

EXPENSES
   Insurance charges                                         358                    -                    -                  -
                                             --------------------  -------------------  -------------------  -----------------
TOTAL EXPENSES                                               358                    -                    -                  -
                                             --------------------  -------------------  -------------------  -----------------
                                             --------------------  -------------------  -------------------  -----------------
NET INVESTMENT LOSS                                          (56)                   -                    -                  -
                                             --------------------  -------------------  -------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                    -                    -                  -
   Investments                                               (13)                   -                    -                  -
Net change in unrealized appreciation
   (depreciation) on investments                           2,768                    -                    -                  -
                                             --------------------  -------------------  -------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    2,755                    -                    -                  -
                                             --------------------  -------------------  -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 2,699                  $ -                  $ -                $ -
-------------------------------------------  ====================  ===================  ===================  =================



                                                  JNL/Janus         JNL/JPMorgan
                                               Growth & Income      International
                                                Portfolio (b)      Value Portfolio
                                             --------------------  ----------------
INVESTMENT INCOME
   Dividends                                                $ 82             $ 151
                                             --------------------  ----------------

EXPENSES
   Insurance charges                                         106               191
                                             --------------------  ----------------
TOTAL EXPENSES                                               106               191
                                             --------------------  ----------------
                                             --------------------  ----------------
NET INVESTMENT LOSS                                          (24)              (40)
                                             --------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                 1
   Investments                                            (3,602)            1,377
Net change in unrealized appreciation
   (depreciation) on investments                           3,248             2,160
                                             --------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     (354)            3,538
                                             --------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ (378)          $ 3,498
-------------------------------------------  ====================  ================


(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                 JNL/Lazard           JNL/Lazard           JNL/MCM              JNL/MCM
                                                   Mid Cap             Small Cap          Bond Index        Communications
                                               Value Portfolio      Value Portfolio     Portfolio (a)      Sector Portfolio
                                             --------------------  ------------------ -------------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 121                $ 10                $ 14                 $ -
                                             --------------------  ------------------ -------------------  ------------------

EXPENSES
   Insurance charges                                         471                 358                  19                   -
                                             --------------------  ------------------ -------------------  ------------------
TOTAL EXPENSES                                               471                 358                  19                   -
                                             --------------------  ------------------ -------------------  ------------------
                                             --------------------  ------------------ -------------------  ------------------
NET INVESTMENT LOSS                                         (350)               (348)                 (5)                  -
                                             --------------------  ------------------ -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 9,955               2,048                   -                   -
   Investments                                               835               1,302                   1                   -
Net change in unrealized appreciation
   (depreciation) on investments                          (1,145)               (982)                 18                   -
                                             --------------------  ------------------ -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    9,645               2,368                  19                   -
                                             --------------------  ------------------ -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 9,295             $ 2,020                $ 14                 $ -
-------------------------------------------  ====================  ================== ===================  ==================


                                                                                          JNL/MCM
                                                   JNL/MCM             JNL/MCM           Enhanced            JNL/MCM
                                               Consumer Brands      Energy Sector      S&P 500 Stock        Financial
                                              Sector Portfolio        Portfolio       Index Portfolio   Sector Portfolio
                                             --------------------  ----------------- ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                 $ -                $ -                $ -                $ -
                                             --------------------  ----------------- ------------------ ------------------

EXPENSES
   Insurance charges                                           -                 76                  -                  -
                                             --------------------  ----------------- ------------------ ------------------
TOTAL EXPENSES                                                 -                 76                  -                  -
                                             --------------------  ----------------- ------------------ ------------------
                                             --------------------  ----------------- ------------------ ------------------
NET INVESTMENT LOSS                                            -                (76)                 -                  -
                                             --------------------  ----------------- ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                  -                  -                  -
   Investments                                                 -               (419)                 -                  -
Net change in unrealized appreciation
   (depreciation) on investments                               -                505                  -                  -
                                             --------------------  ----------------- ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        -                 86                  -                  -
                                             --------------------  ----------------- ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ -               $ 10                $ -                $ -
-------------------------------------------  ====================  ================= ================== ==================



                                                   JNL/MCM            JNL/MCM
                                                International          JNL 5
                                             Index Portfolio (a)     Portfolio
                                             --------------------  ---------------
INVESTMENT INCOME
   Dividends                                                 $ 5              $ -
                                             --------------------  ---------------

EXPENSES
   Insurance charges                                          20                -
                                             --------------------  ---------------
TOTAL EXPENSES                                                20                -
                                             --------------------  ---------------
                                             --------------------  ---------------
NET INVESTMENT LOSS                                          (15)               -
                                             --------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                -
   Investments                                                13                -
Net change in unrealized appreciation
   (depreciation) on investments                             761                -
                                             --------------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      774                -
                                             --------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 759              $ -
-------------------------------------------  ====================  ===============

(a)  Commencement of operations April 30, 2004.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                   JNL/MCM
                                               Pharmaceutical/          JNL/MCM              JNL/MCM            JNL/MCM
                                                 Healthcare         S&P 400 Mid Cap          S&P 500           Small Cap
                                              Sector Portfolio    Index Portfolio (a)   Index Portfolio (a)Index Portfolio (a)
                                             -------------------- --------------------  ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                 $ -                  $ -                $ 59                $ -
                                             -------------------- --------------------  ------------------ ------------------

EXPENSES
   Insurance charges                                           -                   20                  20                 20
                                             -------------------- --------------------  ------------------ ------------------
TOTAL EXPENSES                                                 -                   20                  20                 20
                                             -------------------- --------------------  ------------------ ------------------
                                             -------------------- --------------------  ------------------ ------------------
NET INVESTMENT LOSS                                            -                  (20)                 39                (20)
                                             -------------------- --------------------  ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                    -                  23                 11
   Investments                                                 -                   10                   7                 12
Net change in unrealized appreciation
   (depreciation) on investments                               -                  616                 351                673
                                             -------------------- --------------------  ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        -                  626                 381                696
                                             -------------------- --------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ -                $ 606               $ 420              $ 676
-------------------------------------------  ==================== ====================  ================== ==================


                                                   JNL/MCM           JNL/MCM        JNL/Oppenheimer
                                                 Technology            VIP           Global Growth      JNL/Oppenheimer
                                              Sector Portfolio      Portfolio          Portfolio       Growth Portfolio
                                             -------------------- ---------------  ------------------  ------------------
INVESTMENT INCOME
   Dividends                                                 $ -             $ -                $ 22                 $ -
                                             -------------------- ---------------  ------------------  ------------------

EXPENSES
   Insurance charges                                           -               -                 161                  21
                                             -------------------- ---------------  ------------------  ------------------
TOTAL EXPENSES                                                 -               -                 161                  21
                                             -------------------- ---------------  ------------------  ------------------
                                             -------------------- ---------------  ------------------  ------------------
NET INVESTMENT LOSS                                            -               -                (139)                (21)
                                             -------------------- ---------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -               -                   -                   -
   Investments                                                 -               -                  (3)                530
Net change in unrealized appreciation
   (depreciation) on investments                               -               -               2,243                   -
                                             -------------------- ---------------  ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        -               -               2,240                 530
                                             -------------------- ---------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ -             $ -             $ 2,101               $ 509
-------------------------------------------  ==================== ===============  ==================  ==================



                                                 JNL/PIMCO           JNL/PPM
                                               Total Return      America High Yield
                                              Bond Portfolio      Bond Portfolio
                                             ------------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ 876                $ -
                                             ------------------  -----------------

EXPENSES
   Insurance charges                                       791                  -
                                             ------------------  -----------------
TOTAL EXPENSES                                             791                  -
                                             ------------------  -----------------
                                             ------------------  -----------------
NET INVESTMENT LOSS                                         85                  -
                                             ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 569                  -
   Investments                                             376                  -
Net change in unrealized appreciation
   (depreciation) on investments                           425                  -
                                             ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  1,370                  -
                                             ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 1,455                $ -
-------------------------------------------  ==================  =================

(a)  Commencement of operations April 30, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                      JNL/Putnam         JNL/Putnam         JNL/Putnam
                                                 JNL/Putnam         International          Midcap          Value Equity
                                              Equity Portfolio     Equity Portfolio   Growth Portfolio       Portfolio
                                             --------------------  -----------------  -----------------  ------------------
INVESTMENT INCOME
   Dividends                                                $ 26              $ 471                $ -             $ 2,292
                                             --------------------  -----------------  -----------------  ------------------

EXPENSES
   Insurance charges                                         121                568                  2               2,429
                                             --------------------  -----------------  -----------------  ------------------
TOTAL EXPENSES                                               121                568                  2               2,429
                                             --------------------  -----------------  -----------------  ------------------
                                             --------------------  -----------------  -----------------  ------------------
NET INVESTMENT LOSS                                          (95)               (97)                (2)               (137)
                                             --------------------  -----------------  -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                  -                  -                   -
   Investments                                            (2,361)             5,174             (1,821)               (557)
Net change in unrealized appreciation
   (depreciation) on investments                           3,239              1,060              1,959              13,575
                                             --------------------  -----------------  -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      878              6,234                138              13,018
                                             --------------------  -----------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 783            $ 6,137              $ 136            $ 12,881
-------------------------------------------  ====================  =================  =================  ==================



                                                    JNL/S&P                JNL/S&P            JNL/S&P            JNL/S&P
                                                  Aggressive            Conservative       Core Index 50      Core Index 75
                                             Growth Portfolio II (a) Growth Portfolio II (a) Portfolio          Portfolio
                                             ----------------------  -------------------- -----------------  ----------------
INVESTMENT INCOME
   Dividends                                                 $ 491              $ 15,375               $ -               $ -
                                             ----------------------  -------------------- -----------------  ----------------

EXPENSES
   Insurance charges                                           373                 4,184                 -                 -
                                             ----------------------  -------------------- -----------------  ----------------
TOTAL EXPENSES                                                 373                 4,184                 -                 -
                                             ----------------------  -------------------- -----------------  ----------------
                                             ----------------------  -------------------- -----------------  ----------------
NET INVESTMENT LOSS                                            118                11,191                 -                 -
                                             ----------------------  -------------------- -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                     -                 -                 -
   Investments                                               5,246               (71,738)                -                 -
Net change in unrealized appreciation
   (depreciation) on investments                            (5,212)               58,280                 -                 -
                                             ----------------------  -------------------- -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         34               (13,458)                -                 -
                                             ----------------------  -------------------- -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 152              $ (2,267)              $ -               $ -
-------------------------------------------  ======================  ==================== =================  ================




                                                                    JNL/S&P
                                                 JNL/S&P            Equity
                                              Core Index 100      Aggressive
                                                Portfolio       Growth Portfolio I
                                             -----------------  ----------------
INVESTMENT INCOME
   Dividends                                              $ -               $ -
                                             -----------------  ----------------

EXPENSES
   Insurance charges                                        -                 -
                                             -----------------  ----------------
TOTAL EXPENSES                                              -                 -
                                             -----------------  ----------------
                                             -----------------  ----------------
NET INVESTMENT LOSS                                         -                 -
                                             -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                 -
   Investments                                              -                 -
Net change in unrealized appreciation
   (depreciation) on investments                            -                 -
                                             -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     -                 -
                                             -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ -               $ -
-------------------------------------------  =================  ================


(a)  Period from January 1, 2004 through April 30, 2004.



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                   JNL/S&P                                                        JNL/S&P
                                                    Equity              JNL/S&P                                   Managed
                                                  Aggressive         Equity Growth       JNL/S&P Equity      Aggressive Growth
                                             Growth Portfolio II    Portfolio I (c)    Growth Portfolio II (b) Portfolio (a)
                                             --------------------- ------------------- -------------------- ---------------------
INVESTMENT INCOME
   Dividends                                                  $ -               $ 157                $ 212                 $ 190
                                             --------------------- ------------------- -------------------- ---------------------

EXPENSES
   Insurance charges                                            -               1,021                  619                 1,109
                                             --------------------- ------------------- -------------------- ---------------------
TOTAL EXPENSES                                                  -               1,021                  619                 1,109
                                             --------------------- ------------------- -------------------- ---------------------
                                             --------------------- ------------------- -------------------- ---------------------
NET INVESTMENT LOSS                                             -                (864)                (407)                 (919)
                                             --------------------- ------------------- -------------------- ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -                   -                    -                     -
   Investments                                                  -               3,910               (7,870)                 (523)
Net change in unrealized appreciation
   (depreciation) on investments                                -                   -                4,107                16,136
                                             --------------------- ------------------- -------------------- ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         -               3,910               (3,763)               15,613
                                             --------------------- ------------------- -------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ -             $ 3,046             $ (4,170)             $ 14,694
-------------------------------------------  ===================== =================== ==================== =====================



                                                  JNL/S&P             JNL/S&P           JNL/S&P            JNL/S&P
                                                  Managed             Managed           Managed            Managed
                                                Conservative           Growth          Moderate        Moderate Growth
                                                 Portfolio         Portfolio (a)       Portfolio        Portfolio (a)
                                             -------------------  ----------------- ----------------  ------------------
INVESTMENT INCOME
   Dividends                                                $ -              $ 446              $ -            $ 10,912
                                             -------------------  ----------------- ----------------  ------------------

EXPENSES
   Insurance charges                                          -                438                -               9,208
                                             -------------------  ----------------- ----------------  ------------------
TOTAL EXPENSES                                                -                438                -               9,208
                                             -------------------  ----------------- ----------------  ------------------
                                             -------------------  ----------------- ----------------  ------------------
NET INVESTMENT LOSS                                           -                  8                -               1,704
                                             -------------------  ----------------- ----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                278                -              16,417
   Investments                                                -                 17                -                 190
Net change in unrealized appreciation
   (depreciation) on investments                              -              7,365                -              63,505
                                             -------------------  ----------------- ----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       -              7,660                -              80,112
                                             -------------------  ----------------- ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ -            $ 7,668              $ -            $ 81,816
-------------------------------------------  ===================  ================= ================  ==================


                                                   JNL/S&P            JNL/S&P
                                               Very Aggressive    Very Aggressive
                                                   Growth              Growth
                                               Portfolio I (c)    Portfolio II (b)
                                             -------------------- -----------------
INVESTMENT INCOME
   Dividends                                                 $ 7               $ -
                                             -------------------- -----------------

EXPENSES
   Insurance charges                                         234               105
                                             -------------------- -----------------
TOTAL EXPENSES                                               234               105
                                             -------------------- -----------------
                                             -------------------- -----------------
NET INVESTMENT LOSS                                         (227)             (105)
                                             -------------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                 -
   Investments                                             1,038              (695)
Net change in unrealized appreciation
   (depreciation) on investments                               -                 -
                                             -------------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    1,038              (695)
                                             -------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 811            $ (800)
-------------------------------------------  ==================== =================


(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.
(c)  Period from May 1, 2004 through October 1, 2004.



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                                             JNL/Salomon
                                                JNL/Salomon         JNL/Salomon                                Brothers
                                                  Brothers            Brothers           JNL/Salomon       U.S. Government
                                                  Balanced           High Yield       Brothers Strategic      & Quality
                                               Portfolio (b)       Bond Portfolio      Bond Portfolio       Bond Portfolio
                                             ------------------- -------------------  ------------------  -------------------
INVESTMENT INCOME
   Dividends                                            $ 3,195                 $ -             $ 1,359                  $ -
                                             ------------------- -------------------  ------------------  -------------------

EXPENSES
   Insurance charges                                      1,028                  20                  99                    -
                                             ------------------- -------------------  ------------------  -------------------
TOTAL EXPENSES                                            1,028                  20                  99                    -
                                             ------------------- -------------------  ------------------  -------------------
                                             ------------------- -------------------  ------------------  -------------------
NET INVESTMENT LOSS                                       2,167                 (20)              1,260                    -
                                             ------------------- -------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                5,127                   -                 475                    -
   Investments                                             (686)                (56)                  -                    -
Net change in unrealized appreciation
   (depreciation) on investments                         (4,580)                  -              (1,095)                   -
                                             ------------------- -------------------  ------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    (139)                (56)               (620)                   -
                                             ------------------- -------------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 2,028               $ (76)              $ 640                  $ -
-------------------------------------------  =================== ===================  ==================  ===================



                                                JNL/Select         JNL/Select         JNL/Select         JNL/Select
                                                 Balanced         Global Growth       Large Cap         Money Market
                                              Portfolio (a)         Portfolio      Growth Portfolio      Portfolio
                                            ------------------- ------------------ -----------------  -----------------
INVESTMENT INCOME
   Dividends                                              $ 94                $ -               $ -            $ 1,274
                                            ------------------- ------------------ -----------------  -----------------

EXPENSES
   Insurance charges                                       346                  -               137              2,717
                                            ------------------- ------------------ -----------------  -----------------
TOTAL EXPENSES                                             346                  -               137              2,717
                                            ------------------- ------------------ -----------------  -----------------
                                            ------------------- ------------------ -----------------  -----------------
NET INVESTMENT LOSS                                       (252)                 -              (137)            (1,443)
                                            ------------------- ------------------ -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 575                  -                 -                  -
   Investments                                               7                  -               573                  -
Net change in unrealized appreciation
   (depreciation) on investments                         4,099                  -               247                 (1)
                                            ------------------- ------------------ -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  4,681                  -               820                 (1)
                                            ------------------- ------------------ -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 4,429                $ -             $ 683           $ (1,444)
------------------------------------------- =================== ================== =================  =================


                                                JNL/Select          JNL/T. Rowe
                                                  Value          Price Established
                                                Portfolio         Growth Portfolio
                                            -------------------  -------------------
INVESTMENT INCOME
   Dividends                                               $ -                  $ -
                                            -------------------  -------------------

EXPENSES
   Insurance charges                                         -                    -
                                            -------------------  -------------------
TOTAL EXPENSES                                               -                    -
                                            -------------------  -------------------
                                            -------------------  -------------------
NET INVESTMENT LOSS                                          -                    -
                                            -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                    -
   Investments                                               -                    -
Net change in unrealized appreciation
   (depreciation) on investments                             -                    -
                                            -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      -                    -
                                            -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ -                  $ -
------------------------------------------- ===================  ===================

(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                               JNL/T. Rowe        JNL/T. Rowe
                                              Price Mid-Cap       Price Value
                                            Growth Portfolio       Portfolio
                                            ------------------  ----------------
INVESTMENT INCOME
   Dividends                                              $ -               $ -
                                            ------------------  ----------------

EXPENSES
   Insurance charges                                      313                 -
                                            ------------------  ----------------
TOTAL EXPENSES                                            313                 -
                                            ------------------  ----------------
                                            ------------------  ----------------
NET INVESTMENT LOSS                                      (313)                -
                                            ------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              1,468                 -
   Investments                                             35                 -
Net change in unrealized appreciation
   (depreciation) on investments                        2,153                 -
                                            ------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 3,656                 -
                                            ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 3,343               $ -
------------------------------------------- ==================  ================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                      JNL/AIM             JNL/AIM             JNL/                JNL/
                                                     Large Cap           Small Cap        Alger Growth      Alliance Capital
                                                 Growth Portfolio    Growth Portfolio       Portfolio       Growth Portfolio
                                                 ------------------  ------------------ ------------------  -----------------
OPERATIONS
   Net investment loss                                      $ (212)                $ -                $ -             $ (160)
   Net realized gain (loss) on investments                      (4)                  -                  -              1,787
   Net change in unrealized appreciation
      (depreciation) on investments                          1,274                   -                  -             (1,647)
                                                 ------------------  ------------------ ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           1,058                   -                  -                (20)
                                                 ------------------  ------------------ ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        20,305                   -                  -                  -
   Surrenders and terminations                                   -                   -                  -               (154)
   Transfers between portfolios                              4,288                   -                  -            (45,163)
   Policyholder charges (Note 3)                               (10)                  -                  -                (30)
                                                 ------------------  ------------------ ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    24,583                   -                  -            (45,347)
                                                 ------------------  ------------------ ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                       25,641                   -                  -            (45,367)

NET ASSETS BEGINNING OF PERIOD                                   -                   -                  -             45,367
                                                 ------------------  ------------------ ------------------  -----------------

NET ASSETS END OF PERIOD                                  $ 25,641                 $ -                $ -                $ -
------------------------------------------------ ==================  ================== ==================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                   -                  -              6,940

      Units Issued                                           2,084                   -                  -                  -
      Units Redeemed                                            (1)                  -                  -             (6,940)

                                                 ------------------  ------------------ ------------------  -----------------
Units Outstanding at December 31, 2004                       2,083                   -                  -                  -
                                                 ==================  ================== ==================  =================


                                                        JNL/                 JNL/                 JNL/                JNL/
                                                     Eagle Core         Eagle SmallCap        FMR Balanced        FMR Capital
                                                 Equity Portfolio (a)  Equity Portfolio        Portfolio        Growth Portfolio
                                                 --------------------  ------------------  ------------------- -------------------
OPERATIONS
   Net investment loss                                         $ (56)                $ -                  $ -                 $ -
   Net realized gain (loss) on investments                       (13)                  -                    -                   -
   Net change in unrealized appreciation
      (depreciation) on investments                            2,768                   -                    -                   -
                                                 --------------------  ------------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             2,699                   -                    -                   -
                                                 --------------------  ------------------  ------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -                   -                    -                   -
   Surrenders and terminations                                  (277)                  -                    -                   -
   Transfers between portfolios                               40,640                   -                    -                   -
   Policyholder charges (Note 3)                                   -                   -                    -                   -
                                                 --------------------  ------------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      40,363                   -                    -                   -
                                                 --------------------  ------------------  ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                         43,062                   -                    -                   -

NET ASSETS BEGINNING OF PERIOD                                     -                   -                    -                   -
                                                 --------------------  ------------------  ------------------- -------------------

NET ASSETS END OF PERIOD                                    $ 43,062                 $ -                  $ -                 $ -
------------------------------------------------ ====================  ==================  =================== ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                   -                    -                   -

      Units Issued                                             4,036                   -                    -                   -
      Units Redeemed                                             (29)                  -                    -                   -

                                                 --------------------  ------------------  ------------------- -------------------
Units Outstanding at December 31, 2004                         4,007                   -                    -                   -
                                                 ====================  ==================  =================== ===================


                                                      JNL/Janus           JNL/JPMorgan
                                                   Growth & Income       International
                                                    Portfolio (b)       Value Portfolio
                                                 --------------------  -------------------
OPERATIONS
   Net investment loss                                         $ (24)               $ (40)
   Net realized gain (loss) on investments                    (3,602)               1,378
   Net change in unrealized appreciation
      (depreciation) on investments                            3,248                2,160
                                                 --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              (378)               3,498
                                                 --------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -               14,981
   Surrenders and terminations                                     -                    6
   Transfers between portfolios                              (20,666)              (5,181)
   Policyholder charges (Note 3)                                 (12)                 (12)
                                                 --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (20,678)               9,794
                                                 --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        (21,056)              13,292

NET ASSETS BEGINNING OF PERIOD                                21,056                3,953
                                                 --------------------  -------------------

NET ASSETS END OF PERIOD                                         $ -             $ 17,245
------------------------------------------------ ====================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         2,652                  399

      Units Issued                                                 -               10,622
      Units Redeemed                                          (2,652)              (9,578)

                                                 --------------------  -------------------
Units Outstanding at December 31, 2004                             -                1,443
                                                 ====================  ===================

(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                     JNL/Lazard          JNL/Lazard           JNL/MCM              JNL/MCM
                                                      Mid Cap             Small Cap          Bond Index         Communications
                                                  Value Portfolio      Value Portfolio     Portfolio (a)       Sector Portfolio
                                                 -------------------  ------------------ -------------------  -------------------
OPERATIONS
   Net investment loss                                       $ (350)             $ (348)               $ (5)                 $ -
   Net realized gain (loss) on investments                   10,790               3,350                   1                    -
   Net change in unrealized appreciation
      (depreciation) on investments                          (1,145)               (982)                 18                    -
                                                 -------------------  ------------------ -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            9,295               2,020                  14                    -
                                                 -------------------  ------------------ -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                              -              43,200               5,000                    -
   Surrenders and terminations                                    -              (4,717)                  -                    -
   Transfers between portfolios                              78,520             (27,483)               (143)                   -
   Policyholder charges (Note 3)                                  -                 (16)                  -                    -
                                                 -------------------  ------------------ -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     78,520              10,984               4,857                    -
                                                 -------------------  ------------------ -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        87,815              13,004               4,871                    -

NET ASSETS BEGINNING OF PERIOD                                7,599              11,915                   -                    -
                                                 -------------------  ------------------ -------------------  -------------------

NET ASSETS END OF PERIOD                                   $ 95,414            $ 24,919             $ 4,871                  $ -
------------------------------------------------ ===================  ================== ===================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          607               1,139                   -                    -

      Units Issued                                           12,509              10,235                 488                    -
      Units Redeemed                                         (6,920)             (9,278)                (14)                   -

                                                 -------------------  ------------------ -------------------  -------------------
Units Outstanding at December 31, 2004                        6,196               2,096                 474                    -
                                                 ===================  ================== ===================  ===================


                                                                                                JNL/MCM
                                                       JNL/MCM              JNL/MCM             Enhanced            JNL/MCM
                                                   Consumer Brands       Energy Sector       S&P 500 Stock         Financial
                                                   Sector Portfolio        Portfolio         Index Portfolio   Sector Portfolio
                                                 --------------------- ------------------  ------------------- ------------------
OPERATIONS
   Net investment loss                                            $ -              $ (76)                 $ -                $ -
   Net realized gain (loss) on investments                          -               (419)                   -                  -
   Net change in unrealized appreciation
      (depreciation) on investments                                 -                505                    -                  -
                                                 --------------------- ------------------  ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  -                 10                    -                  -
                                                 --------------------- ------------------  ------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                                -                  -                    -                  -
   Surrenders and terminations                                      -                  -                    -                  -
   Transfers between portfolios                                     -             23,189                    -                  -
   Policyholder charges (Note 3)                                    -                  -                    -                  -
                                                 --------------------- ------------------  ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                            -             23,189                    -                  -
                                                 --------------------- ------------------  ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                               -             23,199                    -                  -

NET ASSETS BEGINNING OF PERIOD                                      -                  -                    -                  -
                                                 --------------------- ------------------  ------------------- ------------------

NET ASSETS END OF PERIOD                                          $ -           $ 23,199                  $ -                $ -
------------------------------------------------ ===================== ==================  =================== ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                              -                  -                    -                  -

      Units Issued                                                  -              3,352                    -                  -
      Units Redeemed                                                -             (1,676)                   -                  -

                                                 --------------------- ------------------  ------------------- ------------------
Units Outstanding at December 31, 2004                              -              1,676                    -                  -
                                                 ===================== ==================  =================== ==================


                                                       JNL/MCM              JNL/MCM
                                                    International            JNL 5
                                                 Index Portfolio (a)       Portfolio
                                                 --------------------  ------------------
OPERATIONS
   Net investment loss                                         $ (15)                $ -
   Net realized gain (loss) on investments                        13                   -
   Net change in unrealized appreciation
      (depreciation) on investments                              761                   -
                                                 --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               759                   -
                                                 --------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                           5,000                   -
   Surrenders and terminations                                  (143)                  -
   Transfers between portfolios                                  (11)                  -
   Policyholder charges (Note 3)                                   -                   -
                                                 --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       4,846                   -
                                                 --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                          5,605                   -

NET ASSETS BEGINNING OF PERIOD                                     -                   -
                                                 --------------------  ------------------

NET ASSETS END OF PERIOD                                     $ 5,605                 $ -
------------------------------------------------ ====================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                   -

      Units Issued                                               493                   -
      Units Redeemed                                             (14)                  -

                                                 --------------------  ------------------
Units Outstanding at December 31, 2004                           479                   -
                                                 ====================  ==================


(a)  Commencement of operations April 30, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                       JNL/MCM
                                                   Pharmaceutical/          JNL/MCM              JNL/MCM              JNL/MCM
                                                     Healthcare         S&P 400 Mid Cap          S&P 500             Small Cap
                                                  Sector Portfolio    Index Portfolio (a)  Index Portfolio (a)  Index Portfolio (a)
                                                 -------------------- -------------------- -------------------- --------------------
OPERATIONS
   Net investment loss                                           $ -                $ (20)                $ 39                $ (20)
   Net realized gain (loss) on investments                         -                   10                   30                   23
   Net change in unrealized appreciation
      (depreciation) on investments                                -                  616                  351                  673
                                                 -------------------- -------------------- -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 -                  606                  420                  676
                                                 -------------------- -------------------- -------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -                5,000                5,000                5,000
   Surrenders and terminations                                     -                 (153)                   -                    -
   Transfers between portfolios                                    -                    2                 (148)                (153)
   Policyholder charges (Note 3)                                   -                    -                    -                    -
                                                 -------------------- -------------------- -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                           -                4,849                4,852                4,847
                                                 -------------------- -------------------- -------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                              -                5,455                5,272                5,523

NET ASSETS BEGINNING OF PERIOD                                     -                    -                    -                    -
                                                 -------------------- -------------------- -------------------- --------------------

NET ASSETS END OF PERIOD                                         $ -              $ 5,455              $ 5,272              $ 5,523
------------------------------------------------ ==================== ==================== ==================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                    -                    -                    -

      Units Issued                                                 -                  497                  497                  492
      Units Redeemed                                               -                  (14)                 (14)                 (14)

                                                 -------------------- -------------------- -------------------- --------------------
Units Outstanding at December 31, 2004                             -                  483                  483                  478
                                                 ==================== ==================== ==================== ====================



                                                       JNL/MCM            JNL/MCM        JNL/Oppenheimer
                                                     Technology             VIP           Global Growth       JNL/Oppenheimer
                                                  Sector Portfolio       Portfolio          Portfolio         Growth Portfolio
                                                 -------------------- ----------------- -------------------  -------------------
OPERATIONS
   Net investment loss                                           $ -               $ -              $ (139)               $ (21)
   Net realized gain (loss) on investments                         -                 -                  (3)                 530
   Net change in unrealized appreciation
      (depreciation) on investments                                -                 -               2,243                    -
                                                 -------------------- ----------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 -                 -               2,101                  509
                                                 -------------------- ----------------- -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -                 -                   -                    -
   Surrenders and terminations                                     -                 -                (316)                   -
   Transfers between portfolios                                    -                 -              14,605                 (509)
   Policyholder charges (Note 3)                                   -                 -                 (16)                   -
                                                 -------------------- ----------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                           -                 -              14,273                 (509)
                                                 -------------------- ----------------- -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                              -                 -              16,374                    -

NET ASSETS BEGINNING OF PERIOD                                     -                 -               1,472                    -
                                                 -------------------- ----------------- -------------------  -------------------

NET ASSETS END OF PERIOD                                         $ -               $ -            $ 17,846                  $ -
------------------------------------------------ ==================== ================= ===================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                 -                 136                    -

      Units Issued                                                 -                 -               1,310                5,742
      Units Redeemed                                               -                 -                 (32)              (5,742)

                                                 -------------------- ----------------- -------------------  -------------------
Units Outstanding at December 31, 2004                             -                 -               1,414                    -
                                                 ==================== ================= ===================  ===================



                                                     JNL/PIMCO            JNL/PPM
                                                   Total Return      America High Yield
                                                  Bond Portfolio      Bond Portfolio
                                                 ------------------  ------------------
OPERATIONS
   Net investment loss                                        $ 85                 $ -
   Net realized gain (loss) on investments                     945                   -
   Net change in unrealized appreciation
      (depreciation) on investments                            425                   -
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           1,455                   -
                                                 ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         9,987                   -
   Surrenders and terminations                              (4,963)                  -
   Transfers between portfolios                             (7,766)                  -
   Policyholder charges (Note 3)                               (10)                  -
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    (2,752)                  -
                                                 ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       (1,297)                  -

NET ASSETS BEGINNING OF PERIOD                              56,179                   -
                                                 ------------------  ------------------

NET ASSETS END OF PERIOD                                  $ 54,882                 $ -
------------------------------------------------ ==================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                       4,828                   -

      Units Issued                                             910                   -
      Units Redeemed                                        (1,154)                  -

                                                 ------------------  ------------------
Units Outstanding at December 31, 2004                       4,584                   -
                                                 ==================  ==================


(a)  Commencement of operations April 30, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                                           JNL/Putnam          JNL/Putnam          JNL/Putnam
                                                     JNL/Putnam          International           Midcap           Value Equity
                                                  Equity Portfolio      Equity Portfolio    Growth Portfolio        Portfolio
                                                 --------------------  ------------------- -------------------  ------------------
OPERATIONS
   Net investment loss                                         $ (95)               $ (97)               $ (2)             $ (137)
   Net realized gain (loss) on investments                    (2,361)               5,174              (1,821)               (557)
   Net change in unrealized appreciation
      (depreciation) on investments                            3,239                1,060               1,959              13,575
                                                 --------------------  ------------------- -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               783                6,137                 136              12,881
                                                 --------------------  ------------------- -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -                    -                   -              19,975
   Surrenders and terminations                                (4,480)                   -                   -              (4,105)
   Transfers between portfolios                               (6,250)              (5,443)             (4,840)            (24,836)
   Policyholder charges (Note 3)                                 (17)                   -                   -                 (46)
                                                 --------------------  ------------------- -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (10,747)              (5,443)             (4,840)             (9,012)
                                                 --------------------  ------------------- -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                         (9,964)                 694              (4,704)              3,869

NET ASSETS BEGINNING OF PERIOD                                14,534               37,545               4,704             164,843
                                                 --------------------  ------------------- -------------------  ------------------

NET ASSETS END OF PERIOD                                     $ 4,570             $ 38,239                 $ -           $ 168,712
------------------------------------------------ ====================  =================== ===================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         2,162                4,713                 697              17,880

      Units Issued                                                 -               11,530                   -                   -
      Units Redeemed                                          (1,552)             (12,055)               (697)               (955)

                                                 --------------------  ------------------- -------------------  ------------------
Units Outstanding at December 31, 2004                           610                4,188                   -              16,925
                                                 ====================  =================== ===================  ==================



                                                        JNL/S&P                JNL/S&P              JNL/S&P            JNL/S&P
                                                       Aggressive           Conservative         Core Index 50      Core Index 75
                                                 Growth Portfolio II (a) Growth Portfolio II (a)   Portfolio          Portfolio
                                                 ----------------------- --------------------  ------------------ ------------------
OPERATIONS
   Net investment loss                                            $ 118             $ 11,191                 $ -                $ -
   Net realized gain (loss) on investments                        5,246              (71,738)                  -                  -
   Net change in unrealized appreciation
      (depreciation) on investments                              (5,212)              58,280                   -                  -
                                                 ----------------------- --------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  152               (2,267)                  -                  -
                                                 ----------------------- --------------------  ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                                  -                  330                   -                  -
   Surrenders and terminations                                        -                    -                   -                  -
   Transfers between portfolios                                 (76,547)            (809,108)                  -                  -
   Policyholder charges (Note 3)                                    (30)                  (6)                  -                  -
                                                 ----------------------- --------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                        (76,577)            (808,784)                  -                  -
                                                 ----------------------- --------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           (76,425)            (811,051)                  -                  -

NET ASSETS BEGINNING OF PERIOD                                   76,425              811,051                   -                  -
                                                 ----------------------- --------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                                            $ -                  $ -                 $ -                $ -
------------------------------------------------ ======================= ====================  ================== ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                            8,010               91,202                   -                  -

      Units Issued                                                2,079                5,951                   -                  -
      Units Redeemed                                            (10,089)             (97,153)                  -                  -

                                                 ----------------------- --------------------  ------------------ ------------------
Units Outstanding at December 31, 2004                                -                    -                   -                  -
                                                 ======================= ====================  ================== ==================



                                                                           JNL/S&P
                                                      JNL/S&P              Equity
                                                   Core Index 100        Aggressive
                                                     Portfolio        Growth Portfolio I
                                                 -------------------  ------------------
OPERATIONS
   Net investment loss                                          $ -                 $ -
   Net realized gain (loss) on investments                        -                   -
   Net change in unrealized appreciation
      (depreciation) on investments                               -                   -
                                                 -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                -                   -
                                                 -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                              -                   -
   Surrenders and terminations                                    -                   -
   Transfers between portfolios                                   -                   -
   Policyholder charges (Note 3)                                  -                   -
                                                 -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                          -                   -
                                                 -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                             -                   -

NET ASSETS BEGINNING OF PERIOD                                    -                   -
                                                 -------------------  ------------------

NET ASSETS END OF PERIOD                                        $ -                 $ -
------------------------------------------------ ===================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                            -                   -

      Units Issued                                                -                   -
      Units Redeemed                                              -                   -

                                                 -------------------  ------------------
Units Outstanding at December 31, 2004                            -                   -
                                                 ===================  ==================


(a)  Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                       JNL/S&P                                  JNL/S&P            JNL/S&P
                                                        Equity               JNL/S&P             Equity             Managed
                                                      Aggressive          Equity Growth          Growth         Aggressive Growth
                                                 Growth Portfolio II     Portfolio I (c)     Portfolio II (b)     Portfolio (a)
                                                 --------------------- -------------------- -----------------  ------------------
OPERATIONS
   Net investment loss                                            $ -               $ (864)           $ (407)             $ (919)
   Net realized gain (loss) on investments                          -                3,910            (7,870)               (523)
   Net change in unrealized appreciation
      (depreciation) on investments                                 -                    -             4,107              16,136
                                                 --------------------- -------------------- -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  -                3,046            (4,170)             14,694
                                                 --------------------- -------------------- -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                                -               10,800                 -                   -
   Surrenders and terminations                                      -               (4,000)           (3,333)               (151)
   Transfers between portfolios                                     -               (9,846)          (38,150)            167,629
   Policyholder charges (Note 3)                                    -                    -               (64)                (54)
                                                 --------------------- -------------------- -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                            -               (3,046)          (41,547)            167,424
                                                 --------------------- -------------------- -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                               -                    -           (45,717)            182,118

NET ASSETS BEGINNING OF PERIOD                                      -                    -            45,717                   -
                                                 --------------------- -------------------- -----------------  ------------------

NET ASSETS END OF PERIOD                                          $ -                  $ -               $ -           $ 182,118
------------------------------------------------ ===================== ==================== =================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                              -                    -             5,015                   -

      Units Issued                                                  -               16,261            13,222              25,460
      Units Redeemed                                                -              (16,261)          (18,237)             (9,046)

                                                 --------------------- -------------------- -----------------  ------------------
Units Outstanding at December 31, 2004                              -                    -                 -              16,414
                                                 ===================== ==================== =================  ==================


                                                       JNL/S&P              JNL/S&P            JNL/S&P               JNL/S&P
                                                       Managed              Managed            Managed               Managed
                                                    Conservative            Growth             Moderate          Moderate Growth
                                                      Portfolio          Portfolio (a)        Portfolio           Portfolio (a)
                                                 --------------------  ------------------ -------------------  --------------------
OPERATIONS
   Net investment loss                                           $ -                 $ 8                 $ -               $ 1,704
   Net realized gain (loss) on investments                         -                 295                   -                16,607
   Net change in unrealized appreciation
      (depreciation) on investments                                -               7,365                   -                63,505
                                                 --------------------  ------------------ -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 -               7,668                   -                81,816
                                                 --------------------  ------------------ -------------------  --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -                   -                   -                     -
   Surrenders and terminations                                     -                (149)                  -                  (583)
   Transfers between portfolios                                    -              79,568                   -             1,071,011
   Policyholder charges (Note 3)                                   -                   -                   -                   (30)
                                                 --------------------  ------------------ -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                           -              79,419                   -             1,070,398
                                                 --------------------  ------------------ -------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                              -              87,087                   -             1,152,214

NET ASSETS BEGINNING OF PERIOD                                     -                   -                   -                     -
                                                 --------------------  ------------------ -------------------  --------------------

NET ASSETS END OF PERIOD                                         $ -            $ 87,087                 $ -           $ 1,152,214
------------------------------------------------ ====================  ================== ===================  ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                   -                   -                     -

      Units Issued                                                 -               7,917                   -               106,081
      Units Redeemed                                               -                   -                   -                   (62)

                                                 --------------------  ------------------ -------------------  --------------------
Units Outstanding at December 31, 2004                             -               7,917                   -               106,019
                                                 ====================  ================== ===================  ====================


                                                       JNL/S&P              JNL/S&P
                                                   Very Aggressive      Very Aggressive
                                                        Growth               Growth
                                                   Portfolio I (c)      Portfolio II (b)
                                                 --------------------- -------------------
OPERATIONS
   Net investment loss                                         $ (227)             $ (105)
   Net realized gain (loss) on investments                      1,038                (695)
   Net change in unrealized appreciation
      (depreciation) on investments                                 -                   -
                                                 --------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                811                (800)
                                                 --------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                           14,981                   -
   Surrenders and terminations                                      -                   -
   Transfers between portfolios                               (15,792)                800
   Policyholder charges (Note 3)                                    -                   -
                                                 --------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                         (811)                800
                                                 --------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                               -                   -

NET ASSETS BEGINNING OF PERIOD                                      -                   -
                                                 --------------------- -------------------

NET ASSETS END OF PERIOD                                          $ -                 $ -
------------------------------------------------ ===================== ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                              -                   -

      Units Issued                                              3,737               3,817
      Units Redeemed                                           (3,737)             (3,817)

                                                 --------------------- -------------------
Units Outstanding at December 31, 2004                              -                   -
                                                 ===================== ===================


(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.
(c)  Period from May 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                                                   JNL/Salomon
                                                     JNL/Salomon         JNL/Salomon                                Brothers
                                                      Brothers            Brothers           JNL/Salomon         U.S. Government
                                                      Balanced           High Yield       Brothers Strategic        & Quality
                                                    Portfolio (b)      Bond Portfolio       Bond Portfolio       Bond Portfolio
                                                 -------------------- ------------------  -------------------  --------------------
OPERATIONS
   Net investment loss                                       $ 2,167              $ (20)             $ 1,260                   $ -
   Net realized gain (loss) on investments                     4,441                (56)                 475                     -
   Net change in unrealized appreciation
      (depreciation) on investments                           (4,580)                 -               (1,095)                    -
                                                 -------------------- ------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             2,028                (76)                 640                     -
                                                 -------------------- ------------------  -------------------  --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -              9,987               29,418                     -
   Surrenders and terminations                                  (291)           (46,162)                   -                     -
   Transfers between portfolios                              (91,058)            36,281                1,086                     -
   Policyholder charges (Note 3)                                 (30)               (30)                   -                     -
                                                 -------------------- ------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (91,379)                76               30,504                     -
                                                 -------------------- ------------------  -------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                        (89,351)                 -               31,144                     -

NET ASSETS BEGINNING OF PERIOD                                89,351                  -                    -                     -
                                                 -------------------- ------------------  -------------------  --------------------

NET ASSETS END OF PERIOD                                         $ -                $ -             $ 31,144                   $ -
------------------------------------------------ ==================== ==================  ===================  ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         8,448                  -                    -                     -

      Units Issued                                                 -              4,291                2,712                     -
      Units Redeemed                                          (8,448)            (4,291)                   -                     -

                                                 -------------------- ------------------  -------------------  --------------------
Units Outstanding at December 31, 2004                             -                  -                2,712                     -
                                                 ==================== ==================  ===================  ====================


                                                     JNL/Select          JNL/Select          JNL/Select         JNL/Select
                                                      Balanced         Global Growth         Large Cap         Money Market
                                                   Portfolio (a)         Portfolio        Growth Portfolio       Portfolio
                                                 -------------------  -----------------  ------------------- ------------------
OPERATIONS
   Net investment loss                                       $ (252)               $ -               $ (137)          $ (1,443)
   Net realized gain (loss) on investments                      582                  -                  573
   Net change in unrealized appreciation
      (depreciation) on investments                           4,099                  -                  247                 (1)
                                                 -------------------  -----------------  ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            4,429                  -                  683             (1,444)
                                                 -------------------  -----------------  ------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         10,327                  -               30,500            188,558
   Surrenders and terminations                                    -                  -               (4,595)          (145,139)
   Transfers between portfolios                              80,732                  -              (30,161)          (188,898)
   Policyholder charges (Note 3)                                (30)                 -                  (19)              (150)
                                                 -------------------  -----------------  ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     91,029                  -               (4,275)          (145,629)
                                                 -------------------  -----------------  ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        95,458                  -               (3,592)          (147,073)

NET ASSETS BEGINNING OF PERIOD                                    -                  -                9,555            287,234
                                                 -------------------  -----------------  ------------------- ------------------

NET ASSETS END OF PERIOD                                   $ 95,458                $ -              $ 5,963          $ 140,161
------------------------------------------------ ===================  =================  =================== ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                            -                  -                1,628             28,729

      Units Issued                                            8,778                  -                    -                  -
      Units Redeemed                                             (3)                 -                 (705)           (14,611)

                                                 -------------------  -----------------  ------------------- ------------------
Units Outstanding at December 31, 2004                        8,775                  -                  923             14,118
                                                 ===================  =================  =================== ==================


                                                    JNL/Select         JNL/T. Rowe
                                                       Value         Price Established
                                                     Portfolio       Growth Portfolio
                                                 ------------------  ----------------
OPERATIONS
   Net investment loss                                         $ -               $ -
   Net realized gain (loss) on investments                       -                 -
   Net change in unrealized appreciation
      (depreciation) on investments                              -                 -
                                                 ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               -                 -
                                                 ------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                             -                 -
   Surrenders and terminations                                   -                 -
   Transfers between portfolios                                  -                 -
   Policyholder charges (Note 3)                                 -                 -
                                                 ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                         -                 -
                                                 ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                            -                 -

NET ASSETS BEGINNING OF PERIOD                                   -                 -
                                                 ------------------  ----------------

NET ASSETS END OF PERIOD                                       $ -               $ -
------------------------------------------------ ==================  ================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                 -

      Units Issued                                               -                 -
      Units Redeemed                                             -                 -

                                                 ------------------  ----------------
Units Outstanding at December 31, 2004                           -                 -
                                                 ==================  ================

(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                    JNL/T. Rowe         JNL/T. Rowe
                                                   Price Mid-Cap        Price Value
                                                  Growth Portfolio       Portfolio
                                                 -------------------  -----------------
OPERATIONS
   Net investment loss                                       $ (313)               $ -
   Net realized gain (loss) on investments                    1,503                  -
   Net change in unrealized appreciation
      (depreciation) on investments                           2,153                  -
                                                 -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            3,343                  -
                                                 -------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                              -                  -
   Surrenders and terminations                                 (327)                 -
   Transfers between portfolios                              14,746                  -
   Policyholder charges (Note 3)                                (18)                 -
                                                 -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     14,401                  -
                                                 -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                        17,744                  -

NET ASSETS BEGINNING OF PERIOD                               11,076                  -
                                                 -------------------  -----------------

NET ASSETS END OF PERIOD                                   $ 28,820                $ -
------------------------------------------------ ===================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                        1,055                  -

      Units Issued                                            1,338                  -
      Units Redeemed                                            (33)                 -

                                                 -------------------  -----------------
Units Outstanding at December 31, 2004                        2,360                  -
                                                 ===================  =================


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                      JNL/AIM                JNL/             JNL/Janus         JNL/JPMorgan
                                                     Large Cap         Alliance Capital    Growth & Income      International
                                                Growth Portfolio (a)   Growth Portfolio       Portfolio        Value Portfolio
                                                --------------------- -------------------- -----------------  ------------------
OPERATIONS
   Net investment loss                                         $ (43)               $ (93)           $ (179)              $ (24)
   Net realized gain (loss) on investments                       525                    1              (189)              2,279
   Net change in unrealized appreciation
      on investments                                               -                1,647             4,283               1,459
                                                --------------------- -------------------- -----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               482                1,555             3,915               3,714
                                                --------------------- -------------------- -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -                    -                 -                   -
   Surrenders and terminations                                     -                    -              (217)                  -
   Transfers between portfolios                                 (482)              43,812               270              (2,590)
   Policyholder charges (Note 3)                                   -                    -               (17)                (55)
                                                --------------------- -------------------- -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                        (482)              43,812                36              (2,645)
                                                --------------------- -------------------- -----------------  ------------------

NET INCREASE IN NET ASSETS                                         -               45,367             3,951               1,069

NET ASSETS BEGINNING OF PERIOD                                     -                    -            17,105               2,884
                                                --------------------- -------------------- -----------------  ------------------

NET ASSETS END OF PERIOD                                         $ -             $ 45,367          $ 21,056             $ 3,953
----------------------------------------------- ===================== ==================== =================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                             -                    -             2,647                 400

      Units Issued                                             4,055                6,940                42              21,080
      Units Redeemed                                          (4,055)                   -               (37)            (21,081)

                                                --------------------- -------------------- -----------------  ------------------
Units Outstanding at December 31, 2003                             -                6,940             2,652                 399
                                                ===================== ==================== =================  ==================




                                                    JNL/Lazard          JNL/Lazard          JNL/MCM             JNL/MCM
                                                     Mid Cap            Small Cap        Communications     Consumer Brands
                                                 Value Portfolio     Value Portfolio   Sector Portfolio (b)  Portfolio (b)
                                                -------------------  ----------------- ------------------- ------------------
OPERATIONS
   Net investment loss                                       $ (86)            $ (148)               $ (1)              $ (1)
   Net realized gain (loss) on investments                     548                (60)                117                 30
   Net change in unrealized appreciation
      on investments                                         1,546              3,407                   -                  -
                                                -------------------  ----------------- ------------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           2,008              3,199                 116                 29
                                                -------------------  ----------------- ------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                             -                  -                   -                  -
   Surrenders and terminations                                   -               (204)                  -                  -
   Transfers between portfolios                               (393)               270                (116)               (29)
   Policyholder charges (Note 3)                                (5)                (9)                  -                  -
                                                -------------------  ----------------- ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (398)                57                (116)               (29)
                                                -------------------  ----------------- ------------------- ------------------

NET INCREASE IN NET ASSETS                                   1,610              3,256                   -                  -

NET ASSETS BEGINNING OF PERIOD                               5,989              8,659                   -                  -
                                                -------------------  ----------------- ------------------- ------------------

NET ASSETS END OF PERIOD                                   $ 7,599           $ 11,915                 $ -                $ -
----------------------------------------------- ===================  ================= =================== ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                         607              1,132                   -                  -

      Units Issued                                           3,754                 36                 170                160
      Units Redeemed                                        (3,754)               (29)               (170)              (160)

                                                -------------------  ----------------- ------------------- ------------------
Units Outstanding at December 31, 2003                         607              1,139                   -                  -
                                                ===================  ================= =================== ==================



                                                     JNL/MCM             JNL/MCM
                                                  Energy Sector     Financial Sector
                                                  Portfolio (b)       Portfolio (b)
                                                ------------------  ------------------
OPERATIONS
   Net investment loss                                       $ (1)               $ (1)
   Net realized gain (loss) on investments                     93                  41
   Net change in unrealized appreciation
      on investments                                            -                   -
                                                ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             92                  40
                                                ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                            -                   -
   Surrenders and terminations                                  -                   -
   Transfers between portfolios                               (92)                (40)
   Policyholder charges (Note 3)                                -                   -
                                                ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (92)                (40)
                                                ------------------  ------------------

NET INCREASE IN NET ASSETS                                      -                   -

NET ASSETS BEGINNING OF PERIOD                                  -                   -
                                                ------------------  ------------------

NET ASSETS END OF PERIOD                                      $ -                 $ -
----------------------------------------------- ==================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                          -                   -

      Units Issued                                            170                 170
      Units Redeemed                                         (170)               (170)

                                                ------------------  ------------------
Units Outstanding at December 31, 2003                          -                   -
                                                ==================  ==================


(a)  Commencement of operations June 27, 2003.
(b)  Commencement of operations December 15, 2003.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                      JNL/MCM
                                                  Pharmaceutical/           JNL/MCM          JNL/Oppenheimer
                                                 Healthcare Sector        Technology          Global Growth       JNL/Oppenheimer
                                                   Portfolio (a)      Sector Portfolio (a)      Portfolio         Growth Portfolio
                                                --------------------- -------------------- ------------------- -------------------
OPERATIONS
   Net investment loss                                          $ (1)                $ (1)              $ (23)              $ (37)
   Net realized gain (loss) on investments                        39                   13                 275               1,023
   Net change in unrealized appreciation
      on investments                                               -                    -                 361                   -
                                                --------------------- -------------------- ------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                38                   12                 613                 986
                                                --------------------- -------------------- ------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -                    -                   -                   -
   Surrenders and terminations                                     -                    -                   -                   -
   Transfers between portfolios                                  (38)                 (12)                 73                (961)
   Policyholder charges (Note 3)                                   -                    -                  (5)                (25)
                                                --------------------- -------------------- ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                         (38)                 (12)                 68                (986)
                                                --------------------- -------------------- ------------------- -------------------

NET INCREASE IN NET ASSETS                                         -                    -                 681                   -

NET ASSETS BEGINNING OF PERIOD                                     -                    -                 791                   -
                                                --------------------- -------------------- ------------------- -------------------

NET ASSETS END OF PERIOD                                         $ -                  $ -             $ 1,472                 $ -
----------------------------------------------- ===================== ==================== =================== ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                             -                    -                 101                   -

      Units Issued                                               170                  160               4,706               5,177
      Units Redeemed                                            (170)                (160)             (4,671)             (5,177)

                                                --------------------- -------------------- ------------------- -------------------
Units Outstanding at December 31, 2003                             -                    -                 136                   -
                                                ===================== ==================== =================== ===================



                                                    JNL/PIMCO                               JNL/Putnam          JNL/Putnam
                                                   Total Return         JNL/Putnam        International           Midcap
                                                  Bond Portfolio     Equity Portfolio    Equity Portfolio    Growth Portfolio
                                                ------------------- -------------------  -----------------  -------------------
OPERATIONS
   Net investment loss                                      $ (166)             $ (146)              $ 41                $ (61)
   Net realized gain (loss) on investments                   5,401                 (95)            (6,018)                 (42)
   Net change in unrealized appreciation
      on investments                                        (2,799)              3,186             12,585                1,231
                                                ------------------- -------------------  -----------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           2,436               2,945              6,608                1,128
                                                ------------------- -------------------  -----------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        32,000                   -                  -                    -
   Surrenders and terminations                             (16,159)                  -                  -                    -
   Transfers between portfolios                            (31,585)                270              1,335                    -
   Policyholder charges (Note 3)                               (75)                (19)               (59)                  (6)
                                                ------------------- -------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (15,819)                251              1,276                   (6)
                                                ------------------- -------------------  -----------------  -------------------

NET INCREASE IN NET ASSETS                                 (13,383)              3,196              7,884                1,122

NET ASSETS BEGINNING OF PERIOD                              69,562              11,338             29,661                3,582
                                                ------------------- -------------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                  $ 56,179            $ 14,534           $ 37,545              $ 4,704
----------------------------------------------- =================== ===================  =================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                       6,171               2,114              4,714                  698

      Units Issued                                           6,629                  51             32,158                    -
      Units Redeemed                                        (7,972)                 (3)           (32,159)                  (1)

                                                ------------------- -------------------  -----------------  -------------------
Units Outstanding at December 31, 2003                       4,828               2,162              4,713                  697
                                                =================== ===================  =================  ===================



                                                   JNL/Putnam            JNL/S&P
                                                  Value Equity          Aggressive
                                                    Portfolio       Growth Portfolio II
                                                ------------------  -------------------
OPERATIONS
   Net investment loss                                     $ (413)               $ 107
   Net realized gain (loss) on investments                   (505)                  (8)
   Net change in unrealized appreciation
      on investments                                       31,419                8,729
                                                ------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         30,501                8,828
                                                ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                            -               36,208
   Surrenders and terminations                                  -                    -
   Transfers between portfolios                                 -                1,275
   Policyholder charges (Note 3)                              (50)                 (30)
                                                ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (50)              37,453
                                                ------------------  -------------------

NET INCREASE IN NET ASSETS                                 30,451               46,281

NET ASSETS BEGINNING OF PERIOD                            134,392               30,144
                                                ------------------  -------------------

NET ASSETS END OF PERIOD                                $ 164,843             $ 76,425
----------------------------------------------- ==================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     17,886                3,925

      Units Issued                                              -                4,089
      Units Redeemed                                           (6)                  (4)

                                                ------------------  -------------------
Units Outstanding at December 31, 2003                     17,880                8,010
                                                ==================  ===================


(a)  Commencement of operations December 15, 2003.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                               JNL/Salomon          JNL/Salomon
                                                       JNL/S&P                                   Brothers            Brothers
                                                    Conservative          JNL/S&P Equity         Balanced           High Yield
                                                 Growth Portfolio II    Growth Portfolio II     Portfolio       Bond Portfolio (b)
                                                ----------------------  ------------------- ------------------- --------------------
OPERATIONS
   Net investment loss                                        $ 3,588               $ (691)              $ 418                $ (14)
   Net realized gain (loss) on investments                    (15,795)             (10,731)             (1,547)                 212
   Net change in unrealized appreciation
      on investments                                          146,472               22,970              13,605                    -
                                                ----------------------  ------------------- ------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            134,265               11,548              12,476                  198
                                                ----------------------  ------------------- ------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                                -                    -               8,000                    -
   Surrenders and terminations                                   (240)             (16,644)            (14,845)                   -
   Transfers between portfolios                               (76,460)                (135)             (7,762)                (173)
   Policyholder charges (Note 3)                                   (6)                 (89)                (60)                 (25)
                                                ----------------------  ------------------- ------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (76,706)             (16,868)            (14,667)                (198)
                                                ----------------------  ------------------- ------------------- --------------------

NET INCREASE IN NET ASSETS                                     57,559               (5,320)             (2,191)                   -

NET ASSETS BEGINNING OF PERIOD                                753,492               51,037              91,542                    -
                                                ----------------------  ------------------- ------------------- --------------------

NET ASSETS END OF PERIOD                                    $ 811,051             $ 45,717            $ 89,351                  $ -
----------------------------------------------- ======================  =================== =================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                        100,759                7,013               9,980                    -

      Units Issued                                                 73                4,969                 928                4,333
      Units Redeemed                                           (9,630)              (6,967)             (2,460)              (4,333)

                                                ----------------------  ------------------- ------------------- --------------------
Units Outstanding at December 31, 2003                         91,202                5,015               8,448                    -
                                                ======================  =================== =================== ====================



                                                    JNL/Salomon         JNL/Select         JNL/Select        JNL/T. Rowe
                                                Brothers Strategic       Large Cap        Money Market      Price Mid-Cap
                                                Bond Portfolio (a)   Growth Portfolio       Portfolio       Growth Portfolio
                                                -------------------- ------------------ ------------------  --------------
OPERATIONS
   Net investment loss                                        $ (21)            $ (123)          $ (3,218)         $ (140)
   Net realized gain (loss) on investments                      293                 (9)                 -              46
   Net change in unrealized appreciation
      on investments                                              -              2,529                  -           3,064
                                                -------------------- ------------------ ------------------  --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              272              2,397             (3,218)          2,970
                                                -------------------- ------------------ ------------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                              -                  -                  -               -
   Surrenders and terminations                                    -                  -            (78,606)              -
   Transfers between portfolios                                (247)                 -             77,189             270
   Policyholder charges (Note 3)                                (25)               (13)              (140)            (13)
                                                -------------------- ------------------ ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       (272)               (13)            (1,557)            257
                                                -------------------- ------------------ ------------------  --------------

NET INCREASE IN NET ASSETS                                        -              2,384             (4,775)          3,227

NET ASSETS BEGINNING OF PERIOD                                    -              7,171            292,009           7,849
                                                -------------------- ------------------ ------------------  --------------

NET ASSETS END OF PERIOD                                        $ -            $ 9,555          $ 287,234        $ 11,076
----------------------------------------------- ==================== ================== ==================  ==============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                            -              1,630             28,906           1,020

      Units Issued                                           12,026                  -             32,274              36
      Units Redeemed                                        (12,026)                (2)           (32,451)             (1)

                                                -------------------- ------------------ ------------------  --------------
Units Outstanding at December 31, 2003                            -              1,628             28,729           1,055
                                                ==================== ================== ==================  ==============


(a)  Commencement of operations February 28, 2003.
(b)  Commencement of operations September 25, 2003.


                       See notes to financial statements.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account II (the "Separate Account") on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-two (62) Portfolios during 2004, but currently contains forty-eight (48) Portfolios as of December 31, 2004, each of which invests in the following mutual funds ("Funds"):


-----------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                         JNL/S&P Aggressive Growth Fund II (1)
JNL/AIM Small Cap Growth Fund                         JNL/S&P Conservative Growth Fund II (1)
JNL/Alger Growth Fund                                 JNL/S&P Core Index 50 (1)
JNL/Alliance Capital Growth Fund                      JNL/S&P Core Index 75 (1)
JNL/Eagle Core Equity Fund                            JNL/S&P Core Index 100 (1)
JNL/Eagle Small Cap Equity Fund                       JNL/S&P Equity Aggressive Fund I & II (1)
JNL/FMR Balanced Fund                                 JNL/S&P Equity Growth Fund I & II (1)
JNL/FMR Capital Growth Fund                           JNL/S&P Managed Aggressive Growth
JNL/Janus Growth & Income Fund (1)                    JNL/S&P Managed Conservative Fund
JNL/JP Morgan International Value Fund                JNL/S&P Managed Growth Fund
JNL/Lazard Mid Cap Value Fund                         JNL/S&P Managed Moderate Fund
JNL/Lazard Small Cap Value Fund                       JNL/S&P Managed Moderate Growth Fund
JNL/MCM Bond Index Fund*                              JNL/S&P Very Aggressive Growth Fund I & II (1)
JNL/MCM Enhanced S&P 500 Stock Index Fund*            JNL/Salomon Brothers Balanced Fund (1)
JNL/MCM International Index Fund*                     JNL/Salomon Brothers High Yield Bond Fund
JNL/MCM S&P 400 Mid Cap Index Fund*                   JNL/Salomon Brothers Strategic Bond Fund
JNL/MCM S&P 500 Index Fund*                           JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/MCM Small Cap Index Fund*                         JNL/Select Balanced Fund
JNL/Oppenheimer Global Growth Fund                    JNL/Select Global Growth Fund
JNL/Oppenheimer Growth Fund                           JNL/Select Large Cap Growth Fund
JNL/PIMCO Total Return Bond Fund                      JNL/Select Money Market Fund
JNL/PPM America High Yield Bond Fund (1)              JNL/Select Value Fund
JNL/Putnam Equity Fund                                JNL/T. Rowe Price Established Growth Fund
JNL/Putnam International Equity Fund                  JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Putnam Midcap Growth Fund                         JNL/T. Rowe Price Value Fund
JNL/Putnam Value Equity Fund


-----------------------------------------------------------------------------------------------------------------------
                             JNL VARIABLE FUND LLC
JNL/MCM Communications Sector Fund*                   JNL/MCM JNL 5 Fund*
JNL/MCM Consumer Brands Sector Fund*                  JNL/MCM Pharmaceutical/Healthcare Sector Fund*
JNL/MCM Energy Sector Fund*                           JNL/MCM Technology Sector Fund*
JNL/MCM Financial Sector Fund*                        JNL/MCM VIP Fund*

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1)  These funds are no longer available as of December 31, 2004.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2004, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------ ------------------------------------------ -----------------------------------
ACQUIRED PORTFOLIO                         ACQUIRING PORTFOLIO                        DATE OF ACQUISITION
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/Janus Growth & Income Fund             JNL/Eagle Core Equity Fund                 April 30, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Aggressive Growth Fund II          JNL/S&P Aggressive Growth Fund I           April 30, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Conservative Growth Fund II        JNL/S&P Conservative Growth Fund I         April 30, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Equity Aggressive Growth Fund II   JNL/S&P Equity Aggressive Growth Fund I    April 30, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Equity Growth Fund II              JNL/S&P Equity Growth Fund I               April 30, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Very Aggressive Growth Fund II     JNL/S&P Very Aggressive Growth Fund I      April 30, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/PPM America High Yield Bond Fund       JNL/Salomon Brothers High Yield Bond Fund  October 1, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Core Index 100 Fund                JNL/S&P Moderate Growth Fund I             October 1, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Core Index 50 Fund                 JNL/S&P Aggressive Growth Fund I           October 1, 2004
JNL/S&P Core Index 75 Fund
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
JNL/S&P Very Aggressive Fund I
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/Salomon Brothers Balanced Fund         JNL/PPM America Balanced Fund              October 1, 2004
------------------------------------------ ------------------------------------------ -----------------------------------

During the year ended December 31, 2004, the following Funds changed names:

------------------------------------------ ------------------------------------------ -----------------------------------
PRIOR PORTFOLIO NAME                       CURRENT PORTFOLIO NAME                     EFFECTIVE DATE
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Aggressive Growth Fund I           JNL/S&P Managed Aggressive Growth Fund     October 4, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Conservative Growth Fund I         JNL/S&P Managed Moderate Growth Fund       October 4, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/S&P Moderate Growth Fund I             JNL/S&P Managed Growth Fund                October 4, 2004
------------------------------------------ ------------------------------------------ -----------------------------------
------------------------------------------ ------------------------------------------ -----------------------------------
JNL/PPM America Balanced Fund              JNL/Select Balanced Fund (2)               October 4, 2004
------------------------------------------ ------------------------------------------ -----------------------------------

(2)  Name change due to change in sub adviser.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2004 and 2003, contract maintenance charges were assessed in the amount of $630 and $450, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 2004 there we no transfer fees assessed. For the year ended December 31, 2003, transfer fee charges were assessed in the amount of $275.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state. New York does not currently impose a premium tax on annuity payments.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2004, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                                                PROCEEDS
                                                              PURCHASES       FROM SALES
JNL/AIM Large Cap Growth Fund                                  $   24,593       $    222
JNL/Alliance Capital Growth Fund                                        -         45,507
JNL/Eagle Core Equity Fund                                         40,943            636
JNL/Janus Growth & Income Fund                                         82         20,784
JNL/JP Morgan International Value Fund                            107,192         97,437
JNL/Lazard Mid Cap Value Fund                                     180,657         92,532
JNL/Lazard Small Cap Value Fund                                   109,864         97,180
JNL/MCM Bond Index Fund                                             5,014            162
JNL/MCM International Index Fund                                    5,005            174
JNL/MCM S&P 400 Mid Cap Index Fund                                  5,000            171
JNL/MCM S&P 500 Index Fund                                          5,083            169
JNL/S&P Aggressive Growth Fund II                                  20,771         97,230
JNL/MCM Small Cap Index Fund                                        5,011            173
JNL/Oppenheimer Global Growth Fund                                 14,627            493
JNL/Oppenheimer Growth Fund                                        45,758         46,288
JNL/PIMCO Total Return Bond Fund                                   12,244         14,342
JNL/Putnam Equity Fund                                                 26         10,868
JNL/Putnam International Equity Fund                               92,119         97,659
JNL/Putnam Midcap Growth Fund                                           -          4,842
JNL/Putnam Value Equity Fund                                        2,292         11,441
JNL/S&P Conservative Growth Fund II                                68,734        866,327
JNL/S&P Equity Growth Fund I                                      162,778        166,688
JNL/S&P Equity Growth Fund II                                     124,677        166,631
JNL/S&P Managed Aggressive Growth                                 258,698         92,193
JNL/S&P Managed Growth Fund                                        80,143            438
JNL/S&P Managed Moderate Growth Fund                            1,098,375          9,856
JNL/S&P Very Aggressive Growth Fund I                              37,382         38,420
JNL/S&P Very Aggressive Growth Fund II                             38,173         37,478
JNL/Salomon Brothers Balanced Fund                                  8,322         92,407
JNL/Salomon Brothers High Yield Bond Fund                          46,267         46,211
JNL/Salomon Brothers Strategic Bond Fund                           32,332             94
JNL/Select Balanced Fund                                           91,731            379
JNL/Select Large Cap Growth Fund                                        -          4,412
JNL/Select Money Market Fund                                        1,274        148,346
JNL/T. Rowe Price Mid-Cap Growth Fund                              16,214            658


------------------------------------------------------------------------------------------
                                JNL VARIABLE FUND LLC

                                                                                PROCEEDS
                                                              PURCHASES       FROM SALES
JNL/MCM Energy Sector Fund                                      $  45,510      $  22,397



JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data:


                                         JNL/AIM               JNL/AIM             JNL/               JNL/
                                        Large Cap          Small Cap Growth    Alger Growth     Alliance Capital
                                   Growth Portfolio (c)     Portfolio (b)       Portfolio       Growth Portfolio
                                   ---------------------  ------------------- ---------------  -------------------

Period ended December 31, 2004
   Unit Value                               $ 12.306877          $ 10.856199             n/a           $ 6.845527
   Net Assets (in thousands)                       $ 26                  $ -             n/a                  $ -
   Units Outstanding (in thousands)                   2                    -             n/a                    -
   Total Return ****                              6.30%                5.26%             n/a                4.73%
   Investment Income Ratio **                     0.00%                0.00%             n/a                0.00%
   Ratio of Expenses ***                          1.50%                1.50%             n/a                1.50%

Period ended December 31, 2003
   Unit Value                               $ 11.357882          $ 10.313283             n/a           $ 6.536625
   Net Assets (in thousands)                        $ -                  $ -             n/a                 $ 45
   Units Outstanding (in thousands)                   -                    -             n/a                    7
   Total Return ****                            13.58%*               36.37%             n/a               22.46%
   Investment Income Ratio **                     0.00%                0.00%             n/a                0.00%
   Ratio of Expenses ***                          1.50%                1.50%             n/a                1.50%

Period ended December 31, 2002

   Unit Value                                       n/a           $ 7.562554             n/a           $ 5.337763
   Net Assets (in thousands)                        n/a                  $ -             n/a                  $ -
   Units Outstanding (in thousands)                 n/a                    -             n/a                    -
   Total Return ****                                n/a             -24.37%*             n/a              -32.06%
   Investment Income Ratio **                       n/a                0.00%             n/a                0.00%
   Ratio of Expenses ***                            n/a                1.50%             n/a                1.50%

Period ended December 31, 2001

   Unit Value                                       n/a                  n/a             n/a           $ 7.856053
   Net Assets (in thousands)                        n/a                  n/a             n/a                  $ 5
   Units Outstanding (in thousands)                 n/a                  n/a             n/a                    1
   Total Return ****                                n/a                  n/a             n/a              -15.84%
   Investment Income Ratio **                       n/a                  n/a             n/a                0.04%
   Ratio of Expenses ***                            n/a                  n/a             n/a                1.50%

Period ended December 31, 2000

   Unit Value                                       n/a                  n/a             n/a           $ 9.335185
   Net Assets (in thousands)                        n/a                  n/a             n/a                  $ 6
   Units Outstanding (in thousands)                 n/a                  n/a             n/a                    1
   Total Return ****                                n/a                  n/a             n/a               -6.65%
   Investment Income Ratio **                       n/a                  n/a             n/a                0.00%
   Ratio of Expenses ***                            n/a                  n/a             n/a                1.50%
---------------------------------




                                           JNL/               JNL/              JNL/             JNL/
                                        Eagle Core       Eagle SmallCap     FMR Balanced      FMR Capital
                                    Equity Portfolio (d)Equity Portfolio     Portfolio      Growth Portfolio
                                   -------------------- ----------------- ----------------- ----------------

Period ended December 31, 2004
   Unit Value                              $ 10.746156               n/a               n/a              n/a
   Net Assets (in thousands)                      $ 43               n/a               n/a              n/a
   Units Outstanding (in thousands)                  4               n/a               n/a              n/a
   Total Return ****                            7.46%*               n/a               n/a              n/a
   Investment Income Ratio **                    0.85%               n/a               n/a              n/a
   Ratio of Expenses ***                         1.50%               n/a               n/a              n/a

Period ended December 31, 2003
   Unit Value                                      n/a               n/a               n/a              n/a
   Net Assets (in thousands)                       n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                n/a               n/a               n/a              n/a
   Total Return ****                               n/a               n/a               n/a              n/a
   Investment Income Ratio **                      n/a               n/a               n/a              n/a
   Ratio of Expenses ***                           n/a               n/a               n/a              n/a

Period ended December 31, 2002

   Unit Value                                      n/a               n/a               n/a              n/a
   Net Assets (in thousands)                       n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                n/a               n/a               n/a              n/a
   Total Return ****                               n/a               n/a               n/a              n/a
   Investment Income Ratio **                      n/a               n/a               n/a              n/a
   Ratio of Expenses ***                           n/a               n/a               n/a              n/a

Period ended December 31, 2001

   Unit Value                                      n/a               n/a               n/a              n/a
   Net Assets (in thousands)                       n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                n/a               n/a               n/a              n/a
   Total Return ****                               n/a               n/a               n/a              n/a
   Investment Income Ratio **                      n/a               n/a               n/a              n/a
   Ratio of Expenses ***                           n/a               n/a               n/a              n/a

Period ended December 31, 2000

   Unit Value                                      n/a               n/a               n/a              n/a
   Net Assets (in thousands)                       n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                n/a               n/a               n/a              n/a
   Total Return ****                               n/a               n/a               n/a              n/a
   Investment Income Ratio **                      n/a               n/a               n/a              n/a
   Ratio of Expenses ***                           n/a               n/a               n/a              n/a
---------------------------------


                                      JNL/Janus        JNL/JPMorgan
                                   Growth & Income     International
                                    Portfolio (e)     Value Portfolio (a)
                                   -----------------  ----------------

Period ended December 31, 2004
   Unit Value                            $ 7.792938       $ 11.953024
   Net Assets (in thousands)                    $ -              $ 17
   Units Outstanding (in thousands)               -                 1
   Total Return ****                         -1.80%            20.71%
   Investment Income Ratio **                 0.38%             1.19%
   Ratio of Expenses ***                      1.50%             1.50%

Period ended December 31, 2003
   Unit Value                            $ 7.935585        $ 9.902144
   Net Assets (in thousands)                   $ 21               $ 4
   Units Outstanding (in thousands)               3                 -
   Total Return ****                         22.83%            37.36%
   Investment Income Ratio **                 0.54%             0.77%
   Ratio of Expenses ***                      1.50%             1.50%

Period ended December 31, 2002

   Unit Value                            $ 6.460729        $ 7.208925
   Net Assets (in thousands)                   $ 17               $ 3
   Units Outstanding (in thousands)               3                 1
   Total Return ****                        -22.90%          -27.91%*
   Investment Income Ratio **                 0.00%             2.00%
   Ratio of Expenses ***                      1.50%             1.50%

Period ended December 31, 2001

   Unit Value                            $ 8.379187               n/a
   Net Assets (in thousands)                  $ 110               n/a
   Units Outstanding (in thousands)              13               n/a
   Total Return ****                        -14.81%               n/a
   Investment Income Ratio **                 0.83%               n/a
   Ratio of Expenses ***                      1.50%               n/a

Period ended December 31, 2000

   Unit Value                            $ 9.835582               n/a
   Net Assets (in thousands)                    $ 9               n/a
   Units Outstanding (in thousands)               1               n/a
   Total Return ****                         -1.64%               n/a
   Investment Income Ratio **                 0.00%               n/a
   Ratio of Expenses ***                      1.50%               n/a
---------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)   Commencement of operations April 22, 2002.

(b)   Commencement of operations May 8, 2002.

(c)  Commencement of operations June 27, 2003.

(d)  Commencement of operations April 30, 2004.

(e)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)





                                       JNL/Lazard          JNL/Lazard          JNL/MCM            JNL/MCM
                                      Mid Cap Value         Small Cap         Bond Index       Communications
                                      Portfolio (a)     Value Portfolio (b) Portfolio (d)     Sector Portfolio
                                   -------------------- ------------------ ----------------- -------------------

Period ended December 31, 2004
   Unit Value                              $ 15.399553        $ 11.886360       $ 10.280378                 n/a
   Net Assets (in thousands)                      $ 95               $ 25               $ 5                 n/a
   Units Outstanding (in thousands)                  6                  2                 -                 n/a
   Total Return ****                            22.86%             13.66%            2.80%*                 n/a
   Investment Income Ratio **                    0.38%              0.04%             0.29%                 n/a
   Ratio of Expenses ***                         1.50%              1.50%             1.50%                 n/a

Period ended December 31, 2003
   Unit Value                              $ 12.533913        $ 10.457559               n/a                 n/a
   Net Assets (in thousands)                       $ 8               $ 12               n/a                 n/a
   Units Outstanding (in thousands)                  1                  1               n/a                 n/a
   Total Return ****                            26.97%             36.76%               n/a                 n/a
   Investment Income Ratio **                    0.21%              0.00%               n/a                 n/a
   Ratio of Expenses ***                         1.50%              1.50%               n/a                 n/a

Period ended December 31, 2002

   Unit Value                               $ 9.871414         $ 7.646380               n/a                 n/a
   Net Assets (in thousands)                       $ 6                $ 9               n/a                 n/a
   Units Outstanding (in thousands)                  1                  1               n/a                 n/a
   Total Return ****                           -15.36%           -23.54%*               n/a                 n/a
   Investment Income Ratio **                    0.29%              0.00%               n/a                 n/a
   Ratio of Expenses ***                         1.50%              1.50%               n/a                 n/a

Period ended December 31, 2001

   Unit Value                              $ 11.662845                n/a               n/a                 n/a
   Net Assets (in thousands)                       $ 7                n/a               n/a                 n/a
   Units Outstanding (in thousands)                  1                n/a               n/a                 n/a
   Total Return ****                            11.55%                n/a               n/a                 n/a
   Investment Income Ratio **                    0.47%                n/a               n/a                 n/a
   Ratio of Expenses ***                         1.50%                n/a               n/a                 n/a

Period ended December 31, 2000

   Unit Value                              $ 10.455570                n/a               n/a                 n/a
   Net Assets (in thousands)                       $ 6                n/a               n/a                 n/a
   Units Outstanding (in thousands)                  1                n/a               n/a                 n/a
   Total Return ****                             4.56%                n/a               n/a                 n/a
   Investment Income Ratio **                    0.00%                n/a               n/a                 n/a
   Ratio of Expenses ***                         1.50%                n/a               n/a                 n/a
---------------------------------



                                                                                JNL/MCM
                                         JNL/MCM             JNL/MCM            Enhanced           JNL/MCM
                                     Consumer Brands      Energy Sector      S&P 500 Stock        Financial
                                     Sector Portfolio     Portfolio (c)      Index Portfolio   Sector Portfolio
                                   --------------------- -----------------  ----------------- -------------------

Period ended December 31, 2004
   Unit Value                                       n/a       $ 13.841319                n/a                 n/a
   Net Assets (in thousands)                        n/a              $ 23                n/a                 n/a
   Units Outstanding (in thousands)                 n/a                 2                n/a                 n/a
   Total Return ****                                n/a            31.35%                n/a                 n/a
   Investment Income Ratio **                       n/a             0.00%                n/a                 n/a
   Ratio of Expenses ***                            n/a             1.50%                n/a                 n/a

Period ended December 31, 2003
   Unit Value                                       n/a       $ 10.537882                n/a                 n/a
   Net Assets (in thousands)                        n/a               $ -                n/a                 n/a
   Units Outstanding (in thousands)                 n/a                 -                n/a                 n/a
   Total Return ****                                n/a            5.38%*                n/a                 n/a
   Investment Income Ratio **                       n/a             0.00%                n/a                 n/a
   Ratio of Expenses ***                            n/a             1.50%                n/a                 n/a

Period ended December 31, 2002

   Unit Value                                       n/a               n/a                n/a                 n/a
   Net Assets (in thousands)                        n/a               n/a                n/a                 n/a
   Units Outstanding (in thousands)                 n/a               n/a                n/a                 n/a
   Total Return ****                                n/a               n/a                n/a                 n/a
   Investment Income Ratio **                       n/a               n/a                n/a                 n/a
   Ratio of Expenses ***                            n/a               n/a                n/a                 n/a

Period ended December 31, 2001

   Unit Value                                       n/a               n/a                n/a                 n/a
   Net Assets (in thousands)                        n/a               n/a                n/a                 n/a
   Units Outstanding (in thousands)                 n/a               n/a                n/a                 n/a
   Total Return ****                                n/a               n/a                n/a                 n/a
   Investment Income Ratio **                       n/a               n/a                n/a                 n/a
   Ratio of Expenses ***                            n/a               n/a                n/a                 n/a

Period ended December 31, 2000

   Unit Value                                       n/a               n/a                n/a                 n/a
   Net Assets (in thousands)                        n/a               n/a                n/a                 n/a
   Units Outstanding (in thousands)                 n/a               n/a                n/a                 n/a
   Total Return ****                                n/a               n/a                n/a                 n/a
   Investment Income Ratio **                       n/a               n/a                n/a                 n/a
   Ratio of Expenses ***                            n/a               n/a                n/a                 n/a
---------------------------------


                                        JNL/MCM            JNL/MCM
                                     International          JNL 5
                                   Index Portfolio (d)    Portfolio
                                   -------------------  ---------------

Period ended December 31, 2004
   Unit Value                             $ 11.706834              n/a
   Net Assets (in thousands)                      $ 6              n/a
   Units Outstanding (in thousands)                 -              n/a
   Total Return ****                          17.07%*              n/a
   Investment Income Ratio **                   0.09%              n/a
   Ratio of Expenses ***                        1.50%              n/a

Period ended December 31, 2003
   Unit Value                                     n/a              n/a
   Net Assets (in thousands)                      n/a              n/a
   Units Outstanding (in thousands)               n/a              n/a
   Total Return ****                              n/a              n/a
   Investment Income Ratio **                     n/a              n/a
   Ratio of Expenses ***                          n/a              n/a

Period ended December 31, 2002

   Unit Value                                     n/a              n/a
   Net Assets (in thousands)                      n/a              n/a
   Units Outstanding (in thousands)               n/a              n/a
   Total Return ****                              n/a              n/a
   Investment Income Ratio **                     n/a              n/a
   Ratio of Expenses ***                          n/a              n/a

Period ended December 31, 2001

   Unit Value                                     n/a              n/a
   Net Assets (in thousands)                      n/a              n/a
   Units Outstanding (in thousands)               n/a              n/a
   Total Return ****                              n/a              n/a
   Investment Income Ratio **                     n/a              n/a
   Ratio of Expenses ***                          n/a              n/a

Period ended December 31, 2000

   Unit Value                                     n/a              n/a
   Net Assets (in thousands)                      n/a              n/a
   Units Outstanding (in thousands)               n/a              n/a
   Total Return ****                              n/a              n/a
   Investment Income Ratio **                     n/a              n/a
   Ratio of Expenses ***                          n/a              n/a
---------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Commencement of operations December 14, 2000.

(b)  Commencement of operations April 1, 2002.

(c)  Commencement of operations December 15, 2003.

(d)  Commencement of operations April 30, 2004.


JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                         JNL/MCM
                                     Pharmaceutical/          JNL/MCM             JNL/MCM              JNL/MCM
                                       Healthcare         S&P 400 Mid Cap         S&P 500             Small Cap
                                    Sector Portfolio     Index Portfolio (d) Index Portfolio (d) Index Portfolio (d)
                                   --------------------  ------------------  ------------------- --------------------

Period ended December 31, 2004
   Unit Value                                      n/a         $ 11.295477          $ 10.918599          $ 11.544514
   Net Assets (in thousands)                       n/a                 $ 5                  $ 5                  $ 6
   Units Outstanding (in thousands)                n/a                   -                    -                    -
   Total Return ****                               n/a             12.95%*               9.19%*              15.45%*
   Investment Income Ratio **                      n/a               0.01%                1.18%                0.00%
   Ratio of Expenses ***                           n/a               1.50%                1.50%                1.50%

Period ended December 31, 2003
   Unit Value                                      n/a                 n/a                  n/a                  n/a
   Net Assets (in thousands)                       n/a                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                n/a                 n/a                  n/a                  n/a
   Total Return ****                               n/a                 n/a                  n/a                  n/a
   Investment Income Ratio **                      n/a                 n/a                  n/a                  n/a
   Ratio of Expenses ***                           n/a                 n/a                  n/a                  n/a

Period ended December 31, 2002

   Unit Value                                      n/a                 n/a                  n/a                  n/a
   Net Assets (in thousands)                       n/a                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                n/a                 n/a                  n/a                  n/a
   Total Return ****                               n/a                 n/a                  n/a                  n/a
   Investment Income Ratio **                      n/a                 n/a                  n/a                  n/a
   Ratio of Expenses ***                           n/a                 n/a                  n/a                  n/a

Period ended December 31, 2001

   Unit Value                                      n/a                 n/a                  n/a                  n/a
   Net Assets (in thousands)                       n/a                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                n/a                 n/a                  n/a                  n/a
   Total Return ****                               n/a                 n/a                  n/a                  n/a
   Investment Income Ratio **                      n/a                 n/a                  n/a                  n/a
   Ratio of Expenses ***                           n/a                 n/a                  n/a                  n/a

Period ended December 31, 2000

   Unit Value                                      n/a                 n/a                  n/a                  n/a
   Net Assets (in thousands)                       n/a                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                n/a                 n/a                  n/a                  n/a
   Total Return ****                               n/a                 n/a                  n/a                  n/a
   Investment Income Ratio **                      n/a                 n/a                  n/a                  n/a
   Ratio of Expenses ***                           n/a                 n/a                  n/a                  n/a
---------------------------------



                                                                                JNL/
                                        JNL/MCM            JNL/MCM           Oppenheimer             JNL/
                                      Technology             VIP            Global Growth         Oppenheimer
                                   Sector Portfolio       Portfolio         Portfolio (c)     Growth Portfolio (b)
                                   ------------------  ----------------- -------------------- --------------------

Period ended December 31, 2004
   Unit Value                                    n/a                n/a          $ 12.622076           $ 8.792784
   Net Assets (in thousands)                     n/a                n/a                 $ 18                  $ -
   Units Outstanding (in thousands)              n/a                n/a                    1                    -
   Total Return ****                             n/a                n/a               16.18%                2.68%
   Investment Income Ratio **                    n/a                n/a                0.20%                0.00%
   Ratio of Expenses ***                         n/a                n/a                1.50%                1.50%

Period ended December 31, 2003
   Unit Value                                    n/a                n/a          $ 10.864024           $ 8.563684
   Net Assets (in thousands)                     n/a                n/a                  $ 1                  $ -
   Units Outstanding (in thousands)              n/a                n/a                    -                    -
   Total Return ****                             n/a                n/a               38.46%               16.03%
   Investment Income Ratio **                    n/a                n/a                0.00%                0.00%
   Ratio of Expenses ***                         n/a                n/a                1.50%                1.50%

Period ended December 31, 2002

   Unit Value                                    n/a                n/a           $ 7.846582           $ 7.380750
   Net Assets (in thousands)                     n/a                n/a                  $ 1                  $ -
   Units Outstanding (in thousands)              n/a                n/a                    -                    -
   Total Return ****                             n/a                n/a              -23.43%              -26.40%
   Investment Income Ratio **                    n/a                n/a                0.00%                0.00%
   Ratio of Expenses ***                         n/a                n/a                1.50%                1.50%

Period ended December 31, 2001

   Unit Value                                    n/a                n/a          $ 10.247263          $ 10.028795
   Net Assets (in thousands)                     n/a                n/a                  $ -                  $ -
   Units Outstanding (in thousands)              n/a                n/a                    -                    -
   Total Return ****                             n/a                n/a               2.47%*               0.29%*
   Investment Income Ratio **                    n/a                n/a                0.00%                0.00%
   Ratio of Expenses ***                         n/a                n/a                1.50%                1.50%

Period ended December 31, 2000

   Unit Value                                    n/a                n/a                  n/a                  n/a
   Net Assets (in thousands)                     n/a                n/a                  n/a                  n/a
   Units Outstanding (in thousands)              n/a                n/a                  n/a                  n/a
   Total Return ****                             n/a                n/a                  n/a                  n/a
   Investment Income Ratio **                    n/a                n/a                  n/a                  n/a
   Ratio of Expenses ***                         n/a                n/a                  n/a                  n/a
---------------------------------


                                       JNL/PIMCO            JNL/PPM
                                      Total Return     America High Yield
                                   Bond Portfolio (a)   Bond Portfolio
                                   ------------------- ------------------

Period ended December 31, 2004
   Unit Value                             $ 11.971555                n/a
   Net Assets (in thousands)                     $ 55                n/a
   Units Outstanding (in thousands)                 5                n/a
   Total Return ****                            2.89%                n/a
   Investment Income Ratio **                   1.66%                n/a
   Ratio of Expenses ***                        1.50%                n/a

Period ended December 31, 2003
   Unit Value                             $ 11.634908                n/a
   Net Assets (in thousands)                     $ 56                n/a
   Units Outstanding (in thousands)                 5                n/a
   Total Return ****                            3.22%                n/a
   Investment Income Ratio **                   1.31%                n/a
   Ratio of Expenses ***                        1.50%                n/a

Period ended December 31, 2002

   Unit Value                             $ 11.271762                n/a
   Net Assets (in thousands)                     $ 70                n/a
   Units Outstanding (in thousands)                 6                n/a
   Total Return ****                            7.22%                n/a
   Investment Income Ratio **                   0.02%                n/a
   Ratio of Expenses ***                        1.50%                n/a

Period ended December 31, 2001

   Unit Value                             $ 10.512262                n/a
   Net Assets (in thousands)                     $ 55                n/a
   Units Outstanding (in thousands)                 5                n/a
   Total Return ****                           5.12%*                n/a
   Investment Income Ratio **                   2.82%                n/a
   Ratio of Expenses ***                        1.50%                n/a

Period ended December 31, 2000

   Unit Value                                     n/a                n/a
   Net Assets (in thousands)                      n/a                n/a
   Units Outstanding (in thousands)               n/a                n/a
   Total Return ****                              n/a                n/a
   Investment Income Ratio **                     n/a                n/a
   Ratio of Expenses ***                          n/a                n/a
---------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Commencement of operations June 7, 2001.

(b)  Commencement of operations August 15, 2001.

(c)  Commencement of operations December 14, 2001.

(d)  Commencement of operations April 30, 2004.


JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                            JNL/Putnam          JNL/Putnam          JNL/Putnam
                                       JNL/Putnam         International        Midcap Growth       Value Equity
                                    Equity Portfolio    Equity Portfolio (a)   Portfolio (c)       Portfolio (b)
                                   -------------------- -------------------  ------------------  ------------------

Period ended December 31, 2004
   Unit Value                               $ 7.487614          $ 9.131387          $ 7.883303          $ 9.968368
   Net Assets (in thousands)                       $ 5                $ 38                 $ -               $ 169
   Units Outstanding (in thousands)                  1                   4                   -                  17
   Total Return ****                            11.36%              14.61%              16.86%               8.12%
   Investment Income Ratio **                    0.33%               1.25%               0.00%               1.42%
   Ratio of Expenses ***                         1.50%               1.50%               1.50%               1.50%

Period ended December 31, 2003
   Unit Value                               $ 6.723913          $ 7.967538          $ 6.746222          $ 9.219465
   Net Assets (in thousands)                      $ 15                $ 38                 $ 5               $ 165
   Units Outstanding (in thousands)                  2                   5                   1                  18
   Total Return ****                            25.33%              26.61%              31.48%              22.70%
   Investment Income Ratio **                    0.34%               1.72%               0.00%               1.22%
   Ratio of Expenses ***                         1.50%               1.50%               1.50%               1.50%

Period ended December 31, 2002

   Unit Value                               $ 5.364911          $ 6.292813          $ 5.131035          $ 7.513889
   Net Assets (in thousands)                      $ 11                $ 30                 $ 4               $ 134
   Units Outstanding (in thousands)                  2                   5                   1                  18
   Total Return ****                           -25.23%             -21.76%             -30.38%             -21.06%
   Investment Income Ratio **                    0.00%               0.61%               0.00%               1.07%
   Ratio of Expenses ***                         1.50%               1.50%               1.50%               1.50%

Period ended December 31, 2001

   Unit Value                               $ 7.174968          $ 8.043267          $ 7.369599          $ 9.518277
   Net Assets (in thousands)                      $ 68                $ 38                 $ 5               $ 166
   Units Outstanding (in thousands)                 10                   5                   1                  17
   Total Return ****                           -26.13%             -21.48%             -28.06%              -7.72%
   Investment Income Ratio **                    0.00%               0.69%               0.00%               0.91%
   Ratio of Expenses ***                         1.50%               1.50%               1.50%               1.50%

Period ended December 31, 2000

   Unit Value                               $ 9.713544         $ 10.243384         $ 10.244286         $ 10.314906
   Net Assets (in thousands)                      $ 18                $ 15                 $ 7                $ 52
   Units Outstanding (in thousands)                  2                   1                   1                   5
   Total Return ****                            -2.86%               2.43%               2.44%               3.15%
   Investment Income Ratio **                    0.00%               0.00%               0.00%               0.00%
   Ratio of Expenses ***                         1.50%               1.50%               1.50%               1.50%
---------------------------------



                                          JNL/S&P                 JNL/S&P              JNL/S&P            JNL/S&P
                                     Aggressive Growth         Conservative         Core Index 50      Core Index 75
                                    Portfolio II (d) (e)    Growth Portfolio II (e)   Portfolio          Portfolio
                                   -----------------------  --------------------  ------------------  ----------------

Period ended December 31, 2004
   Unit Value                                  $ 9.518604            $ 8.874129                 n/a               n/a
   Net Assets (in thousands)                          $ -                   $ -                 n/a               n/a
   Units Outstanding (in thousands)                     -                     -                 n/a               n/a
   Total Return ****                               -0.23%                -0.21%                 n/a               n/a
   Investment Income Ratio **                       0.65%                 1.82%                 n/a               n/a
   Ratio of Expenses ***                            1.50%                 1.50%                 n/a               n/a

Period ended December 31, 2003
   Unit Value                                  $ 9.540724            $ 8.892934                 n/a               n/a
   Net Assets (in thousands)                         $ 76                 $ 811                 n/a               n/a
   Units Outstanding (in thousands)                     8                    91                 n/a               n/a
   Total Return ****                               24.23%                18.92%                 n/a               n/a
   Investment Income Ratio **                       1.78%                 1.97%                 n/a               n/a
   Ratio of Expenses ***                            1.50%                 1.50%                 n/a               n/a

Period ended December 31, 2002

   Unit Value                                  $ 7.679621            $ 7.478129                 n/a               n/a
   Net Assets (in thousands)                         $ 30                 $ 753                 n/a               n/a
   Units Outstanding (in thousands)                     4                   101                 n/a               n/a
   Total Return ****                             -23.20%*               -14.04%                 n/a               n/a
   Investment Income Ratio **                       2.83%                 1.91%                 n/a               n/a
   Ratio of Expenses ***                            1.50%                 1.50%                 n/a               n/a

Period ended December 31, 2001

   Unit Value                                         n/a            $ 8.699543                 n/a               n/a
   Net Assets (in thousands)                          n/a                 $ 990                 n/a               n/a
   Units Outstanding (in thousands)                   n/a                   114                 n/a               n/a
   Total Return ****                                  n/a                -8.39%                 n/a               n/a
   Investment Income Ratio **                         n/a                 1.91%                 n/a               n/a
   Ratio of Expenses ***                              n/a                 1.50%                 n/a               n/a

Period ended December 31, 2000

   Unit Value                                         n/a            $ 9.496748                 n/a               n/a
   Net Assets (in thousands)                          n/a                 $ 137                 n/a               n/a
   Units Outstanding (in thousands)                   n/a                    14                 n/a               n/a
   Total Return ****                                  n/a                -5.03%                 n/a               n/a
   Investment Income Ratio **                         n/a                 0.00%                 n/a               n/a
   Ratio of Expenses ***                              n/a                 1.50%                 n/a               n/a
---------------------------------



                                                               JNL/S&P
                                         JNL/S&P          Equity Aggressive
                                      Core Index 100            Growth
                                        Portfolio            Portfolio I
                                   ---------------------  -------------------

Period ended December 31, 2004
   Unit Value                                       n/a                  n/a
   Net Assets (in thousands)                        n/a                  n/a
   Units Outstanding (in thousands)                 n/a                  n/a
   Total Return ****                                n/a                  n/a
   Investment Income Ratio **                       n/a                  n/a
   Ratio of Expenses ***                            n/a                  n/a

Period ended December 31, 2003
   Unit Value                                       n/a                  n/a
   Net Assets (in thousands)                        n/a                  n/a
   Units Outstanding (in thousands)                 n/a                  n/a
   Total Return ****                                n/a                  n/a
   Investment Income Ratio **                       n/a                  n/a
   Ratio of Expenses ***                            n/a                  n/a

Period ended December 31, 2002

   Unit Value                                       n/a                  n/a
   Net Assets (in thousands)                        n/a                  n/a
   Units Outstanding (in thousands)                 n/a                  n/a
   Total Return ****                                n/a                  n/a
   Investment Income Ratio **                       n/a                  n/a
   Ratio of Expenses ***                            n/a                  n/a

Period ended December 31, 2001

   Unit Value                                       n/a                  n/a
   Net Assets (in thousands)                        n/a                  n/a
   Units Outstanding (in thousands)                 n/a                  n/a
   Total Return ****                                n/a                  n/a
   Investment Income Ratio **                       n/a                  n/a
   Ratio of Expenses ***                            n/a                  n/a

Period ended December 31, 2000

   Unit Value                                       n/a                  n/a
   Net Assets (in thousands)                        n/a                  n/a
   Units Outstanding (in thousands)                 n/a                  n/a
   Total Return ****                                n/a                  n/a
   Investment Income Ratio **                       n/a                  n/a
   Ratio of Expenses ***                            n/a                  n/a
---------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Commencement of operations December 14, 2000.

(b)  Commencement of operations December 17, 2000.

(c)  Commencement of operations December 19, 2000.

(d)  Commencement of operations January 4, 2002.

(e)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                         JNL/S&P                                                    JNL/S&P
                                          Equity             JNL/S&P             JNL/S&P            Managed
                                        Aggressive        Equity Growth       Equity Growth        Aggressive
                                   Growth Portfolio II   Portfolio I (b)(d) Portfolio II (a)(c)Growth Portfolio (b)
                                   --------------------- -----------------  ------------------ -------------------

Period ended December 31, 2004
   Unit Value                                       n/a       $ 10.193068          $ 9.094135         $ 11.096794
   Net Assets (in thousands)                        n/a               $ -                 $ -               $ 182
   Units Outstanding (in thousands)                 n/a                 -                   -                  16
   Total Return ****                                n/a            1.93%*              -0.25%             10.97%*
   Investment Income Ratio **                       n/a             0.10%               0.17%               0.17%
   Ratio of Expenses ***                            n/a             1.50%               1.50%               1.50%

Period ended December 31, 2003
   Unit Value                                       n/a               n/a          $ 9.116580                 n/a
   Net Assets (in thousands)                        n/a               n/a                $ 46                 n/a
   Units Outstanding (in thousands)                 n/a               n/a                   5                 n/a
   Total Return ****                                n/a               n/a              25.26%                 n/a
   Investment Income Ratio **                       n/a               n/a               0.13%                 n/a
   Ratio of Expenses ***                            n/a               n/a               1.50%                 n/a

Period ended December 31, 2002

   Unit Value                                       n/a               n/a          $ 7.278034                 n/a
   Net Assets (in thousands)                        n/a               n/a                $ 51                 n/a
   Units Outstanding (in thousands)                 n/a               n/a                   7                 n/a
   Total Return ****                                n/a               n/a             -27.18%                 n/a
   Investment Income Ratio **                       n/a               n/a               0.20%                 n/a
   Ratio of Expenses ***                            n/a               n/a               1.50%                 n/a

Period ended December 31, 2001

   Unit Value                                       n/a               n/a          $ 9.994939                 n/a
   Net Assets (in thousands)                        n/a               n/a                $ 73                 n/a
   Units Outstanding (in thousands)                 n/a               n/a                   7                 n/a
   Total Return ****                                n/a               n/a             -0.05%*                 n/a
   Investment Income Ratio **                       n/a               n/a               2.42%                 n/a
   Ratio of Expenses ***                            n/a               n/a               1.50%                 n/a

Period ended December 31, 2000

   Unit Value                                       n/a               n/a                 n/a                 n/a
   Net Assets (in thousands)                        n/a               n/a                 n/a                 n/a
   Units Outstanding (in thousands)                 n/a               n/a                 n/a                 n/a
   Total Return ****                                n/a               n/a                 n/a                 n/a
   Investment Income Ratio **                       n/a               n/a                 n/a                 n/a
   Ratio of Expenses ***                            n/a               n/a                 n/a                 n/a
---------------------------------



                                         JNL/S&P            JNL/S&P            JNL/S&P            JNL/S&P
                                         Managed            Managed            Managed            Managed
                                      Conservative           Growth           Moderate        Moderate Growth
                                        Portfolio        Portfolio (b)        Portfolio        Portfolio (b)
                                   -------------------- ----------------- ------------------ ------------------

Period ended December 31, 2004
   Unit Value                                      n/a       $ 10.999866                n/a        $ 10.867864
   Net Assets (in thousands)                       n/a              $ 87                n/a            $ 1,152
   Units Outstanding (in thousands)                n/a                 8                n/a                106
   Total Return ****                               n/a           10.00%*                n/a             8.68%*
   Investment Income Ratio **                      n/a             0.99%                n/a              1.19%
   Ratio of Expenses ***                           n/a             1.50%                n/a              1.50%

Period ended December 31, 2003
   Unit Value                                      n/a               n/a                n/a                n/a
   Net Assets (in thousands)                       n/a               n/a                n/a                n/a
   Units Outstanding (in thousands)                n/a               n/a                n/a                n/a
   Total Return ****                               n/a               n/a                n/a                n/a
   Investment Income Ratio **                      n/a               n/a                n/a                n/a
   Ratio of Expenses ***                           n/a               n/a                n/a                n/a

Period ended December 31, 2002

   Unit Value                                      n/a               n/a                n/a                n/a
   Net Assets (in thousands)                       n/a               n/a                n/a                n/a
   Units Outstanding (in thousands)                n/a               n/a                n/a                n/a
   Total Return ****                               n/a               n/a                n/a                n/a
   Investment Income Ratio **                      n/a               n/a                n/a                n/a
   Ratio of Expenses ***                           n/a               n/a                n/a                n/a

Period ended December 31, 2001

   Unit Value                                      n/a               n/a                n/a                n/a
   Net Assets (in thousands)                       n/a               n/a                n/a                n/a
   Units Outstanding (in thousands)                n/a               n/a                n/a                n/a
   Total Return ****                               n/a               n/a                n/a                n/a
   Investment Income Ratio **                      n/a               n/a                n/a                n/a
   Ratio of Expenses ***                           n/a               n/a                n/a                n/a

Period ended December 31, 2000

   Unit Value                                      n/a               n/a                n/a                n/a
   Net Assets (in thousands)                       n/a               n/a                n/a                n/a
   Units Outstanding (in thousands)                n/a               n/a                n/a                n/a
   Total Return ****                               n/a               n/a                n/a                n/a
   Investment Income Ratio **                      n/a               n/a                n/a                n/a
   Ratio of Expenses ***                           n/a               n/a                n/a                n/a
---------------------------------



                                         JNL/S&P             JNL/S&P
                                     Very Aggressive     Very Aggressive
                                         Growth               Growth
                                   Portfolio I (b)(d)    Portfolio II (b)(c)
                                   --------------------  -----------------

Period ended December 31, 2004
   Unit Value                              $ 10.217057         $ 9.790572
   Net Assets (in thousands)                       $ -                $ -
   Units Outstanding (in thousands)                  -                  -
   Total Return ****                            2.17%*            -2.09%*
   Investment Income Ratio **                    0.02%              0.00%
   Ratio of Expenses ***                         1.50%              1.50%

Period ended December 31, 2003
   Unit Value                                      n/a                n/a
   Net Assets (in thousands)                       n/a                n/a
   Units Outstanding (in thousands)                n/a                n/a
   Total Return ****                               n/a                n/a
   Investment Income Ratio **                      n/a                n/a
   Ratio of Expenses ***                           n/a                n/a

Period ended December 31, 2002

   Unit Value                                      n/a                n/a
   Net Assets (in thousands)                       n/a                n/a
   Units Outstanding (in thousands)                n/a                n/a
   Total Return ****                               n/a                n/a
   Investment Income Ratio **                      n/a                n/a
   Ratio of Expenses ***                           n/a                n/a

Period ended December 31, 2001

   Unit Value                                      n/a                n/a
   Net Assets (in thousands)                       n/a                n/a
   Units Outstanding (in thousands)                n/a                n/a
   Total Return ****                               n/a                n/a
   Investment Income Ratio **                      n/a                n/a
   Ratio of Expenses ***                           n/a                n/a

Period ended December 31, 2000

   Unit Value                                      n/a                n/a
   Net Assets (in thousands)                       n/a                n/a
   Units Outstanding (in thousands)                n/a                n/a
   Total Return ****                               n/a                n/a
   Investment Income Ratio **                      n/a                n/a
   Ratio of Expenses ***                           n/a                n/a
---------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Commencement of operations March 28, 2001.

(b)  Commencement of operations April 30, 2004.

(c)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                    JNL/Salomon
                                       JNL/Salomon         JNL/Salomon                                Brothers
                                        Brothers             Brothers           JNL/Salomon       U.S. Government
                                        Balanced            High Yield       Brothers Strategic      & Quality
                                      Portfolio (e)     Bond Portfolio (c)   Bond Portfolio (b)    Bond Portfolio
                                   -------------------- -------------------  ------------------- -------------------

Period ended December 31, 2004
   Unit Value                              $ 10.816996         $ 11.397306          $ 11.483868                 n/a
   Net Assets (in thousands)                       $ -                 $ -                 $ 31                 n/a
   Units Outstanding (in thousands)                  -                   -                    3                 n/a
   Total Return ****                             2.27%               6.61%                5.32%                 n/a
   Investment Income Ratio **                    3.50%               0.00%                4.53%                 n/a
   Ratio of Expenses ***                         1.50%               1.50%                1.50%                 n/a

Period ended December 31, 2003
   Unit Value                              $ 10.576763         $ 10.690846          $ 10.903712                 n/a
   Net Assets (in thousands)                      $ 89                 $ -                  $ -                 n/a
   Units Outstanding (in thousands)                  8                   -                    -                 n/a
   Total Return ****                            15.30%              6.91%*               9.04%*                 n/a
   Investment Income Ratio **                    1.98%               0.00%                0.00%                 n/a
   Ratio of Expenses ***                         1.50%               1.50%                1.50%                 n/a

Period ended December 31, 2002

   Unit Value                               $ 9.172871                 n/a                  n/a                 n/a
   Net Assets (in thousands)                      $ 92                 n/a                  n/a                 n/a
   Units Outstanding (in thousands)                 10                 n/a                  n/a                 n/a
   Total Return ****                            -8.66%                 n/a                  n/a                 n/a
   Investment Income Ratio **                    0.00%                 n/a                  n/a                 n/a
   Ratio of Expenses ***                         1.50%                 n/a                  n/a                 n/a

Period ended December 31, 2001

   Unit Value                              $ 10.042777                 n/a                  n/a                 n/a
   Net Assets (in thousands)                     $ 133                 n/a                  n/a                 n/a
   Units Outstanding (in thousands)                 13                 n/a                  n/a                 n/a
   Total Return ****                            -2.01%                 n/a                  n/a                 n/a
   Investment Income Ratio **                    2.57%                 n/a                  n/a                 n/a
   Ratio of Expenses ***                         1.50%                 n/a                  n/a                 n/a

Period ended December 31, 2000

   Unit Value                              $ 10.248299                 n/a                  n/a                 n/a
   Net Assets (in thousands)                       $ -                 n/a                  n/a                 n/a
   Units Outstanding (in thousands)                  -                 n/a                  n/a                 n/a
   Total Return ****                             2.48%                 n/a                  n/a                 n/a
   Investment Income Ratio **                    0.00%                 n/a                  n/a                 n/a
   Ratio of Expenses ***                         1.50%                 n/a                  n/a                 n/a
---------------------------------


                                      JNL/Select          JNL/Select        JNL/Select        JNL/Select
                                       Balanced         Global Growth        Large Cap       Money Market
                                     Portfolio (d)        Portfolio       Growth Portfolio   Portfolio (a)
                                   ------------------  -----------------  ----------------  ----------------

Period ended December 31, 2004
   Unit Value                            $ 10.878813                n/a        $ 6.459174        $ 9.924430
   Net Assets (in thousands)                    $ 95                n/a               $ 6             $ 140
   Units Outstanding (in thousands)                9                n/a                 1                14
   Total Return ****                          8.79%*                n/a            10.01%            -0.72%
   Investment Income Ratio **                  0.10%                n/a             0.00%             0.70%
   Ratio of Expenses ***                       1.50%                n/a             1.50%             1.50%

Period ended December 31, 2003
   Unit Value                                    n/a                n/a        $ 5.871481        $ 9.996169
   Net Assets (in thousands)                     n/a                n/a              $ 10             $ 287
   Units Outstanding (in thousands)              n/a                n/a                 2                29
   Total Return ****                             n/a                n/a            33.44%            -1.03%
   Investment Income Ratio **                    n/a                n/a             0.00%             0.47%
   Ratio of Expenses ***                         n/a                n/a             1.50%             1.50%

Period ended December 31, 2002

   Unit Value                                    n/a                n/a        $ 4.400109       $ 10.100480
   Net Assets (in thousands)                     n/a                n/a               $ 7             $ 292
   Units Outstanding (in thousands)              n/a                n/a                 2                29
   Total Return ****                             n/a                n/a           -30.80%            -0.44%
   Investment Income Ratio **                    n/a                n/a             0.00%             1.08%
   Ratio of Expenses ***                         n/a                n/a             1.50%             1.50%

Period ended December 31, 2001

   Unit Value                                    n/a                n/a        $ 6.358816       $ 10.145076
   Net Assets (in thousands)                     n/a                n/a              $ 10             $ 911
   Units Outstanding (in thousands)              n/a                n/a                 2                90
   Total Return ****                             n/a                n/a           -31.26%            1.45%*
   Investment Income Ratio **                    n/a                n/a             0.92%             2.24%
   Ratio of Expenses ***                         n/a                n/a             1.50%             1.50%

Period ended December 31, 2000

   Unit Value                                    n/a                n/a        $ 9.250158               n/a
   Net Assets (in thousands)                     n/a                n/a              $ 14               n/a
   Units Outstanding (in thousands)              n/a                n/a                 2               n/a
   Total Return ****                             n/a                n/a            -7.50%               n/a
   Investment Income Ratio **                    n/a                n/a             0.00%               n/a
   Ratio of Expenses ***                         n/a                n/a             1.50%               n/a
---------------------------------


                                      JNL/Select       JNL/T. Rowe
                                        Value        Price Established
                                      Portfolio      Growth Portfolio
                                   ----------------- ----------------

Period ended December 31, 2004
   Unit Value                                   n/a              n/a
   Net Assets (in thousands)                    n/a              n/a
   Units Outstanding (in thousands)             n/a              n/a
   Total Return ****                            n/a              n/a
   Investment Income Ratio **                   n/a              n/a
   Ratio of Expenses ***                        n/a              n/a

Period ended December 31, 2003
   Unit Value                                   n/a              n/a
   Net Assets (in thousands)                    n/a              n/a
   Units Outstanding (in thousands)             n/a              n/a
   Total Return ****                            n/a              n/a
   Investment Income Ratio **                   n/a              n/a
   Ratio of Expenses ***                        n/a              n/a

Period ended December 31, 2002

   Unit Value                                   n/a              n/a
   Net Assets (in thousands)                    n/a              n/a
   Units Outstanding (in thousands)             n/a              n/a
   Total Return ****                            n/a              n/a
   Investment Income Ratio **                   n/a              n/a
   Ratio of Expenses ***                        n/a              n/a

Period ended December 31, 2001

   Unit Value                                   n/a              n/a
   Net Assets (in thousands)                    n/a              n/a
   Units Outstanding (in thousands)             n/a              n/a
   Total Return ****                            n/a              n/a
   Investment Income Ratio **                   n/a              n/a
   Ratio of Expenses ***                        n/a              n/a

Period ended December 31, 2000

   Unit Value                                   n/a              n/a
   Net Assets (in thousands)                    n/a              n/a
   Units Outstanding (in thousands)             n/a              n/a
   Total Return ****                            n/a              n/a
   Investment Income Ratio **                   n/a              n/a
   Ratio of Expenses ***                        n/a              n/a
---------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Commencement of operations February 12, 2001.

(b)  Commencement of operations February 28, 2003.

(c)  Commencement of operations September 25, 2003.

(d)  Commencement of operations April 30, 2004.

(e)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                      JNL/T. Rowe        JNL/T. Rowe
                                     Price Mid-Cap       Price Value
                                   Growth Portfolio (a)   Portfolio
                                   ------------------- -----------------

Period ended December 31, 2004
   Unit Value                             $ 12.211635               n/a
   Net Assets (in thousands)                     $ 29               n/a
   Units Outstanding (in thousands)                 2               n/a
   Total Return ****                           16.28%               n/a
   Investment Income Ratio **                   0.00%               n/a
   Ratio of Expenses ***                        1.50%               n/a

Period ended December 31, 2003
   Unit Value                             $ 10.502136               n/a
   Net Assets (in thousands)                     $ 11               n/a
   Units Outstanding (in thousands)                 1               n/a
   Total Return ****                           36.54%               n/a
   Investment Income Ratio **                   0.00%               n/a
   Ratio of Expenses ***                        1.50%               n/a

Period ended December 31, 2002

   Unit Value                              $ 7.691858               n/a
   Net Assets (in thousands)                      $ 8               n/a
   Units Outstanding (in thousands)                 1               n/a
   Total Return ****                          -23.09%               n/a
   Investment Income Ratio **                   0.00%               n/a
   Ratio of Expenses ***                        1.50%               n/a

Period ended December 31, 2001

   Unit Value                             $ 10.001252               n/a
   Net Assets (in thousands)                      $ 9               n/a
   Units Outstanding (in thousands)                 1               n/a
   Total Return ****                           -2.95%               n/a
   Investment Income Ratio **                   0.00%               n/a
   Ratio of Expenses ***                        1.50%               n/a

Period ended December 31, 2000

   Unit Value                             $ 10.305602               n/a
   Net Assets (in thousands)                      $ 9               n/a
   Units Outstanding (in thousands)                 1               n/a
   Total Return ****                            3.06%               n/a
   Investment Income Ratio **                   0.00%               n/a
   Ratio of Expenses ***                        1.50%               n/a
---------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Commencement of operations December 14, 2000.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account II:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in Note 1 of JNLNY Separate Account II (Separate Account) as of December 31, 2004, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2004 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account II as of December 31, 2004, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
February 25, 2005

                         Jackson National Life Insurance
                               Company of New York



                               [GRAPHIC OMITTED]














                              Financial Statements


                                December 31, 2004




Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2004

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm                                         1



Balance Sheets                                                                                  2



Income Statements                                                                               3



Statements of Stockholder's Equity and Comprehensive Income                                     4



Statements of Cash Flows                                                                        5



Notes to Financial Statements                                                                   6



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
March 9, 2005

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements



BALANCE SHEETS
(In thousands, except per share information)

-----------------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31,
ASSETS                                                                                 2004                2003
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Investments:
Cash and short-term investments                                                          $ 41,268            $ 38,609
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2004, $1,439,554; 2003, $1,369,729)                   1,517,222           1,457,302
Equities (cost: 2004, $201; 2003, $157)                                                       235                 148
Trading securities, at fair value (cost: $1,000)                                            1,084                   -
Policy loans                                                                                   24                   4
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total investments                                                                       1,559,833           1,496,063

Accrued investment income                                                                  20,512              19,911
Deferred acquisition costs                                                                 76,829              60,471
Deferred sales inducements                                                                  8,274               4,976
Reinsurance recoverable                                                                     1,235               1,051
Other assets                                                                                1,833                  69
Separate account assets                                                                   501,816             261,598
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total assets                                                                          $ 2,170,332         $ 1,844,139
                                                                                 =================   =================
                                                                                 =================   =================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits                                                       $ 1,764             $ 2,495
Deposits on investment contracts                                                        1,436,290           1,366,809
Claims payable                                                                             13,584               9,841
Securities lending payable                                                                 13,806              19,915
Deferred income taxes                                                                      11,125               9,857
Income taxes payable to Parent                                                              2,416                  28
Payable to Parent                                                                             323                 291
Other liabilities                                                                           6,175               6,148
Separate account liabilities                                                              501,816             261,598
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities                                                                       1,987,299           1,676,982
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding                                                          2,000               2,000
Additional paid-in capital                                                                141,000             141,000
Accumulated other comprehensive income, net of
tax of $10,972 in 2004 and $10,341 in 2003                                                 20,377              19,205
Retained earnings                                                                          19,656               4,952
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total stockholder's equity                                                                183,033             167,157
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities and stockholder's equity                                            $ 2,170,332         $ 1,844,139
                                                                                 =================   =================
                                                                                 =================   =================



                 See accompanying notes to financial statements.




Income Statements
(In thousands)

-----------------------------------------------------------------------------------------------------------------------

                                                                                   YEARS ENDED DECEMBER 31,
                                                                          2004               2003              2002
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
REVENUES
Premiums                                                                       $ (30)            $ 130             $ 148

Net investment income                                                         85,323            81,140            55,457

Net realized gains (losses) on investments                                     4,378               199           (15,161)

Fee income                                                                     9,687             5,392             3,382

Other income                                                                     116               117               106

                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total revenues                                                                99,474            86,978            43,932
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

BENEFITS AND EXPENSES
Death benefits                                                                   206                 -                75
Interest credited on deposit liabilities                                      51,786            60,081            46,904
Increase (decrease) in reserve, net of reinsurance recoverables                 (914)               55             1,201
Other policyholder benefits                                                    5,191             6,360             4,713
Commissions                                                                   23,903            21,398            41,272
General and administrative expenses                                            3,988             4,147             5,092
Taxes, licenses and fees                                                         683             1,284             1,651
Deferral of acquisition costs                                                (23,522)          (22,586)          (43,934)
Deferral of sales inducements                                                 (4,680)           (7,628)           (8,273)
Amortization of deferred acquisition costs:
Attributable to operations                                                    14,896             7,694             4,097
Attributable to net realized gains (losses) on investments                     1,510                68            (3,570)
Amortization of deferred sales inducements:
Attributable to operations                                                     3,510             1,632             2,284
Attributable to net realized gains (losses) on investments                       295                14              (600)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total benefits and expenses                                                   76,852            72,519            50,912
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Pretax income (loss)                                                          22,622            14,459            (6,980)
Income tax expense (benefit)                                                   7,918             5,061            (2,443)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET INCOME (LOSS)                                                           $ 14,704           $ 9,398          $ (4,537)
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============







                 See accompanying notes to financial statements.



Statements of Stockholder's Equity and Comprehensive Income
(In thousands)

-----------------------------------------------------------------------------------------------------------------------

                                                                                  YEARS ENDED DECEMBER 31,
                                                                         2004               2003              2002
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
Common stock
Beginning and end of year                                                  $ 2,000            $ 2,000           $ 2,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                          141,000            141,000            71,000
Capital contributions                                                            -                  -            70,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                141,000            141,000           141,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                           19,205             15,409             2,957
Net unrealized investment gains, net of tax
of $631 in 2004; $2,044 in 2003 and
$6,705 in 2002                                                               1,172              3,796            12,452
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                 20,377             19,205            15,409
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                            4,952             (4,446)               91
Net income (loss)                                                           14,704              9,398            (4,537)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                 19,656              4,952            (4,446)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

TOTAL STOCKHOLDER'S EQUITY                                               $ 183,033          $ 167,157         $ 153,963
                                                                    ===============    ===============   ===============



                                                                                  YEARS ENDED DECEMBER 31,
                                                                         2004               2003              2002
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

Net income (loss)                                                         $ 14,704            $ 9,398          $ (4,537)
Net unrealized holding gains arising during the
period, net of tax of $2,318 in 2004;
$1,823 in 2003 and $5,128 in 2002                                            4,305              3,386             9,524
Reclassification adjustment for gains (losses) included
in net income, net of tax of $(1,687) in 2004;
$221 in 2003 and $1,576 in 2002                                             (3,133)               410             2,928
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

COMPREHENSIVE INCOME                                                      $ 15,876           $ 13,194           $ 7,915
                                                                    ===============    ===============   ===============
                                                                    ===============    ===============   ===============





                 See accompanying notes to financial statements.



Statements of Cash Flows
(In thousands)

-------------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                          2004               2003              2002
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                           $ 14,704           $ 9,398          $ (4,537)
Adjustments to reconcile net income (loss) to
net cash provided by (used in) operating activities:
Net realized (gains) losses on investments                                    (4,378)             (199)           15,161
Unrealized gains on trading portfolio                                            (84)                -                 -
Interest credited on deposit liabilities                                      51,786            60,081            46,904
Amortization of premium on investments                                         3,185             2,320                67
Deferred income tax provision                                                    637            (4,459)           (5,037)
Other charges                                                                    470             2,471             2,868
Change in:
Accrued investment income                                                       (601)           (3,021)           (8,461)
Deferred sales inducements and acquisition costs                              (7,991)          (20,807)          (49,996)
Trading portfolio activity, net                                                 (860)                -                 -
Income taxes payable to Parent                                                 2,388            (1,309)            1,337
Claims payable                                                                 3,743             8,473             1,368
Other assets and liabilities, net                                             (2,676)            1,463              (934)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                           60,323            54,411            (1,260)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities and equities available for sale:
Sales                                                                         80,100            54,029            20,108
Principal repayments, maturities, calls
and redemptions                                                              117,453            83,455            25,631
Purchases                                                                   (266,312)         (361,429)         (681,209)
Other investing activities                                                    (6,130)          (17,960)           28,326
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH USED IN INVESTING ACTIVITIES                                        (74,889)         (241,905)         (607,144)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                     327,922           316,359           663,807
Withdrawals                                                                 (112,642)          (99,335)          (49,277)
Net transfers to separate accounts                                          (198,055)          (90,650)          (17,103)
Capital contribution                                                               -                 -            70,000
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                     17,225           126,374           667,427
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                    2,659           (61,120)           59,023

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            38,609            99,729            40,706
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                $ 41,268          $ 38,609          $ 99,729
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============





                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-1 until the FASB has resolved certain implementation issues. JNL/NY adopted the disclosure requirements of EITF 03-1 for the year ended December 31, 2004 and will continue to apply the other than temporary impairment guidance included in existing literature.

     Effective January 1, 2004, JNL/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on JNL/NY's results of operations or financial position.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income (loss) and net unrealized gains (losses) on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of fixed maturities is reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value reflected as investment income in the income statement.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $38.2 million and $47.5 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization of approximately $1.0 million to reflect the impairment. No such deferred acquisition cost asset reductions were recorded in 2004 or 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $8.1 million and $10.5 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with JNL and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $349 thousand and $127 thousand in 2004 and 2003, respectively, is included as an increase in reserve, net of reinsurance recoverables in the income statement. The fair value of the embedded derivative of $476 thousand and $127 thousand at December 31, 2004 and 2003, respectively, is included in reserves for future policy benefits in the balance sheet.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $591 thousand in 2004 is included as a decrease in reserves in the income statement. The fair value of the embedded derivative of $565 thousand at December 31, 2004 is included as an offset to reserves for future policy benefits in the balance sheet.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 7.3%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $501.8 million and $261.6 million at December 31, 2004 and 2003, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the market value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Accordingly, the Company evaluates the cash flows over a series of deterministic economic scenarios coupled with assumptions as to policyholder behavior regarding utilization of the benefit. Discount rates are the average return of the scenarios.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1,422.3 million and $1,351.7 million, respectively, at December 31, 2004 and $1,312.9 million and $1,276.6 million, respectively, at December 31, 2003.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $470.3 million and $243.6 million at December 31, 2004 and 2003, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2004, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2004, the carrying value of investments rated by the Company's investment advisor totaled $5.1 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                                          PERCENT OF TOTAL
                                                          FIXED MATURITIES
     INVESTMENT RATING                                    DECEMBER 31, 2004
                                                     ---------------------------
                                                     ---------------------------
     AAA                                                         6.4%
     AA                                                          5.7
     A                                                          31.8
     BBB                                                        50.3
                                                     ---------------------------
                                                     ---------------------------
         Investment grade                                       94.2
                                                     ---------------------------
                                                     ---------------------------
     BB                                                          5.1
     B and below                                                 0.7
                                                     ---------------------------
                                                     ---------------------------
            Below investment grade                               5.8
                                                     ---------------------------
         Total fixed maturities                                100.0%
                                                     ---------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $0 and $0.1 million, respectively, at December 31, 2004. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2004 were $0 and $0.1 million, respectively, and for the 12 months preceding December 31, 2003 were $3.0 million and $3.2 million, respectively.

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                   GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                             $ 512              $ 20                $ -            $ 532
Public utilities                                   134,609            11,165                 32          145,742
Corporate securities                             1,095,411            65,530              2,130        1,158,811
Mortgage-backed securities                         209,022             4,037                922          212,137
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                          $ 1,439,554          $ 80,752            $ 3,084      $ 1,517,222
                                            ===============   ===============   ================  ===============



                                                                  GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2003                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                             $ 514              $ 21                $ -            $ 535
Public utilities                                   133,295            10,917                119          144,093
Corporate securities                             1,031,522            74,993              1,608        1,104,907
Mortgage-backed securities                         204,398             4,437              1,068          207,767
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                          $ 1,369,729          $ 90,368            $ 2,795      $ 1,457,302
                                            ===============   ===============   ================  ===============



     At December 31, 2004 and 2003, available for sale securities without a readily ascertainable market value having an amortized cost of $188.7 million and $157.4 million, respectively, had an estimated fair value of $192.2 million and $161.6 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              AMORTIZED            FAIR
                                                 COST              VALUE
                                            ---------------   ----------------
Due in 1 year or less                           $   32,600         $   33,081
Due after 1 year through 5 years
                                                   329,565            346,978
Due after 5 years through 10 years
                                                   814,149            870,734
Due after 10 years through 20 years
                                                    49,159             48,950
Due after 20 years
                                                     5,059              5,342
Mortgage-backed securities
                                                   209,022            212,137
                                            ---------------   ----------------
Total                                          $ 1,439,554        $ 1,517,222
                                            ===============   ================


     Fixed maturities with a carrying value of $532.3 thousand and $535.2 thousand at December 31, 2004 and 2003, respectively, were on deposit with the State of New York as required by state insurance law.

     As of December 31, 2004, the fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER               TOTAL
                                --------------------------- -------------------------- ---------------------------
                                --------------------------- -------------------------- ---------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
                                   LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Public utilities                        $ 27       $ 2,974          $ 5       $ 1,013          $ 32       $ 3,987
Corporate securities                   1,470        86,597          660        17,340         2,130       103,937
Mortgage-backed securities               822        64,609          100         6,370           922        70,979
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Total temporarily impaired
securities                           $ 2,319     $ 154,180        $ 765      $ 24,723       $ 3,084     $ 178,903
                                ============= ============= ============ ============= ============= =============



     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2004, 58.6% were investment grade, 4.7% were below investment grade and 36.7% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 57.5% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2004, the industries representing the larger unrealized losses included food producers (13.6% of fixed maturities gross unrealized losses) and energy and utilities (12.9%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2004, asset-backed other debt securities represented 27.8% of fixed maturities gross unrealized losses, including 5.5% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2004.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2004 are as follows (in thousands):

                                                                  GROSS
                                                                UNREALIZED
                                                                  LOSSES
                                                              ---------------
Less than one year                                                  $ 6
One to five years                                                   207
Five to ten years                                                 1,168
More than ten years                                                 781
Mortgage-backed securities                                          922
                                                              ---------------
Total gross unrealized losses                                   $ 3,084
                                                              ===============


     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2004 and 2003, the estimated fair value of loaned securities was $13.5 million and $19.5 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $13.8 million and $19.9 million at December 31, 2004 and 2003, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2004, 2003 and 2002 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $515 thousand, $562 thousand and $323 thousand in 2004, 2003 and 2002, respectively.

     Net realized investment gains (losses) on investments are as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                      2004              2003               2002
                                 ----------------  ----------------   ---------------
                                 ----------------  ----------------   ---------------
Sales of fixed maturities:
Gross gains                       $        5,322    $        4,032     $         296
Gross losses                              (1,594)           (3,638)           (3,090)
Sales of equities:
Gross gains                                  901                 -                 -
Impairment losses                           (251)             (195)          (12,367)
                                 ----------------  ----------------   ---------------
                                 ----------------  ----------------   ---------------
Total                                    $ 4,378             $ 199         $ (15,161)
                                 ================  ================   ===============
                                 ================  ================   ===============


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.

     To the extent factors contributing to the impairment losses recognized in 2004, 2003 and 2002 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200 thousand. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Direct premiums                                                   $ 619             $ 588             $ 553
Less reinsurance ceded:
Life                                                               (473)             (452)             (405)
Annuity                                                            (176)               (6)                -
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Net premiums                                                      $ (30)            $ 130             $ 148
                                                        ================  ================  ================
                                                        ================  ================  ================


     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                      DECEMBER 31,
                                                2004              2003
                                           ----------------  ----------------
                                           ----------------  ----------------
     Ceded reserves                                $ 1,227           $ 1,041
     Ceded-other                                         8                10
                                           ----------------  ----------------
                                           ----------------  ----------------
     Total                                         $ 1,235           $ 1,051
                                           ================  ================
                                           ================  ================

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Current tax expense                                             $ 7,281           $ 9,520           $ 2,594
Deferred tax expense (benefit)                                      637            (4,459)           (5,037)
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------

Income tax expense (benefit)                                    $ 7,918           $ 5,061          $ (2,443)
                                                        ================  ================  ================
                                                        ================  ================  ================


     The provisions for 2004, 2003 and 2002 differ from the amounts determined by multiplying pretax income (loss) by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $4.9 million, $10.8 million and $650 thousand were paid to JNL in 2004, 2003 and 2002, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):


                                                                                     DECEMBER 31,
                                                                               2004              2003
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Policy reserves and other insurance items                                        $ 37,261          $ 33,542
Difference between financial reporting and the tax basis of
investments                                                                         2,712             4,511
Other, net                                                                             11               154
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                     39,984            38,207
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Deferred acquisition costs and sales inducements                                  (23,913)          (17,417)
Net unrealized gains on available for sale securities                             (27,196)          (30,647)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                                (51,109)          (48,064)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

NET DEFERRED TAX LIABILITY                                                 $     (11,125)    $      (9,857)
                                                                          ================  ================


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2004, the Company had a federal tax capital loss carryforward of approximately $7.0 million, which will expire in 2007 and 2008.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2004, 2003 or 2002. The Company received a capital contribution of $70.0 million in 2002.

     Statutory capital and surplus of the Company was $123.1 million and $109.9 million at December 31, 2004 and 2003, respectively. Statutory net income
     (loss) of the Company was $14.8 million, $14.4 million, and $(18.2) million in 2004, 2003 and 2002, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $22 thousand, $21 thousand, and $21 thousand in 2004, 2003 and 2002, respectively. The future lease obligations at December 31, 2004 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $510 thousand, $474 thousand and $318 thousand to PPM for investment advisory services during 2004, 2003 and 2002, respectively.

     The Company has an administrative services agreement with JNL, under which JNL provides certain administrative services. Administrative fees were $2.9 million, $2.8 million, and $3.5 million in 2004, 2003 and 2002, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent, JNL. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $36 thousand, $93 thousand and $62 thousand in 2004, 2003 and 2002, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent, JNL. At December 31, 2004 and 2003, JNL's liability for this plan related to the Company's employees totaled $600 thousand and $429 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2004, 2003 or 2002.

     The Company sponsors a non-qualified voluntary deferred compensation plan for certain agents. The plan assets and liabilities are held by the Company's parent, JNL, pursuant to the administrative services agreement. At December 31, 2004 and 2003, JNL's liability for this plan related to the Company's agents totaled $686 thousand and $598 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2004. The Company's expense related to this plan totaled $5 thousand and $44 thousand in 2003 and 2002, respectively.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              Condensed Financial Information

         (2) Financial statements and schedules included in Part B:

              JNLNY Separate Account II

                  Report of Registered Public Accounting Firm as of
                    December 31, 2004
                  Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations at December 31, 2004
                        Statements of Changes in Net Assets for the period at
                     December 31, 2004
                        Notes  to Financial Statements


              Jackson National Life Insurance Company of New York

                  Report of Registered Public Accounting Firm as of
                    December 31, 2004
                  Balance Sheets for the years  ended  December  31, 2004 and
                    2003
                  Income Statements for the years ended December 31, 2004, 2003 and 2002
                  Statements of Stockholder's Equity and Comprehensive Income
                    for the years ended December 31, 2004, 2003 and 2002
                  Statements of Cash Flows for the years ended  December  31,
                    2004, 2003 and 2002
                  Notes to Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.               Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

2.   Not Applicable

3. Form of General Distributor Agreement, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

4.a. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

4.b. Form of the  Perspective  Advisors  Fixed  and  Variable  Annuity  Contract
     (Unisex Tables), incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

4.c. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 electronically filed on October 10, 2001.

4.d. Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 electronically filed on October 10, 2001.

4.e. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 electronically filed on April 30, 2002.

4.f. Form of Guaranteed Options Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 7 electronically filed on April 30, 2003.

5. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

5.a. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 electronically filed on October 10, 2001.

5.b. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 7 electronically filed on April 30, 2004.

6.a. Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Form N-4 electronically filed on September 10, 1999.

b. Bylaws of Depositor, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

7.   Not Applicable

8.   Not Applicable

9.   Opinion and consent of counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

13. Schedule of Computation of Performance, incorporated by reference to Registrant's Post-Effective Amendment No. 4 electronically filed on April 30, 2002.

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Joanne P. McCallie                 Director
         1 Birch Road
         110 Berkowitz
         East Lansing, MI 48824

         Herbert G. May III                 Chief Administrative Officer &
         275 Grove St Building 2            Director
         4th floor
         Auburndale, MA 02466

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations & Director
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration -
         1 Corporate Way                    Customer Service Center & Director
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President - Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Vice President, Senior Counsel,
         1 Corporate Way                    Assistant Secretary & Director
         Lansing, MI 48951

         James Golembiewski                 Vice President & Chief of Compliance
         1 Corporate Way                    for Separate Accounts, Senior
         Lansing, MI 48951                  Counsel & Assistant Secretary

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Chairman of the Board

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President &
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President, Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel &
         Lansing, MI 48951                  Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting & Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President - Financial
         1 Corporate Way                    Operations & Director
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, MI 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional
         1 Corporate Way                    Information Technology
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Administration -
         8055 E. Tufts Avenue               Denver Service Center
         Suite 1000
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.


           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC                  South Carolina               100% Jackson National Life   Real Estate
                                                             Insurance Company

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

BH Clearing, LLC                Michigan                     100% Jackson National Life   Broker/Dealer
                                                             Insurance Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

Equestrian Pointe Investors,    Illinois                     100% Jackson National Life   Real Estate
L.L.C.                                                       Insurance Company

Forty Partners #1, L.C.         Missouri                     100% Jackson National Life   Real Estate
                                                             Insurance Company

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Southeast Agency LLC        Michigan                     100% Jackson National Life   Insurance Agency
                                                             Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

Meadows NRH Associates, L.P.    Texas                        100% Meadows NRH, Inc.       Real Estate

Meadows NRH, Inc.               Texas                        100% Jackson National Life   Real Estate
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One Limited,  Holding Company Activities
                                                             10% Prudential Two Limited,
                                                             10% Prudential Three
                                                             Limited

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.


Item 27. Number of Contract Owners as of March 18, 2005

                  Qualified - 28
                  Non-qualified - 91

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account II. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account
     - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account IV.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed & Index Annuities
8055 E. Tufts Avenue               Marketing Strategy
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Print and Distribution
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                       Executive Vice President, National Sales
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Maura Collins                      Vice President - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Steve Goldberg                     Vice President - National Sales Desk
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                   Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                         Vice President - Corporate/Curian Brand
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                         Vice President - Production Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                      Senior Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Executive Vice President - Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                      Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

James McCorkle                     Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                       Vice President - Marketing Strategy,
8055 E. Tufts Avenue               Variable Annuities
Suite 1100
Denver, CO 80237

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Advanced Markets
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Business Planning
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

David Sprague                      Senior Vice President - Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Senior Vice President - Marketing
8055 E. Tufts Avenue               Communications
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - Life Insurance Marketing
8055 E. Tufts Avenue               Strategy
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - New Business Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

(c)

                            Compensation on
   Name of Principal         Discounts and           Redemption or
      Underwriter             Commissions            Annuitization       Brokerage Commissions        Compensation

Jackson National Life        Not Applicable          Not Applicable          Not Applicable          Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

  Jackson National Life Insurance Company of New York
  2900 Westchester Avenue
  Purchase, New York  10577

  Jackson National Life Insurance Company of New York
  Annuity Service Center
  8055 East Tufts Ave., Second Floor
  Denver, Colorado  80237

  Jackson National Life Insurance Company of New York
  Institutional Marketing Group Service Center
  1 Corporate Way
  Lansing, Michigan  48951

  Jackson National Life Insurance Company of New York
  225 West Wacker Drive, Suite 1200
  Chicago, IL  60606

Item 31. Management Services

  Not Applicable

Item 32. Undertakings and Representations

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 moths old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

     (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
          Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 29th day of April, 2005.

                  JNLNY Separate Account II
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

     As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Andrew B. Hopping                                     Date
Executive Vice President,
Chief Financial Officer,
and Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Herbert G. May III                                    Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Bradley J. Powell                                     Date
Vice President - IMG and Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Thomas J. Meyer                                       Date
Senior Vice President, General Counsel
and Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
John J. Brown                                         Date
Vice President - Government
Relations and Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Marianne Clone                                        Date
Vice President - Administration -
Customer Service Center and
Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Julia A. Goatley                                      Date
Vice President, Senior Counsel,
Assisstant Secretary and Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Russell E. Peck                                       Date
Vice President - Financial
Operations and Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Donald B. Henderson, Jr.                              Date
Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
David C. Porteous                                     Date
Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Donald T. DeCarlo                                     Date
Director

/s/ Thomas J. Meyer*                                  April 29, 2005
----------------------------                          ---------------
Joanne P. McCallie                                    Date
Director


* Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account II (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 3rd day of January, 2005.

/s/ Clark P. Manning
----------------------------------------------
Clark P. Manning
President and Chief Executive Officer

/s/ Andrew B. Hopping
----------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Bradley J. Powell
----------------------------------------------
Bradley J. Powell
Vice President - IMG and Director

/s/ Herbert G. May III
----------------------------------------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ Thomas J. Meyer
----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ John H. Brown
----------------------------------------------
John H. Brown
Vice President - Government Relations and Director

/s/ Marianne Clone
----------------------------------------------
Marianne Clone
Vice President - Administration - Customer Service
Center and Director

/s/ Julia A. Goatley
----------------------------------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

/s/ Russell E. Peck
----------------------------------------------
Russell E. Peck
Vice President - Financial Operations and Director

/s/ Donald B. Henderson, Jr.
----------------------------------------------
Donald B. Henderson, Jr.
Director

/s/ David L. Porteous
----------------------------------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
----------------------------------------------
Donald T. DeCarlo
Director

/s/ Joanne P. McCallie
----------------------------------------------
Joanne P. McCallie
Director

                                  Exhibit List
Exhibit No.     Description

9.             Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.